UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04025

AMERICAN CENTURY MUNICIPAL TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	05-31

Date of reporting period:	11-30-2013

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT	NOVEMBER 30, 2013

High-Yield Municipal Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	16
Statement of Operations	17
Statement of Changes in Net Assets	18
Notes to Financial Statements	19
Financial Highlights	24
Approval of Management Agreement	27
Additional Information	32

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

         Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended November 30, 2013. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Higher Government Bond Yields and Robust Stock Index Returns

U.S. government bond yields and stock indices traced mostly upward paths during the six months ended November 30, 2013. Indications of sustainable economic growth and hints from the Federal Reserve (the Fed) that it might start tapering its latest bond-buying program (quantitative easing, QE) sent bond yields soaring from May to September. The 10-year Treasury yield reached 3.00% on September 5, its first time at that level since July 2011, before retreating to finish the reporting period at 2.74%, still well above where it began (at 2.13%).

Government bond yields generally declined in September and October on softer economic data, the Fed’s announcement that it would delay tapering, and uncertainty caused by the government shutdown during October, but not enough to reverse mostly negative total returns. The 10-year U.S. Treasury note and the Barclays U.S. Aggregate Bond Index (representing the broad taxable U.S. bond market) returned –3.73% and –0.56%, respectively, for the six months. Municipal bonds generally trailed taxable bonds—the Barclays Municipal Bond Index returned –2.45%. U.S. stock indices also experienced volatility during the period, but not enough to erase mostly robust gains—the S&P 500 Index advanced 11.91%.

As we enter 2014, there’s less uncertainty about the U.S. fiscal picture and global economic strength than a year ago, but headwinds continue. A full economic recovery from 2008 remains elusive—economic growth is still subpar compared with past recoveries. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios—as appropriate—for meeting financial goals. We appreciate your continued trust in us.

Sincerely,

Jonathan Thomas

President and Chief Executive Officer

American Century Investments

2

Performance

Total Returns as of November 30, 2013
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	ABHYX	-5.57%	-5.57%	7.24%	3.70%	4.47%(2)	3/31/98
Barclays Municipal Bond Index	—	-2.45%	-3.51%	6.25%	4.40%	4.95%	—
Institutional Class	AYMIX	-5.46%	-5.27%	—	—	5.66%	3/1/10
A Class No sales charge* With sales charge*	AYMAX	-5.69% -9.93%	-5.81% -10.06%	6.97% 5.98%	3.44% 2.97%	3.65% 3.22%	1/31/03
C Class No sales charge* With sales charge*	AYMCX	-6.04% -6.96%	-6.42% -6.42%	6.17% 6.17%	2.68% 2.68%	3.00% 3.00%	7/24/02

*	Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Returns would have been lower if a portion of the management fee had not been waived.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class
0.60%	0.40%	0.85%	1.60%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline. In addition, the lower-rated securities in which the fund invests are subject to greater liquidity risk and credit risk. The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors. Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

3

Fund Characteristics

November 30, 2013
Portfolio at a Glance
Weighted Average Maturity	19.0 years
Average Duration (Modified)	6.7 years

Top Five States and Territories	% of net assets
California	13.5%
Illinois	9.8%
New York	7.2%
Puerto Rico	7.1%
Colorado	5.8%

Top Five Sectors	% of fund investments
Special Tax	16%
Water/Sewer	9%
Cash Equivalent Securities	8%
Hospital	8%
Tollroads	7%

Types of Investments in Portfolio	% of net assets
Municipal Securities	100.1%
Other Assets and Liabilities	(0.1)%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from June 1, 2013 to November 30, 2013.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 6/1/13	Ending Account Value 11/30/13	Expenses Paid During Period(1) 6/1/13 - 11/30/13	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$944.30	$2.92	0.60%
Institutional Class	$1,000	$945.40	$1.95	0.40%
A Class	$1,000	$943.10	$4.14	0.85%
C Class	$1,000	$939.60	$7.78	1.60%
Hypothetical
Investor Class	$1,000	$1,022.06	$3.04	0.60%
Institutional Class	$1,000	$1,023.06	$2.03	0.40%
A Class	$1,000	$1,020.81	$4.31	0.85%
C Class	$1,000	$1,017.05	$8.09	1.60%

(1)

Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

November 30, 2013

	Principal Amount	Value
Municipal Securities — 100.1%
ALABAMA — 0.9%
Courtland Industrial Development Board Environmental Improvement Rev., Series 2003 B, (International Paper Co.), 6.25%, 8/1/25	$1,000,000	$1,000,070
Jefferson County Sewer Rev., Series 2013 D, 6.50%, 10/1/53(1)	2,000,000	1,853,600
		2,853,670
ALASKA — 0.2%
Northern Tobacco Securitization Corp. Settlement Rev., Series 2006 A, (Asset Backed), 5.00%, 6/1/46	1,000,000	681,160
ARIZONA — 1.3%
City of Mesa Excise Tax Rev., 5.00%, 7/1/27	250,000	271,592
Florence Town Inc. Industrial Development Authority Education Rev., (Legacy Traditional Charter School), 6.00%, 7/1/43	1,000,000	890,450
Mohave County Industrial Development Authority Correctional Facilities Contract Rev., (Mohave Prison, LLC Expansion), 8.00%, 5/1/25	500,000	578,920
Pima County Sewer System Rev., Series 2011 B, 5.00%, 7/1/26	1,000,000	1,092,930
Sundance Community Facilities District No. 2 Special Assessment Rev., 7.125%, 7/1/27(2)	658,000	658,112
Sundance Community Facilities District No. 3 Special Assessment Rev., 6.50%, 7/1/29	404,000	387,198
		3,879,202
CALIFORNIA — 13.5%
California Educational Facilities Authority Rev., Series 2013 U4, (Stanford University), 5.00%, 6/1/43	1,250,000	1,440,362
California GO, 5.00%, 4/1/37	1,000,000	1,030,030
California Health Facilities Financing Authority Rev., Series 2009 A, (Children’s Hospital of Orange County), 6.50%, 11/1/38	$2,000,000	$2,228,360
California Health Facilities Financing Authority Rev., Series 2012 A, (Scripps Health), 5.00%, 11/15/40	400,000	400,772
California Health Facilities Financing Authority Rev., Series 2013 A, (St. Joseph Health System), 5.00%, 7/1/37	175,000	177,254
California Mobilehome Park Financing Authority Rev., Series 2003 B, (Palomar Estates E&W), 7.00%, 9/15/36	2,000,000	2,019,360
California Municipal Finance Authority Rev., Series 2011 B, (Azusa Pacific University), 8.00%, 4/1/41	800,000	887,256
California State Public Works Board Rev., Series 2013 A, (Judicial Council Projects), 5.00%, 3/1/30	1,500,000	1,564,245
California State Public Works Board Rev., Series 2013 A, (Judicial Council Projects), 5.00%, 3/1/38	1,500,000	1,502,085
California Statewide Communities Development Authority Rev., (Lancer Educational Student Housing), 7.50%, 6/1/42	2,000,000	2,142,120
Clovis Unified School District GO, Capital Appreciation, Series 2004 A, (Election of 2004), 0.00%, 8/1/26 (NATL-RE)(3)	2,500,000	1,413,500
El Camino Community College District GO, Capital Appreciation, Series 2012 C, (Election of 2002), 0.00%, 8/1/33(3)	1,655,000	596,694
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., 5.75%, 1/15/40	2,000,000	1,989,140
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.125%, 6/1/47	1,000,000	691,300

7

Principal Amount	Value

Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.75%, 6/1/47	$2,000,000	$1,524,260
Independent Cities Finance Authority Mobilehome Park Rev., Series 2010 A, (Lamplighter Salinas), 6.15%, 7/15/40	4,000,000	4,184,120
Long Beach Unified School District Capital Appreciation, GO, Series 2008 G, 0.00%, 8/1/25 (AGC)(3)	1,595,000	961,163
Los Angeles Department of Water & Power Rev., Series 2012 B, (Power System), 5.00%, 7/1/43	2,000,000	2,076,280
Los Angeles Department of Water & Power Rev., Series 2013 B, 5.00%, 7/1/32	1,000,000	1,072,370
Morongo Band of Mission Indians Rev., Series 2008 B, (Enterprise Casino Services), 6.50%, 3/1/28(2)	1,000,000	1,091,550
Oakland Redevelopment Agency Rev., 5.00%, 9/1/36 (Ambac)	3,350,000	3,274,055
Oakland Unified School District GO, (Election of 2012), 6.625%, 8/1/38	385,000	411,280
Palm Springs Airport Passenger Facility Charge Rev., (Palm Springs International Airport), 6.40%, 7/1/23	250,000	254,380
Palm Springs Airport Passenger Facility Charge Rev., (Palm Springs International Airport), 6.50%, 7/1/27	225,000	228,398
Poway Unified School District GO, (Election of 2008), 0.00%, 8/1/32(3)	2,000,000	748,980
River Rock Entertainment Authority (The) Rev., Series 2011 B, 8.00%, 11/1/18	2,931,000	2,661,641
San Diego Community College District GO, Capital Appreciation, (Election of 2006), 0.00%, 8/1/23(3)	780,000	534,097
San Francisco City and County Airports Commission Rev., Series 2013 A, (San Francisco International Airport), 5.00%, 5/1/23	750,000	840,068
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2009 D, (Mission Bay South Redevelopment), 6.625%, 8/1/39	250,000	273,828
Santa Rosa Wastewater Rev., Capital Appreciation, Series 2002 B, 0.00%, 9/1/24 (Ambac)(3)	2,225,000	1,403,040
Successor Agency to the Redevelopment Agency of the City & County of San Francisco Communities Facilities District No. 6 Special Tax Rev., Capital Appreciation, Series 2013 C,(Mission Bay South Public Improvements), 0.00%, 8/1/43(3)	3,500,000	495,250
Sunnyvale Community Facilities District No. 1 Special Tax Rev., 7.75%, 8/1/32	1,500,000	1,500,465
		41,617,703
COLORADO — 5.8%
Colorado Department of Transportation Rev., (Transportation Revenue Anticipation Notes), 5.00%, 12/15/16	2,000,000	2,266,840
Colorado Educational & Cultural Facilities Authority Rev., (Oaks Christian School Project), VRDN, 0.09%, 12/2/13 (LOC: U.S. Bank N.A.)	1,200,000	1,200,000
Colorado Educational & Cultural Facilities Authority Rev., Series 2012 D7, (Jewish Federation Bond Program), VRDN, 0.06%, 12/2/13 (LOC: JPMorgan Chase Bank N.A.)	2,990,000	2,990,000
Colorado Health Facilities Authority Rev., Series 2010 A, (Total Longterm Care), 6.00%, 11/15/30	500,000	520,880
Denver Urban Renewal Authority Tax Increment Rev., Series 2013 A1, 5.00%, 12/1/25	1,500,000	1,620,540
Granby Ranch Metropolitan District GO, 6.75%, 12/1/36	1,821,000	1,763,256

8

Principal Amount	Value

One Horse Business Improvement District Rev., (Sales Tax Sharing), 6.00%, 6/1/24	$1,500,000	$1,508,280
Plaza Metropolitan District No. 1 Tax Allocation Rev., 5.00%, 12/1/22	500,000	511,020
Plaza Metropolitan District No. 1 Tax Increment Allocation Rev., (Public Improvement Fee), 8.00%, 6/1/14, Prerefunded at 101% of Par(4)	1,500,000	1,574,535
Regional Transportation District COP, Series 2013 A, 5.00%, 6/1/21	1,000,000	1,139,490
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 6.00%, 1/15/41	1,000,000	1,016,840
Todd Creek Farms Metropolitan District No. 1 Rev., 5.60%, 12/1/14(5)	1,800,000	880,920
Todd Creek Farms Metropolitan District No. 1 Rev., 6.125%, 12/1/19(5)	1,500,000	734,100
		17,726,701
CONNECTICUT — 0.4%
Connecticut GO, Series 2013 E, 5.00%, 8/15/26	1,000,000	1,129,940
DELAWARE — 0.5%
Delaware State Economic Development Authority Gas Facilities Rev., (Delmarva Power & Light Co.), 5.40%, 2/1/31	1,500,000	1,577,670
FLORIDA — 4.3%
Brevard County Industrial Development Rev., (TUFF Florida Institute of Technology), 6.75%, 11/1/39	1,000,000	1,014,750
Broward County Airport System Rev., Series 2013 C, 5.25%, 10/1/38	500,000	516,655
Dupree Lakes Community Development District Special Assessment Rev., 6.83%, 11/1/15	725,000	718,743
Greater Orlando Aviation Authority Rev., (JetBlue Airways Corp.), 5.00%, 11/15/36	1,000,000	819,250
Hillsborough County Industrial Development Authority Rev., Series 2013 A, (Tampa General Hospital), 5.00%, 10/1/34	1,250,000	1,237,938
JEA Electric System Rev., Series 2013 A, 5.00%, 10/1/23	500,000	575,860
Martin County Health Facilities Authority Rev., (Martin Memorial Medical Center), 5.50%, 11/15/42	1,500,000	1,462,845
Miami-Dade County Rev., Series 2012 B, 5.00%, 10/1/37	1,500,000	1,509,495
Mid-Bay Bridge Authority Springing Lien Rev., Series 2011 A, 7.25%, 10/1/40	2,000,000	2,194,900
South Lake County Hospital District Rev., Series 2010 A, (South Lake Hospital), 6.25%, 4/1/39	1,000,000	1,060,500
South-Dade Venture Community Development District Special Assessment Rev., 6.125%, 5/1/14, Prerefunded at 101% of Par(4)	1,245,000	1,287,579
Village Community Development District No. 8 Special Assessment Rev., 6.125%, 5/1/39	865,000	948,706
		13,347,221
GEORGIA — 2.8%
Atlanta Airport Rev., Series 2011 B, 5.00%, 1/1/29	1,000,000	1,028,800
Atlanta Water & Wastewater Rev., Series 2009 A, 6.25%, 11/1/39	3,000,000	3,389,490
Atlanta Water & Wastewater Rev., Series 2013 B, 5.00%, 11/1/24	1,000,000	1,145,570
DeKalb County Water and Sewer Rev., Series 2011 A, 5.25%, 10/1/36	1,000,000	1,063,280
DeKalb County Water and Sewer Rev., Series 2011 A, 5.25%, 10/1/41	1,000,000	1,053,750
Marietta Development Authority Rev., (Life University, Inc.), 7.00%, 6/15/39	1,000,000	996,410
		8,677,300

9

Principal Amount	Value

GUAM — 2.2%
Guam Government Department of Education COP, Series 2010 A, (John F. Kennedy High School), 6.625%, 12/1/30	$1,000,000	$1,032,580
Guam Government GO, Series 2009 A, 7.00%, 11/15/39	3,905,000	4,092,206
Guam Government Waterworks Authority Rev., 6.00%, 7/1/25	1,500,000	1,518,855
		6,643,641
HAWAII — 0.5%
Hawaii State Department of Budget & Finance Rev., Series 2009 A, (15 Craigside), 9.00%, 11/15/44	1,500,000	1,657,140
IDAHO — 0.4%
Boise City Independent School District GO, Series 2012 B, 5.00%, 8/1/22	1,000,000	1,185,450
ILLINOIS — 9.8%
Bedford Park Tax Allocation Rev., 5.125%, 12/30/18	1,325,000	1,344,425
Chicago Midway Airport Rev., Series 2013 B, 5.00%, 1/1/26(1)	2,200,000	2,326,654
Chicago O’Hare International Airport Rev., Series 2005 A, 5.00%, 1/1/29 (NATL-RE)	1,115,000	1,123,742
Chicago Tax Increment Allocation Rev., Series 2004 B, (Pilsen Redevelopment), (Junior Lien), 6.75%, 6/1/22	3,000,000	3,051,270
Cook County GO, Series 2011 A, 5.25%, 11/15/28	800,000	814,496
Hampshire Special Service Area No. 13 Special Tax Rev., (Tuscany Woods), 5.75%, 3/1/37(5)(6)	4,966,000	2,126,590
Illinois Educational Facilities Authority Rev., Series 2001 B1, (University of Chicago), VRDN, 1.10%, 2/15/18	1,125,000	1,115,876
Illinois Finance Authority Rev., (Northwestern Memorial Healthcare), 5.00%, 8/15/43	1,000,000	986,210
Illinois Finance Authority Rev., Series 2008 B, (Elmhurst Memorial Healthcare), VRDN, 0.05%, 12/2/13 (LOC: JPMorgan Chase Bank N.A.)	11,450,000	11,450,000
Illinois Finance Authority Rev., Series 2009 A, (Rush University Medical Center Obligation Group), 7.25%, 11/1/30	1,500,000	1,761,015
Illinois Finance Authority Rev., Series 2013 A, (Benedictine University Project), 6.25%, 10/1/33	1,000,000	1,036,850
Illinois GO, 5.00%, 8/1/25	1,000,000	1,026,060
Illinois GO, 5.50%, 7/1/38	1,000,000	1,001,420
Metropolitan Pier & Exposition Authority Rev., Capital Appreciation, Series 2012 B, (McCormick Place Project), 0.00%, 12/15/41(3)	1,000,000	191,050
University of Illinois Rev., Series 2011 A, (Auxiliary Facilities System), 5.25%, 4/1/41	625,000	639,081
		29,994,739
IOWA — 0.3%
Iowa Tobacco Settlement Authority Rev., Series 2005 C, 5.625%, 6/1/46	1,000,000	755,510
LOUISIANA — 0.5%
New Orleans Aviation Board Rev., Series 2009 A, (Consolidated Rental Car), 6.50%, 1/1/40	1,500,000	1,652,925
MARYLAND — 2.0%
Anne Arundel County Special Obligation Tax Allocation Rev., (National Business Park), 6.10%, 7/1/40	1,000,000	1,029,960
Baltimore Special Obligation Tax Allocation Rev., Series 2008 A, (Resh Park), 7.00%, 9/1/38	2,900,000	3,004,748
Maryland Economic Development Corp. Rev., Series 2010 A, (Transportation Facilities), 5.75%, 6/1/35	1,000,000	1,011,500
Maryland Industrial Development Financing Authority Rev., Series 2005 A, (Our Lady of Good Counsel High School), 6.00%, 5/1/35	1,000,000	1,026,790
		6,072,998
MASSACHUSETTS — 1.6%
Massachusetts Development Finance Agency Rev., Series 2012 C, (Covanta Energy Project), 5.25%, 11/1/42	1,000,000	881,060

10

Principal Amount	Value

Massachusetts GO, Series 2000 A, (Central Artery), VRDN, 0.05%, 12/2/13 (SBBPA: Bank of America N.A.)	$1,900,000	$1,900,000
Massachusetts School Building Authority Sales Tax Rev., Series 2012 B, 5.00%, 8/15/28	2,000,000	2,216,160
		4,997,220
MICHIGAN — 5.1%
Detroit City School District GO, Series 2012 A, (School Building & Site Improvement), 5.00%, 5/1/25 (Q-SBLF)	2,490,000	2,616,841
Detroit Water and Sewerage Department Disposal Sewage System Rev., Series 2012 A, (Senior Lien), 5.25%, 7/1/26	770,000	741,133
Detroit Water and Sewerage Department Disposal Sewage System Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/32	2,250,000	2,034,877
Detroit Water and Sewerage Department Disposal Sewage System Rev., Series 2012 A, (Senior Lien), 5.25%, 7/1/39	3,750,000	3,441,037
Detroit Water Supply System Rev., Series 2011 A, (Senior Lien), 5.75%, 7/1/37	1,000,000	960,080
Flint Hospital Building Authority Rev., (Hurley Medical Center), 7.50%, 7/1/39	1,250,000	1,351,425
Kentwood Economic Development Corp. Rev., (Limited Obligation/Holland Home), 5.625%, 11/15/41	1,750,000	1,594,478
Michigan Finance Authority Rev., (Detroit School District), 5.50%, 6/1/21	1,850,000	2,044,065
Wayne County GO, Series 2009 A, (Building Improvement), 6.75%, 11/1/39	945,000	999,772
		15,783,708
MISSOURI — 2.7%
Kirkwood Industrial Development Authority Rev., Series 2010 A, (Aberdeen Heights), 8.25%, 5/15/45	3,000,000	3,314,010
Missouri State Health & Educational Facilities Authority Rev., (Kansas City Art Institute), VRDN, 0.07%, 12/2/13 (LOC: Commerce Bank N.A.)	1,600,000	1,600,000
Missouri State Health & Educational Facilities Authority Rev., (Lutheran Senior Services), 6.00%, 2/1/41	1,250,000	1,294,375
Missouri State Health & Educational Facilities Authority Rev., (St. Louis College of Pharmacy Project), 5.50%, 5/1/43	1,000,000	1,002,140
Missouri State Health & Educational Facilities Authority Rev., Series 2011 B, (Rockhurst University), VRDN, 0.07%, 12/2/13 (LOC: Commerce Bank N.A.)	1,000,000	1,000,000
		8,210,525
MONTANA — 0.5%
Forsyth Pollution Control Rev., Series 2007, (PacifiCorp. Project), VRDN, 0.05%, 12/2/13 (LOC: JPMorgan Chase Bank N.A.)	1,410,000	1,410,000
NEBRASKA — 2.0%
Central Plains Energy Project Rev., 5.00%, 9/1/42	1,360,000	1,305,002
Omaha Public Power District Rev., Series 2012 A, 5.00%, 2/1/42	1,500,000	1,565,310
Santee Sioux Nation Tribal Health Care Rev., (Indian Health Service Joint Venture), 8.75%, 10/1/20	3,000,000	3,130,620
		6,000,932
NEVADA — 0.3%
Henderson Local Improvement District No. T-15 Special Assessment Rev., 6.10%, 3/1/24	970,000	983,726
NEW HAMPSHIRE — 0.2%
New Hampshire Business Finance Authority Rev., (Huggins Hospital), VRDN, 0.10%, 12/2/13 (LOC: TD BankNorth N.A.)	600,000	600,000
NEW JERSEY — 3.9%
New Jersey Economic Development Authority Rev., (Continental Airlines, Inc.), 5.25%, 9/15/29	1,000,000	930,800

11

Principal Amount	Value

New Jersey Economic Development Authority Rev., (Continental Airlines, Inc.), 5.50%, 6/1/33	$500,000	$466,590
New Jersey Economic Development Authority Rev., (The Goethals Bridge Replacement Project), 5.375%, 1/1/43	1,600,000	1,577,904
New Jersey Economic Development Authority Rev., Series 2006 B, (Gloucester Marine Terminal), 6.875%, 1/1/37	3,000,000	2,907,150
New Jersey Economic Development Authority Rev., Series 2006 C, (Gloucester Marine Terminal), 6.50%, 1/1/15	1,405,000	1,396,120
New Jersey Transportation Trust Fund Authority Rev., Series 2012 A, 5.00%, 6/15/42	1,000,000	1,013,860
New Jersey Transportation Trust Fund Authority Rev., Capital Appreciation, Series 2010 A, 0.00%, 12/15/32(3)	6,420,000	2,301,442
Tobacco Settlement Financing Corp. Rev., Series 2007 1A, 4.75%, 6/1/34	2,000,000	1,445,180
		12,039,046
NEW MEXICO — 1.2%
Cabezon Public Improvement District Special Tax Rev., 6.30%, 9/1/34	1,490,000	1,496,228
Montecito Estates Public Improvement District Levy Special Tax Rev., (City of Albuquerque), 7.00%, 10/1/37	1,130,000	1,138,136
Ventana West Public Improvement District Levy Special Tax Rev., 6.875%, 8/1/33	1,000,000	1,000,420
		3,634,784
NEW YORK — 7.2%
Brooklyn Arena Local Development Corp. Rev., (Barclays Center), 6.25%, 7/15/40	800,000	842,256
Metropolitan Transportation Authority Rev., Series 2013 D, 5.00%, 11/15/43	1,000,000	1,009,360
New York City GO, Series 2013 D1, 5.00%, 8/1/27	2,000,000	2,207,980
New York City GO, Series 2013 A1, 5.00%, 8/1/36	900,000	943,560
New York City GO, Series 2013 J, 5.00%, 8/1/23(7)	750,000	873,270
New York City Industrial Development Agency Rev., Series 2012 A, 5.00%, 7/1/28	1,000,000	950,240
New York City Transitional Finance Authority Rev., Series 2013 F1, (Future Tax Secured Bonds), 5.00%, 2/1/22	1,000,000	1,181,800
New York Liberty Development Corp. Rev., (Goldman Sachs Headquarters), 5.25%, 10/1/35	2,030,000	2,132,880
New York State Dormitory Authority Rev., Series 2012 B, 5.00%, 3/15/42	2,500,000	2,589,075
New York State Dormitory Authority Rev., Series 2013 A, 5.00%, 7/1/26	500,000	566,960
New York State Urban Development Corp. Rev., Series 2013 A1, (State Personal Income Tax), 5.00%, 3/15/43	1,000,000	1,033,730
Newburgh GO, Series 2012 A, 5.625%, 6/15/33	1,400,000	1,309,546
Port Authority of New York & New Jersey Special Obligation Rev., (John F. Kennedy International Airport Terminal), 6.00%, 12/1/36	2,000,000	2,156,140
Triborough Bridge & Tunnel Authority Rev., Series 2011 A, 5.00%, 1/1/28	3,000,000	3,272,580
Triborough Bridge & Tunnel Authority Rev., Capital Appreciation, Series 2013 A, 0.00%, 11/15/30(3)	2,500,000	1,123,975
		22,193,352
NORTH CAROLINA — 0.9%
Charlotte-Mecklenburg Hospital Authority Rev., Series 2013 A, (Carolinas Health Care System), 5.00%, 1/15/39	1,250,000	1,259,037
North Carolina Capital Facilities Finance Agency Rev., (Duke Energy Carolinas LLC), 4.375%, 10/1/31	1,500,000	1,515,840
		2,774,877

12

Principal Amount	Value

NORTH DAKOTA — 1.0%
Grand Forks Health Care Facilities Rev., Series 1996 A, (The United Hospital Obligation Group), VRDN, 0.05%, 12/2/13 (LOC: Bank of America N.A.)	$3,100,000	$3,100,000
OHIO — 2.2%
Buckeye Tobacco Settlement Financing Authority Rev., Series 2007 A2, (Asset Backed Senior Turbo), 5.125%, 6/1/24	1,000,000	841,680
Buckeye Tobacco Settlement Financing Authority Rev., Series 2007 A2, (Asset Backed Senior Turbo), 5.75%, 6/1/34	1,000,000	757,910
Buckeye Tobacco Settlement Financing Authority Rev., Series 2007 A2, (Asset Backed Senior Turbo), 5.875%, 6/1/47	1,500,000	1,149,795
Muskingum County Hospital Facilities Rev., (Genesis Health System), 5.00%, 2/15/21	1,365,000	1,362,447
Pinnacle Community Infrastructure Financing Authority Rev., Series 2004 A, 6.25%, 12/1/36	1,800,000	1,728,018
Southeastern Ohio Port Authority Rev., (Memorial Health System), 6.00%, 12/1/42	1,000,000	960,250
		6,800,100
OKLAHOMA — 2.6%
Oklahoma Turnpike Authority Rev., Series 2011 A, (Second Series), 5.00%, 1/1/28	2,000,000	2,186,840
Trustees of the Tulsa Municipal Airport Trust Rev., 5.50%, 12/1/35	3,500,000	3,231,585
Tulsa County Industrial Authority Senior Living Community Rev., Series 2010 A, (Montereau, Inc.), 7.25%, 11/1/40	2,500,000	2,627,050
		8,045,475
OREGON — 1.6%
Forest Grove Student Housing Rev., (Oak Tree Foundation), 5.50%, 3/1/37 (Acquired 6/28/07, Cost $1,400,000)(8)	1,400,000	1,307,712
Oregon GO, Series 2011 J, 5.00%, 5/1/36	1,250,000	1,337,837
Salem Hospital Facility Authority Rev., (Capital Manor, Inc.), 6.00%, 5/15/42	1,000,000	979,930
Salem Hospital Facility Authority Rev., (Capital Manor, Inc.), 6.00%, 5/15/47	1,250,000	1,228,113
		4,853,592
PENNSYLVANIA — 2.7%
Allegheny County Industrial Development Authority Rev., (Environmental Improvement), 6.875%, 5/1/30	1,000,000	1,029,980
Allegheny County Redevelopment Authority Tax Allocation Rev., (Pittsburgh Mills), 5.60%, 7/1/23	1,500,000	1,479,165
Pennsylvania Economic Development Financing Authority Rev., Series 2009 A, (Albert Einstein Healthcare Network), 6.25%, 10/15/23	2,000,000	2,160,820
Pennsylvania Turnpike Commission Rev., Series 2011 B, 5.25%, 12/1/41	2,000,000	2,032,640
Philadelphia Municipal Authority Lease Rev., 6.50%, 4/1/39	1,500,000	1,618,725
		8,321,330
PUERTO RICO — 7.1%
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.25%, 7/1/29	5,000,000	3,644,500
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.25%, 7/1/42	2,000,000	1,355,860
Puerto Rico Electric Power Authority Rev., Series 2008 WW, 5.50%, 7/1/38	2,000,000	1,403,800
Puerto Rico Electric Power Authority Rev., Series 2010 XX, 5.25%, 7/1/40	2,085,000	1,460,605
Puerto Rico Electric Power Authority Rev., Series 2012 A, 5.00%, 7/1/42	2,000,000	1,357,440
Puerto Rico GO, Series 2008 A, 6.00%, 7/1/38	1,500,000	1,118,100

13

Principal Amount	Value

Puerto Rico GO, Series 2009 B, (Public Improvement), 5.75%, 7/1/38	$1,000,000	$728,570
Puerto Rico GO, Series 2009 B, (Public Improvement), 6.00%, 7/1/39	2,000,000	1,483,120
Puerto Rico GO, Series 2009 C, (Public Improvement), 6.00%, 7/1/39	655,000	485,722
Puerto Rico GO, Series 2011 A, (Public Improvement), 5.75%, 7/1/41	1,000,000	722,780
Puerto Rico GO, Series 2012 A, (Public Improvement), 5.50%, 7/1/39	3,085,000	2,211,544
Puerto Rico Public Buildings Authority Rev., Series 2012 U, 5.25%, 7/1/42 (LOC: Commonwealth of Puerto Rico)	2,750,000	1,900,277
Puerto Rico Public Finance Corp. Rev., Series 2011 B, (Commonwealth Appropriation), 5.50%, 8/1/31 (SBBPA: Government Development Bank for Puerto Rico)	400,000	276,676
Puerto Rico Sales Tax Financing Corp. Rev., Series 2010 A, 5.375%, 8/1/39	2,000,000	1,513,220
Puerto Rico Sales Tax Financing Corp. Rev., Series 2011 A1, 5.25%, 8/1/43	3,000,000	2,187,120
		21,849,334
SOUTH CAROLINA — 1.2%
South Carolina Jobs-Economic Development Authority Hospital Rev., (Palmetto Health), 5.75%, 8/1/39	1,475,000	1,525,622
Spartanburg County Regional Health Services District Rev., Series 2012 A, 5.00%, 4/15/37	2,000,000	1,990,340
		3,515,962
TEXAS — 4.3%
Dallas-Fort Worth International Airport Rev., Series 2012 G, 3.00%, 11/1/14	400,000	410,452
Dallas-Fort Worth International Airport Facilities Improvement Corp. Rev., Series 2012 B, 5.00%, 11/1/26	3,000,000	3,169,800
La Vernia Higher Education Finance Corp. Rev., Series 2009 A, (Kipp, Inc.), 6.25%, 8/15/39	1,000,000	1,062,000
Love Field Airport Modernization Corp. Special Facilities Rev., (Southwest Airlines Co.), 5.25%, 11/1/40	500,000	495,000
San Antonio Electric and Gas Rev., (Junior Lien), 5.00%, 2/1/43	650,000	675,649
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Scott & White Healthcare Obligated Group), 5.00%, 8/15/43	1,000,000	982,450
Texas Private Activity Bond Surface Transportation Corp. Rev., (Senior Lien/LBJ Infrastructure), 7.00%, 6/30/40	3,000,000	3,288,960
Texas Public Finance Authority Charter School Finance Corp. Rev., Series 2010 A, (Cosmos Foundation, Inc.), 6.20%, 2/15/40	1,500,000	1,578,720
Travis County Health Facilities Development Corp. Rev., (Westminster Manor Health), 7.125%, 11/1/40	1,500,000	1,590,870
		13,253,901
U.S. VIRGIN ISLANDS — 0.5%
Virgin Islands Public Finance Authority Rev., Series 2010 B, (Subordinated Lien), 5.25%, 10/1/29	1,500,000	1,511,880
VIRGINIA — 2.0%
Dulles Town Center Community Development Authority Special Assessment Rev., 4.25%, 3/1/26	750,000	672,113
Fairfax County Economic Development Authority Rev., (Silver Line Phase I), 5.00%, 4/1/36	570,000	587,436
Mosaic Community Development Authority Tax Allocation Rev., Series 2011 A, 6.875%, 3/1/36	1,000,000	1,103,760
Route 460 Funding Corp. Rev., Capital Appreciation, Series 2012 B, 0.00%, 7/1/35(3)	1,075,000	280,446

14

Principal Amount	Value

Virginia Resources Authority Clean Water Rev., (State Revolving Fund), 5.00%, 10/1/23	$2,000,000	$2,399,840
Washington County Industrial Development Authority Hospital Facility Rev., Series 2009 C, (Mountain States Health Alliance), 7.75%, 7/1/38	1,000,000	1,133,900
		6,177,495
WASHINGTON — 0.7%
Port of Seattle Rev., Series 2000 B, 6.00%, 2/1/15 (NATL-RE)	250,000	266,533
Port of Seattle Industrial Development Corp. Rev., (Delta Airlines, Inc.), 5.00%, 4/1/30	1,000,000	884,310
Tacoma Electric System Rev., Series 2013 A, 5.00%, 1/1/38	1,000,000	1,036,980
		2,187,823
WISCONSIN — 2.5%
Public Finance Authority Rev., (Roseman University Health Sciences), 5.50%, 4/1/32	2,000,000	1,874,740
Wisconsin Department of Transportation Rev., Series 1, 5.00%, 7/1/30	2,500,000	2,745,450
Wisconsin Health & Educational Facilities Authority Rev., Series 2004 A, (Southwest Health Center), 6.25%, 4/1/14, Prerefunded at 100% of Par(4)	2,000,000	2,041,280
Wisconsin Health & Educational Facilities Authority Rev., Series 2009 A, (St. John’s Communities, Inc.), 7.625%, 9/15/39	1,000,000	1,068,600
		7,730,070
WYOMING — 0.7%
Campbell County Solid Waste Facilities Rev., Series 2009 A, (Basin Electric Power Cooperative), 5.75%, 7/15/39	2,000,000	2,159,040
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $315,655,408)		307,587,142
OTHER ASSETS AND LIABILITIES — (0.1)%		(164,264)
TOTAL NET ASSETS — 100.0%		$307,422,878

Futures Contracts
Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
30	U.S. Treasury Long Bonds	March 2014	$3,922,500	$1,805

Notes to Schedule of Investments

AGC = Assured Guaranty Corporation

COP = Certificates of Participation

GO = General Obligation

LOC = Letter of Credit

NATL-RE = National Public Finance Guarantee Corporation - Reinsured

Q-SBLF = Qualified School Board Loan Fund

SBBPA = Standby Bond Purchase Agreement

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional investors. The aggregate value of these securities at the period end was $1,749,662, which represented 0.6% of total net assets.

(3)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(4)	Escrowed to maturity in U.S. government securities or state and local government securities.

(5)	Security is in default.

(6)	Non-income producing.

(7)

Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $93,149.

(8)

Security has not been registered with the Securities and Exchange Commission and may be subject to resale, redemption or transferability restrictions (not including a security purchased pursuant to Rule 144A under the Securities Act of 1933). The aggregate value of these securities at the period end was $1,307,712, which represented 0.4% of total net assets.

See Notes to Financial Statements.

15

Statement of Assets and Liabilities

NOVEMBER 30, 2013 (UNAUDITED)
Assets
Investment securities, at value (cost of $315,655,408)	$307,587,142
Cash	1,019,887
Receivable for investments sold	145,000
Receivable for capital shares sold	276,386
Interest receivable	4,720,429
313,748,844

Liabilities
Payable for investments purchased	5,117,502
Payable for capital shares redeemed	797,600
Accrued management fees	152,998
Distribution and service fees payable	41,040
Dividends payable	216,826
6,325,966

Net Assets	$307,422,878

Net Assets Consist of:
Capital paid in	$348,737,890
Distributions in excess of net investment income	(142,773)
Accumulated net realized loss	(33,105,778)
Net unrealized depreciation	(8,066,461)
$307,422,878

	Net assets	Shares outstanding	Net asset value per share
Investor Class	$189,442,855	21,466,967	$8.82
Institutional Class	$7,397,532	838,213	$8.83
A Class	$82,829,200	9,386,082	$8.82*
C Class	$27,753,291	3,146,633	$8.82

*  Maximum offering price $9.24 (net asset value divided by 0.955).

See Notes to Financial Statements.

16

Statement of Operations

FOR THE SIX MONTHS ENDED NOVEMBER 30, 2013 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$8,513,420

Expenses:
Management fees	998,761
Distribution and service fees:
A Class	115,050
C Class	151,830
Trustees’ fees and expenses	11,558
Other expenses	1,094
1,278,293

Net investment income (loss)	7,235,127

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(2,671,777)
Futures contract transactions	(262,414)
(2,934,191)

Change in net unrealized appreciation (depreciation) on:
Investments	(25,480,155)
Futures contracts	96,172
(25,383,983)

Net realized and unrealized gain (loss)	(28,318,174)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(21,083,047)

See Notes to Financial Statements.

17

Statement of Changes in Net Assets

SIX MONTHS ENDED NOVEMBER 30, 2013 (UNAUDITED) AND YEAR ENDED MAY 31, 2013
Increase (Decrease) in Net Assets	November 30, 2013	May 31, 2013
Operations
Net investment income (loss)	$7,235,127	$16,380,886
Net realized gain (loss)	(2,934,191)	11,768,161
Change in net unrealized appreciation (depreciation)	(25,383,983)	(2,481,436)
Net increase (decrease) in net assets resulting from operations	(21,083,047)	25,667,611

Distributions to Shareholders
From net investment income:
Investor Class	(4,508,895)	(11,069,521)
Institutional Class	(288,014)	(410,861)
A Class	(1,918,218)	(3,947,892)
C Class	(518,781)	(1,096,604)
Decrease in net assets from distributions	(7,233,908)	(16,524,878)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(73,712,835)	31,602,469

Net increase (decrease) in net assets	(102,029,790)	40,745,202

Net Assets
Beginning of period	409,452,668	368,707,466
End of period	$307,422,878	$409,452,668

Distributions in excess of net investment income	$(142,773)	$(143,992)

See Notes to Financial Statements.

18

Notes to Financial Statements

NOVEMBER 30, 2013 (UNAUDITED)

1. Organization

American Century Municipal Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. High-Yield Municipal Fund (the fund) is one fund in a series issued by the trust. The fund is nondiversified as defined under the 1940 Act. The fund’s investment objective is to seek high current income that is exempt from federal income tax. Capital appreciation is a secondary objective.

The fund offers the Investor Class, the Institutional Class, the A Class and the C Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

19

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts and when-issued securities. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund’s tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.2925% to 0.4100%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class and C Class. The Institutional Class is 0.2000% less at each point within the Complex Fee range. The effective annual management fee for each class for the six months ended November 30, 2013 was 0.60% for the Investor Class, A Class and C Class and 0.40% for the Institutional Class.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS

20

an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended November 30, 2013 are detailed in the Statement of Operations.

Related Parties — Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust’s investment advisor, ACIM, the trust’s distributor, ACIS, and the trust’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended November 30, 2013 were $188,225,457 and $259,804,585, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended November 30, 2013		Year ended May 31, 2013
	Shares	Amount	Shares	Amount
Investor Class
Sold	4,513,581	$40,198,874	15,632,861	$149,509,037
Issued in reinvestment of distributions	378,325	3,360,026	880,935	8,434,100
Redeemed	(11,220,226)	(101,339,744)	(14,246,298)	(136,184,513)
	(6,328,320)	(57,780,844)	2,267,498	21,758,624
Institutional Class
Sold	4,956,502	43,238,602	2,065,386	19,671,089
Issued in reinvestment of distributions	32,027	284,158	38,052	364,054
Redeemed	(4,597,417)	(40,862,037)	(2,434,993)	(23,334,364)
	391,112	2,660,723	(331,555)	(3,299,221)
A Class
Sold	1,624,959	14,535,767	4,337,611	41,591,587
Issued in reinvestment of distributions	171,364	1,520,891	317,467	3,038,930
Redeemed	(3,379,239)	(30,137,949)	(3,573,119)	(34,213,774)
	(1,582,916)	(14,081,291)	1,081,959	10,416,743
C Class
Sold	158,949	1,427,105	957,241	9,141,670
Issued in reinvestment of distributions	37,819	335,259	61,344	587,049
Redeemed	(701,797)	(6,273,787)	(731,536)	(7,002,396)
	(505,029)	(4,511,423)	287,049	2,726,323
Net increase (decrease)	(8,025,153)	$(73,712,835)	3,304,951	$31,602,469

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6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities and unrealized gain (loss) on futures contracts were classified as Level 2 and Level 1, respectively. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund purchased and sold interest rate risk derivative instruments throughout the reporting period, and the instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume.

The value of interest rate risk derivative instruments as of November 30, 2013, is included in the unrealized gain (loss) on futures contracts as reported in the Schedule of Investments. At period end, the fund did not have any asset derivatives or liability derivatives disclosed on the Statement of Assets and Liabilities. For the six months ended November 30, 2013, the effect of interest rate risk derivative instruments on the Statement of Operations was $(262,414) in net realized gain (loss) on futures contract transactions and $96,172 in change in net unrealized appreciation (depreciation) on futures contracts.

8. Risk Factors

The fund invests in lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

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9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of November 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$315,655,408
Gross tax appreciation of investments	$7,348,723
Gross tax depreciation of investments	(15,416,989)
Net tax appreciation (depreciation) of investments	$(8,068,266)

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

As of May 31, 2013, the fund had accumulated short-term capital losses of $(30,587,643), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire as follows:

2016	2017	2018	2019
$(151,664)	$(8,112,975)	$(11,481,481)	$(10,841,523)

23

Financial Highlights

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2013(2)	$9.55	0.20(3)	(0.73)	(0.53)	(0.20)	$8.82	(5.57)%	0.60%(4)	4.42%(4)	55%	$189,443
2013	$9.32	0.40(3)	0.23	0.63	(0.40)	$9.55	6.85%	0.60%	4.16%	111%	$265,529
2012	$8.50	0.44(3)	0.82	1.26	(0.44)	$9.32	15.16%	0.61%	4.89%	70%	$237,949
2011	$8.82	0.47(3)	(0.32)	0.15	(0.47)	$8.50	1.76%	0.61%	5.41%	27%	$126,327
2010	$7.91	0.45(3)	0.92	1.37	(0.46)	$8.82	17.68%	0.61%	5.40%	25%	$132,196
2009	$9.63	0.50	(1.72)	(1.22)	(0.50)	$7.91	(12.70)%	0.62%	5.97%	44%	$82,547
Institutional Class
2013(2)	$9.56	0.20(3)	(0.72)	(0.52)	(0.21)	$8.83	(5.46)%	0.40%(4)	4.62%(4)	55%	$7,398
2013	$9.32	0.42(3)	0.24	0.66	(0.42)	$9.56	7.17%	0.40%	4.36%	111%	$4,273
2012	$8.50	0.45(3)	0.83	1.28	(0.46)	$9.32	15.39%	0.41%	5.09%	70%	$7,260
2011	$8.82	0.49(3)	(0.32)	0.17	(0.49)	$8.50	1.97%	0.41%	5.61%	27%	$4,829
2010(5)	$8.66	0.12(3)	0.15	0.27	(0.11)	$8.82	3.13%	0.41%(4)	5.50%(4)	25%(6)	$26

24

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2013(2)	$9.55	0.19(3)	(0.73)	(0.54)	(0.19)	$8.82	(5.69)%	0.85%(4)	4.17%(4)	55%	$82,829
2013	$9.32	0.37(3)	0.24	0.61	(0.38)	$9.55	6.58%	0.85%	3.91%	111%	$104,785
2012	$8.50	0.42(3)	0.82	1.24	(0.42)	$9.32	14.87%	0.86%	4.64%	70%	$92,154
2011	$8.82	0.45(3)	(0.32)	0.13	(0.45)	$8.50	1.51%	0.86%	5.16%	27%	$78,325
2010	$7.91	0.43(3)	0.91	1.34	(0.43)	$8.82	17.39%	0.86%	5.15%	25%	$130,266
2009	$9.63	0.48	(1.72)	(1.24)	(0.48)	$7.91	(12.92)%	0.87%	5.72%	44%	$111,293
C Class
2013(2)	$9.55	0.15(3)	(0.73)	(0.58)	(0.15)	$8.82	(6.04)%	1.60%(4)	3.42%(4)	55%	$27,753
2013	$9.32	0.30(3)	0.24	0.54	(0.31)	$9.55	5.91%	1.60%	3.16%	111%	$34,865
2012	$8.49	0.35(3)	0.83	1.18	(0.35)	$9.32	14.03%	1.61%	3.89%	70%	$31,344
2011	$8.81	0.38(3)	(0.32)	0.06	(0.38)	$8.49	0.75%	1.61%	4.41%	27%	$24,885
2010	$7.91	0.37(3)	0.90	1.27	(0.37)	$8.81	16.39%	1.61%	4.40%	25%	$29,313
2009	$9.63	0.41	(1.72)	(1.31)	(0.41)	$7.91	(13.58)%	1.62%	4.97%	44%	$25,176

25

Notes to Financial Highlights

(1)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(2)	Six months ended November 30, 2013 (unaudited).

(3)	Computed using average shares outstanding throughout the period.

(4)	Annualized.

(5)	March 1, 2010 (commencement of sale) through May 31, 2010.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended May 31, 2010.

See Notes to Financial Statements.

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Approval of Management Agreement

At a meeting held on June 11, 2013, the Fund’s Board of Directors/Trustees unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees (the “Directors”), including a majority of the independent Directors each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

In connection with their annual review and evaluation, the independent Directors memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their consideration of renewal of the management agreement. In that statement, the independent Directors noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the information that the Board and its committees receive and consider over time. This information, together with the materials provided in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•

the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	data comparing the cost of owning the Fund to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

27

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	consideration of collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided. The Board also had the benefit of the advice of its independent counsel throughout the period.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and the Board’s independent counsel in connection with the review, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

28

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance section of this report.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, its ability to continue

29

to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

30

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

31

Additional Information

Proxy Voting Policies

Descriptions of the principles and policies that the fund’s investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the “About Us” page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

32

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Municipal Trust

Investment Advisor:

American Century Investment Management, Inc.

Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2014 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SAN-80795 1401

SEMIANNUAL REPORT	NOVEMBER 30, 2013

Intermediate-Term Tax-Free Bond Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	36
Statement of Operations	37
Statement of Changes in Net Assets	38
Notes to Financial Statements	39
Financial Highlights	44
Approval of Management Agreement	47
Additional Information	52

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

         Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended November 30, 2013. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Higher Government Bond Yields and Robust Stock Index Returns

U.S. government bond yields and stock indices traced mostly upward paths during the six months ended November 30, 2013. Indications of sustainable economic growth and hints from the Federal Reserve (the Fed) that it might start tapering its latest bond-buying program (quantitative easing, QE) sent bond yields soaring from May to September. The 10-year Treasury yield reached 3.00% on September 5, its first time at that level since July 2011, before retreating to finish the reporting period at 2.74%, still well above where it began (at 2.13%).

Government bond yields generally declined in September and October on softer economic data, the Fed’s announcement that it would delay tapering, and uncertainty caused by the government shutdown during October, but not enough to reverse mostly negative total returns. The 10-year U.S. Treasury note and the Barclays U.S. Aggregate Bond Index (representing the broad taxable U.S. bond market) returned –3.73% and –0.56%, respectively, for the six months. Municipal bonds generally trailed taxable bonds—the Barclays Municipal Bond Index returned –2.45%. U.S. stock indices also experienced volatility during the period, but not enough to erase mostly robust gains—the S&P 500 Index advanced 11.91%.

As we enter 2014, there’s less uncertainty about the U.S. fiscal picture and global economic strength than a year ago, but headwinds continue. A full economic recovery from 2008 remains elusive—economic growth is still subpar compared with past recoveries. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios—as appropriate—for meeting financial goals. We appreciate your continued trust in us.

Sincerely,

Jonathan Thomas

President and Chief Executive Officer

American Century Investments

Performance

Total Returns as of November 30, 2013
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	TWTIX	-2.11%	-3.17%	5.11%	3.77%	5.07%	3/2/87
Barclays 7 Year Municipal Bond Index	—	-0.76%	-1.77%	5.54%	4.48%	N/A(2)	—
Institutional Class	AXBIX	-2.01%	-2.98%	5.32%	3.98%	4.03%	4/15/03
A Class No sales charge* With sales charge*	TWWOX	-2.23% -6.65%	-3.41% -7.76%	— —	— —	3.23% 1.98%	3/1/10
C Class No sales charge* With sales charge*	TWTCX	-2.60% -3.57%	-4.14% -4.14%	— —	— —	2.44% 2.44%	3/1/10

*	Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Benchmark data first available January 1990.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class
0.47%	0.27%	0.72%	1.47%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline. Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

Fund Characteristics

NOVEMBER 30, 2013
Portfolio at a Glance
Weighted Average Maturity	8.9 years
Average Duration (Modified)	4.4 years

Top Five States and Territories	% of net assets
California	15.8%
New York	13.9%
Florida	5.8%
Texas	5.6%
Pennsylvania	5.3%

Top Five Sectors	% of fund investments
General Obligation (GO) – State	21%
Special Tax	10%
Public Power	10%
Lease Revenue	8%
General Obligation (GO) – Local	8%

Types of Investments in Portfolio	% of net assets
Municipal Securities	99.0%
Other Assets and Liabilities	1.0%

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from June 1, 2013 to November 30, 2013.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 6/1/13	Ending Account Value 11/30/13	Expenses Paid During Period(1) 6/1/13 – 11/30/13	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$978.90	$2.33	0.47%
Institutional Class	$1,000	$979.90	$1.34	0.27%
A Class	$1,000	$977.70	$3.57	0.72%
C Class	$1,000	$974.00	$7.27	1.47%
Hypothetical
Investor Class	$1,000	$1,022.71	$2.38	0.47%
Institutional Class	$1,000	$1,023.72	$1.37	0.27%
A Class	$1,000	$1,021.46	$3.65	0.72%
C Class	$1,000	$1,017.70	$7.44	1.47%

(1)

Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

Schedule of Investments

NOVEMBER 30, 2013 (UNAUDITED)

	Principal Amount	Value
Municipal Securities — 99.0%
ALABAMA — 0.2%
Alabama 21st Century Authority Rev., Series 2012 A, (Tobacco Settlement Revenue), 4.00%, 6/1/16	$ 1,060,000	$ 1,137,380
Alabama 21st Century Authority Rev., Series 2012 A, (Tobacco Settlement Revenue), 5.00%, 6/1/17	1,500,000	1,677,795
Alabama 21st Century Authority Rev., Series 2012 A, (Tobacco Settlement Revenue), 5.00%, 6/1/19	4,510,000	5,116,866
		7,932,041
ALASKA — 0.1%
Aleutians East Borough Project Rev., (Aleutian Pribilof Islands, Inc.), 5.00%, 6/1/20 (ACA)	1,875,000	1,831,294
ARIZONA — 2.1%
Arizona Board of Regents COP, Series 2006 A, (University of Arizona), 5.00%, 6/1/18 (Ambac)	1,935,000	2,112,266
Arizona Department of Transportation State Highway Fund Rev., Series 2011 A, (Sub Highway Revenue), 5.00%, 7/1/22	12,400,000	14,423,804
Arizona Health Facilities Authority Rev., Series 2007 B, (Banner Health), VRN, 0.98%, 1/2/14	7,500,000	5,734,800
Arizona Health Facilities Authority Rev., Series 2008 D, (Banner Health), 5.00%, 1/1/15	3,000,000	3,153,660
Arizona Water Infrastructure Finance Authority Rev., Series 2010 A, 5.00%, 10/1/18	3,000,000	3,542,460
City of Mesa Excise Tax Rev., 5.00%, 7/1/27	2,000,000	2,172,740
Mohave County Industrial Development Authority Correctional Facilities Contract Rev., (Mohave Prison, LLC Expansion), 8.00%, 5/1/25	5,000,000	5,789,200
Mohave County Industrial Development Authority Rev., Series 2004 A, (Mohave Prison), 5.00%, 4/1/14 (XLCA)(1)	$ 1,655,000	$ 1,682,324
Navajo County Pollution Control Corp. Rev., Series 2009 A, VRDN, 1.25%, 6/1/14	6,500,000	6,518,330
Navajo County Unified School District No. 20 Rev., Series 2006 A, 5.00%, 7/1/17 (NATL-RE)	1,815,000	2,047,719
Phoenix Civic Improvement Corp. Airport Rev., Series 2010 A, (Junior Lien), 5.00%, 7/1/40	3,000,000	3,024,990
Phoenix Civic Improvement Corp. Wastewater System Rev., (Senior Lien), 5.50%, 7/1/24	1,750,000	2,036,650
Phoenix GO, Series 1995 A, 6.25%, 7/1/17	1,070,000	1,279,495
Phoenix Industrial Development Authority Government Office Lease Rev., (Capitol Mall LLC), 5.00%, 9/15/26 (Ambac)	1,750,000	1,850,608
Pima County Metropolitan Domestic Water Improvement District Rev., 5.25%, 7/1/18 (Ambac)(1)	1,065,000	1,260,705
Pima County Metropolitan Domestic Water Improvement District Rev., 5.25%, 7/1/18 (Ambac)	645,000	743,685
Pima County Metropolitan Domestic Water Improvement District Rev., 5.25%, 7/1/19 (Ambac)(1)	1,120,000	1,343,384
Pima County Metropolitan Domestic Water Improvement District Rev., 5.25%, 7/1/19 (Ambac)	680,000	789,303
Pinal County Apache Junction Unified School District No. 43 GO, Series 2006 B, (School Improvements), 5.00%, 7/1/16, Prerefunded at 100% of Par (FGIC)(1)	775,000	865,977
Queen Creek Improvement District No. 1 Special Assessment Rev., 5.00%, 1/1/16	1,000,000	1,001,880

Principal Amount	Value

Salt River Agricultural Improvement & Power District Rev., Series 2009 A, (Electric System Distribution), 5.00%, 1/1/39	$ 4,060,000	$ 4,243,796
Salt River Project Agricultural Improvement & Power District Rev., Series 2008 A, (Electric System Distribution), 5.00%, 1/1/38	4,900,000	5,116,041
		70,733,817
ARKANSAS — 0.1%
Valdez Marine Terminal Rev., Series 2003 C, (BP Pipelines, Inc.), 5.00%, 1/1/21 (GA: BP PLC)	2,600,000	2,976,194
CALIFORNIA — 15.8%
Bay Area Toll Authority Toll Bridge Rev., (San Francisco Bay Area), 5.00%, 4/1/26	5,900,000	6,615,552
Bay Area Toll Authority Toll Bridge Rev., Series 2006 C4, (San Francisco Bay Area), VRDN, 1.45%, 8/1/17	5,975,000	6,043,593
Bay Area Toll Authority Toll Bridge Rev., Series 2006 F, (San Francisco Bay Area), 5.00%, 4/1/16, Prerefunded at 100% of Par(1)	11,780,000	13,051,887
Bay Area Toll Authority Toll Bridge Rev., Series 2007 A1, (San Francisco Bay Area), VRDN, 0.75%, 12/5/13	2,175,000	2,156,882
Bay Area Toll Authority Toll Bridge Rev., Series 2008 G1, (San Francisco Bay Area), VRDN, 1.15%, 12/5/13	3,750,000	3,769,425
California Department of Water Resources Power Supply Rev., Series 2005 F5, 5.00%, 5/1/22	6,215,000	7,163,968
California Department of Water Resources Power Supply Rev., Series 2005 G4, 5.00%, 5/1/16	2,450,000	2,723,714
California Department of Water Resources Power Supply Rev., Series 2008 AE, (Central Valley) 5.00%, 12/1/22	3,000,000	3,464,100
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/16	5,000,000	5,558,600
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/19	5,000,000	5,931,250
California Department of Water Resources Power Supply Rev., Series 2010 M, 5.00%, 5/1/15	3,750,000	4,006,350
California Department of Water Resources Power Supply Rev., Series 2013 AM, (Central Valley), 5.00%, 12/1/25	10,185,000	11,949,246
California Economic Recovery GO, Series 2009 A, 5.00%, 7/1/18	3,890,000	4,586,271
California Economic Recovery GO, Series 2009 B, VRN, 5.00%, 7/1/14	5,000,000	5,141,000
California Educational Facilities Authority Rev., Series 2009 A, (Pomona College), 5.00%, 1/1/24	3,500,000	3,972,920
California GO, 5.00%, 3/1/15	6,500,000	6,888,895
California GO, 5.00%, 5/1/15	6,000,000	6,405,720
California GO, 5.00%, 10/1/17	8,000,000	9,252,880
California GO, 5.25%, 9/1/23	25,000,000	28,809,250
California GO, 5.00%, 9/1/24	10,000,000	11,282,900
California GO, 5.00%, 2/1/27	10,000,000	10,935,600
California GO, 5.00%, 11/1/27	5,000,000	5,489,800
California GO, 5.00%, 2/1/28	10,000,000	10,840,900
California GO, 5.00%, 10/1/29	9,000,000	9,542,340
California GO, 5.75%, 4/1/31	16,630,000	18,539,789
California GO, 5.00%, 6/1/32	11,805,000	12,301,282
California GO, 5.00%, 11/1/32	2,785,000	2,914,948
California GO, 6.00%, 4/1/38	5,000,000	5,679,200
California GO, 5.50%, 11/1/39	10,000,000	10,767,300
California GO, Series 2012 B, VRN, 0.95%, 12/5/13	4,000,000	4,042,920
California GO, Series 2012 B, VRN, 1.05%, 12/5/13	1,600,000	1,621,328
California GO, Series 2012 B, VRN, 1.20%, 12/5/13	1,920,000	1,953,427
California Health Facilities Financing Authority Rev., Series 2008 A, (Lucile Salter Packard Children’s Hospital), VRDN, 1.45%, 3/15/17	1,500,000	1,528,605

Principal Amount	Value

California Health Facilities Financing Authority Rev., Series 2008 B, (Lucile Salter Packard Children’s Hospital), VRDN, 1.45%, 3/15/17	$ 2,200,000	$ 2,241,954
California Health Facilities Financing Authority Rev., Series 2008 C, (Lucile Salter Packard Children’s Hospital), VRDN, 1.45%, 3/15/17	1,500,000	1,528,605
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/18, Prerefunded at 100% of Par(1)	35,000	43,896
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/38	2,090,000	2,389,999
California Health Facilities Financing Authority Rev., Series 2008 I, (Catholic Healthcare West), 5.125%, 7/1/22	2,720,000	2,892,856
California Health Facilities Financing Authority Rev., Series 2009 A, (Adventist Health System West), 5.75%, 9/1/39	2,500,000	2,694,000
California Health Facilities Financing Authority Rev., Series 2009 A, (Catholic Healthcare West), 5.50%, 7/1/22	5,000,000	5,570,650
California Health Facilities Financing Authority Rev., Series 2009 A, (Children’s Hospital of Orange County), 6.50%, 11/1/38	10,000,000	11,141,800
California Health Facilities Financing Authority Rev., Series 2011 D, (Sutter Health), 5.00%, 8/15/19	1,900,000	2,249,467
California Health Facilities Financing Authority Rev., Series 2011 D, (Sutter Health), 5.00%, 8/15/24	1,250,000	1,397,863
California Health Facilities Financing Authority Rev., Series 2013 A, (St. Joseph Health System), 5.00%, 7/1/37	1,775,000	1,797,862
California Infrastructure & Economic Development Bank Rev., Series 2003 A, (Bay Area Toll Bridge), (First Lien), 5.00%, 7/1/26 (FGIC)(1)	4,825,000	5,816,489
California Municipal Finance Authority Rev., Series 2010 A, (University of La Verne), 6.25%, 6/1/40	1,500,000	1,597,050
California Municipal Finance Authority COP, (Community Hospitals of Central California Obligated Group), 5.50%, 2/1/39	1,450,000	1,423,712
California Public Works Board Lease Rev., Series 2009 A, (Department of General Services – Building 8 & 9), 6.25%, 4/1/34	4,000,000	4,534,880
California Public Works Board Lease Rev., Series 2009 I1, (Various Capital Projects), 5.375%, 11/1/22	8,000,000	9,142,480
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/24	11,500,000	12,680,935
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/25	5,000,000	5,449,500
California State University Systemwide Rev., Series 2011 A, 5.00%, 11/1/15	3,315,000	3,614,146
California Statewide Communities Development Authority Rev., (North Peninsula Jewish Campus), VRDN, 0.06%, 12/2/13 (LOC: Bank of America N.A.)	8,285,000	8,285,000
California Statewide Communities Development Authority Rev., Series 2001 B, (Kaiser Permanente), VRDN, 3.90%, 7/1/14	2,000,000	2,041,540
California Statewide Communities Development Authority Rev., Series 2002 C, (Kaiser Permanente), VRDN, 5.00%, 11/1/17	2,400,000	2,732,400
California Statewide Communities Development Authority Rev., Series 2009 E2, (Kaiser Permanente), VRDN, 5.00%, 5/1/17	2,200,000	2,504,700

Principal Amount	Value

California Statewide Communities Development Authority Rev., Series 2012 A, (Kaiser Permanente), 5.00%, 4/1/42	$10,000,000	$ 9,917,000
California Statewide Communities Development Authority Rev., Series 2012 B, (Kaiser Permanente), VRDN, 1.00%, 12/5/13	5,000,000	5,029,650
California Statewide Communities Development Authority Water & Waste Rev., Series 2004 A, (Pooled Financing Program), 5.25%, 10/1/19 (AGM)(1)	110,000	111,508
Clovis Unified School District GO, Capital Appreciation, Series 2004 A, 0.00%, 8/1/29 (NATL-RE)(2)	2,230,000	1,023,726
Foothill-De Anza Community College District GO, Series 2007 B, 5.00%, 8/1/17 (Ambac)	2,815,000	3,064,296
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Capital Appreciation, 5.875%, 1/15/27	5,000,000	5,038,500
Golden State Tobacco Securitization Corp. Rev., Series 2007 A1, 5.00%, 6/1/15	5,000,000	5,219,850
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2013 A, 5.00%, 6/1/30	1,650,000	1,693,956
Hesperia Unified School District COP, (2007 Capital Improvement), 5.00%, 2/1/17 (Ambac)	670,000	729,007
Irvine Unified School District Special Tax Rev., Series 2012 B, (Community Facilities District No. 09-1), VRDN, 0.06%, 12/2/13 (LOC: Bank of America N.A.)	9,200,000	9,200,000
Los Angeles Community College District GO, Series 2008 E1, (Election of 2001), 5.00%, 8/1/20	2,250,000	2,564,145
Los Angeles County COP, (Disney Concert Hall), 5.00%, 9/1/20	900,000	1,045,476
Los Angeles County COP, (Disney Concert Hall), 5.00%, 9/1/21	1,250,000	1,444,213
Los Angeles Department of Water & Power Rev., Series 2002 A8, (Power System), VRDN, 0.04%, 12/5/13 (SBBPA: JPMorgan Chase Bank N.A.)	7,000,000	7,000,000
Los Angeles Department of Water & Power Rev., Series 2011 A, (Power System), 5.00%, 7/1/14	5,000,000	5,144,050
Los Angeles Department of Water & Power Waterworks Rev., Series 2009 B, 5.00%, 7/1/20	5,000,000	5,874,150
Los Angeles Department of Water & Power Waterworks Rev., Series 2011 A, 4.00%, 7/1/17	100,000	112,189
Los Angeles Department of Water & Power Waterworks Rev., Series 2011 A, 5.00%, 7/1/18	500,000	591,350
Los Angeles Department of Water & Power Waterworks Rev., Series 2011 A, 5.00%, 7/1/19	250,000	298,378
Los Angeles Department of Water & Power Waterworks Rev., Series 2011 A, 5.00%, 7/1/20	1,000,000	1,197,640
Los Angeles Department of Water & Power Waterworks Rev., Series 2011 A, 5.00%, 7/1/21	10,000,000	11,993,800
Los Angeles Department of Water & Power Waterworks Rev., Series 2011 A, 5.00%, 7/1/21	500,000	591,800
Los Angeles Unified School District GO, Series 2009 D, 5.00%, 7/1/18	2,300,000	2,711,125
Los Angeles Unified School District GO, Series 2009 D, 5.00%, 7/1/20	6,065,000	7,145,480
Los Angeles Unified School District GO, Series 2009 I, 5.00%, 7/1/21	6,520,000	7,562,613
Los Angeles Unified School District GO, Series 2011 A1, 5.00%, 7/1/18	3,205,000	3,777,894
Los Angeles Unified School District GO, Series 2011 A2, 5.00%, 7/1/21	10,070,000	11,980,682
Manteca Unified School District GO, 5.25%, 8/1/14, Prerefunded at 100% of Par (AGM)(1)	2,200,000	2,275,284

Principal Amount	Value

Metropolitan Water District of Southern California Rev., Series 2009 C, 5.00%, 7/1/35	$ 2,300,000	$ 2,434,987
Metropolitan Water District of Southern California Rev., Series 2011 A2, VRDN, 0.20%, 12/5/13	5,000,000	4,994,700
Northern California Power Agency Rev., Series 2008 C, (Hydroelectric Project Number One), 5.00%, 7/1/19 (AGC)	2,300,000	2,660,364
Northern California Power Agency Rev., Series 2008 C, (Hydroelectric Project Number One), 5.00%, 7/1/20 (AGC)	2,500,000	2,859,400
Northern California Power Agency Rev., Series 2008 C, (Hydroelectric Project Number One), 5.00%, 7/1/21 (AGC)	5,000,000	5,692,750
Northern California Power Agency Rev., Series 2010 A, 5.00%, 7/1/16	1,000,000	1,114,100
Northern California Power Agency Rev., Series 2010 A, 5.00%, 7/1/17	1,500,000	1,718,745
Oakland Unified School District GO, (Election of 2012), 6.625%, 8/1/38	1,925,000	2,056,400
Palomar Pomerado Health Care District COP, 6.00%, 11/1/41	5,735,000	5,517,127
Plumas Unified School District GO, 5.25%, 8/1/20 (AGM)	1,000,000	1,165,660
Poway Unified School District Rev., Capital Appreciation, (School Facilities Improvement), 0.00%, 8/1/41(2)	4,610,000	922,369
Riverside County Transportation Commission Rev., Series 2013 A, (Limited Tax), 5.25%, 6/1/39	2,665,000	2,865,141
San Bernardino Community College District GO, Series 2008 A, (Election of 2002), 6.25%, 8/1/18, Prerefunded at 100% of Par(1)	4,700,000	5,811,268
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	3,950,000	4,319,680
San Diego County Water Authority Rev., Series 2011 S1, (Subordinate Lien), 5.00%, 7/1/16	5,555,000	6,192,881
San Diego Public Facilities Financing Water Authority Rev., Series 2010 A, 5.00%, 8/1/22	2,000,000	2,314,780
San Diego Public Facilities Financing Water Authority Rev., Series 2010 A, 5.00%, 8/1/23	3,000,000	3,456,540
San Francisco City and County Airports Commission Rev., Series 2008-34F 5.00%, 5/1/17 (AGC)	4,140,000	4,746,096
San Marcos Public Facilities Authority Tax Allocation Rev., Series 2006 A, (Project Area No. 3), 5.00%, 8/1/20 (Ambac)	1,525,000	1,582,538
Southern California Public Power Authority Rev., Series 2008 A, (Southern Transmission), 5.00%, 7/1/22	2,875,000	3,328,215
Tuolumne Wind Project Authority Rev., Series 2009 A, 5.625%, 1/1/29	2,800,000	3,117,016
Twin Rivers Unified School District COP, (School Facilities Bridge Funding Program), VRDN, 3.20%, 6/1/20 (AGM)	6,250,000	6,251,125
		528,163,270
COLORADO — 2.0%
Aurora Hospital Rev., (Children’s Hospital Association), 5.00%, 12/1/40	1,250,000	1,232,675
Colorado Department of Transportation Rev., (Transportation Revenue Anticipation Notes), 5.00%, 12/15/16	5,000,000	5,667,100
Colorado Educational & Cultural Facilities Authority Rev., (Northwest Nazarene University Facilities), 4.60%, 11/1/16	760,000	761,353
Colorado Educational & Cultural Facilities Authority Rev., (Oaks Christian School Project), VRDN, 0.09%, 12/2/13 (LOC: U.S. Bank N.A.)	4,300,000	4,300,000

Principal Amount	Value

Colorado Educational & Cultural Facilities Authority Rev., Series 2008 A12, (National Jewish Federation Bond), VRDN, 0.09%, 12/2/13 (LOC: Bank of America N.A.)	$ 4,120,000	$ 4,120,000
Colorado Health Facilities Authority Rev., (Catholic Health Initiatives), 6.00%, 10/1/23	1,500,000	1,748,460
Colorado Health Facilities Authority Rev., Series 2006 B, (Longmont Unified Hospital), 5.00%, 12/1/20 (Radian)	1,000,000	1,029,570
Colorado Water Resources & Power Development Authority Rev., Series 2000 A, 6.25%, 9/1/16	50,000	50,257
Denver City and County Airport Rev., Series 2010 A, 5.00%, 11/15/21	2,500,000	2,850,150
Denver City and County Airport Rev., Series 2013 B, 5.00%, 11/15/43	7,400,000	7,405,624
E-470 Public Highway Authority Rev., Series 2011 A, VRN, 2.77%, 12/5/13	3,000,000	3,007,080
Regional Transportation District Rev., Series 2012 A, (Fastracks Project), 5.00%, 11/1/25	9,800,000	11,140,346
Regional Transportation District COP, Series 2010 A, 5.50%, 6/1/21	2,000,000	2,304,080
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.25%, 7/15/19	3,600,000	3,953,844
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.25%, 1/15/20	4,835,000	5,264,445
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.00%, 7/15/20	2,895,000	3,110,764
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.00%, 1/15/21	1,400,000	1,487,444
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.00%, 7/15/21	1,400,000	1,479,072
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.00%, 1/15/22	1,400,000	1,460,844
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.00%, 7/15/22	1,500,000	1,565,190
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 6.00%, 1/15/41	1,000,000	1,016,840
University of Colorado Enterprise System Rev., Series 2009 A, 5.25%, 6/1/30	1,200,000	1,330,260
		66,285,398
CONNECTICUT — 2.4%
Bridgeport GO, Series 2004 A, 5.25%, 8/15/14, Prerefunded at 100% of Par (NATL-RE)(1)	2,150,000	2,227,938
Connecticut Economic Recovery GO, Series 2009 A, 5.00%, 1/1/14(1)	3,900,000	3,916,926
Connecticut GO, Series 2001 C, 5.50%, 12/15/13 (NATL-RE-IBC)	4,000,000	4,009,640
Connecticut GO, Series 2004 D, 5.00%, 12/1/14 (NATL-RE)	5,000,000	5,244,500
Connecticut GO, Series 2005 A, VRDN, 0.75%, 12/5/13	5,000,000	5,009,150
Connecticut GO, Series 2006 C, 5.00%, 6/1/14	5,000,000	5,123,500
Connecticut GO, Series 2006 D, 5.00%, 11/1/15	1,595,000	1,739,044
Connecticut GO, Series 2009 A, 5.00%, 1/1/16	8,375,000	9,179,251
Connecticut GO, Series 2012 A, VRDN, 0.45%, 12/5/13	4,500,000	4,502,565
Connecticut GO, Series 2012 A, VRDN, 0.58%, 12/5/13	4,300,000	4,303,612
Connecticut GO, Series 2012 A, VRDN, 0.73%, 12/5/13	4,000,000	4,016,840
Connecticut GO, Series 2013 A, 5.00%, 10/15/27	3,000,000	3,353,940
Connecticut Health & Educational Facilities Authority Rev., Series 1999 G (Ascension Health Center), VRDN, 1.55%, 2/1/17	3,230,000	3,289,238

Principal Amount	Value

Connecticut Health & Educational Facilities Authority Rev., Series 2007 I, (Quinnipiac University), 5.00%, 7/1/16 (NATL-RE)	$ 2,660,000	$ 2,938,103
Connecticut Health & Educational Facilities Authority Rev., Series 2010 A3, (Yale University), VRDN, 0.875%, 2/8/18	17,900,000	17,642,419
Connecticut Housing Finance Authority Rev., Series 2009 A1, VRDN, 0.06%, 12/2/13 (SBBPA: JPMorgan Chase Bank N.A.)	4,185,000	4,185,000
		80,681,666
DISTRICT OF COLUMBIA — 1.0%
District of Columbia Rev., Series 2010 A, (Income Tax Secured), 5.00%, 12/1/19	5,000,000	5,944,950
District of Columbia Rev., Series 2012 A, (Income Tax Secured), 5.00%, 12/1/16	1,200,000	1,359,852
District of Columbia Rev., Series 2012 A, (Income Tax Secured), 5.00%, 12/1/17	5,000,000	5,822,050
District of Columbia Rev., Series 2012 C, (Income Tax Secured), 4.00%, 12/1/15	4,500,000	4,828,725
District of Columbia Water & Sewer Authority Public Utility Rev., Series 2008 A, (Subordinated Lien) 5.00%, 10/1/34 (AGC)	1,200,000	1,258,872
District of Columbia Water & Sewer Authority Public Utility Rev., Series 2012 B1, VRDN, 0.53%, 12/5/13	2,500,000	2,503,775
Metropolitan Washington Airports Authority Rev., Series 2009 A, (First Senior Lien), 5.00%, 10/1/39	5,000,000	4,999,650
Washington Metropolitan Area Transit Authority Rev., Series 2009 A, 5.00%, 7/1/17	4,600,000	5,249,750
		31,967,624
FLORIDA — 5.8%
Broward County Airport System Rev., Series 2012 Q-1, 5.00%, 10/1/24	2,650,000	2,924,911
Broward County Airport System Rev., Series 2012 Q-1, 5.00%, 10/1/25	1,000,000	1,092,860
Broward County Airport System Rev., Series 2012 Q-1, 5.00%, 10/1/26	1,000,000	1,083,470
Broward County School Board COP, Series 2012 A, 5.00%, 7/1/26	11,800,000	12,784,238
Citizens Property Insurance Corp. Rev., Series 2009 A1, (Senior Secured), 5.50%, 6/1/16 (AGC)	9,450,000	10,520,401
Citizens Property Insurance Corp. Rev., Series 2009 A1, (Senior Secured), 6.00%, 6/1/17	2,500,000	2,897,700
Citizens Property Insurance Corp. Rev., Series 2011 A1, (Senior Secured), 5.00%, 6/1/16	3,000,000	3,299,280
Citizens Property Insurance Corp. Rev., Series 2011 A1, (Senior Secured), 5.00%, 6/1/18	4,440,000	5,052,187
Florida Municipal Power Agency Rev., Series 2008 C, (All Requirements Supply), VRDN, 0.05%, 12/2/13 (LOC: Bank of America N.A.)	7,200,000	7,200,000
Florida Municipal Power Agency Rev., Series 2009 A, (All Requirements Power), 5.25%, 10/1/20	2,000,000	2,303,740
Florida Municipal Power Agency Rev., Series 2009 A, (All Requirements Power), 5.25%, 10/1/21	3,470,000	3,945,390
Florida State Board of Education GO, Series 2013 A, 5.00%, 6/1/22	10,000,000	11,869,300
Gainesville Utilities System Rev., Series 2012 B, VRDN, 0.05%, 12/2/13 (SBBPA: JPMorgan Chase Bank N.A.)	4,900,000	4,900,000
Halifax Hospital Medical Center Rev., Series 2006 A, 5.25%, 6/1/16	1,000,000	1,091,870
Halifax Hospital Medical Center Rev., Series 2006 A, 5.25%, 6/1/18	575,000	617,981
Halifax Hospital Medical Center Rev., Series 2006 B1, 5.50%, 6/1/38 (AGM)	1,000,000	1,021,760
Halifax Hospital Medical Center Rev., Series 2006 B2, 5.375%, 6/1/31 (AGM)	2,000,000	2,062,020

Principal Amount	Value

Indian River County Rev., (Spring Training Facility), 5.25%, 4/1/15 (NATL-RE/FGIC)	$ 800,000	$ 803,328
JEA Electric System Rev., Series 2009 A, 5.50%, 10/1/39	10,000,000	10,118,800
JEA Electric System Rev., Series 2013 A, 5.00%, 10/1/15	3,000,000	3,258,210
JEA Electric System Rev., Series 2013 A, 5.00%, 10/1/17	1,810,000	2,093,844
JEA Electric System Rev., Series 2013 A, 5.00%, 10/1/21	3,115,000	3,666,760
JEA Electric System Rev., Series 2013 A, 5.00%, 10/1/22	1,750,000	2,055,533
JEA Electric System Rev., Series 2013 A, 5.00%, 10/1/23	1,500,000	1,733,865
Lee County School Board COP, Series 2012 B, 5.00%, 8/1/17	3,170,000	3,608,316
Miami Beach Health Facilities Authority Rev., (Mount Sinai Medical Center), 3.00%, 11/15/14	1,200,000	1,223,100
Miami Parking Facilities Rev., 5.25%, 10/1/15 (NATL-RE)	650,000	683,027
Miami-Dade County Rev., Series 2012 B, 5.00%, 10/1/37	900,000	905,697
Miami-Dade County Aviation Department Rev., Series 2007 D, (Miami International Airport), 5.25%, 10/1/26 (AGM)	4,650,000	5,253,244
Miami-Dade County Aviation Department Rev., Series 2010 B, 5.00%, 10/1/41	3,000,000	3,003,240
Miami-Dade County Water & Sewer Rev., Series 2013 A, 5.00%, 10/1/42	9,335,000	9,487,814
Orange County School Board COP, Series 2012 B, 5.00%, 8/1/26	8,000,000	8,704,320
Orange County School Board COP, Series 2012 B, 5.00%, 8/1/27	6,500,000	6,990,945
Orlando & Orange County Expressway Authority Rev., Series 2010 A, 5.00%, 7/1/40	3,000,000	3,048,660
Orlando Utilities Commission System Rev., Series 2009 B, 5.00%, 10/1/33	2,000,000	2,160,620
Orlando Utilities Commission System Rev., Series 2011 C, 5.00%, 10/1/19	1,500,000	1,775,370
Orlando Utilities Commission System Rev., Series 2011 C, 5.00%, 10/1/20	5,000,000	5,926,900
Orlando Utilities Commission System Rev., Series 2011 C, 5.00%, 10/1/21	4,745,000	5,614,189
Orlando Utilities Commission System Rev., Series 2011 C, 5.00%, 10/1/22	1,750,000	2,062,673
Orlando Utilities Commission Water & Electric Rev., Series 1989 D, 6.75%, 10/1/17(1)	625,000	707,344
Palm Beach County Health Facilities Authority Rev., Series 2010 A, (Bethesda Healthcare System), 5.25%, 7/1/40 (AGM)	5,850,000	5,899,959
Palm Beach County School Board COP, Series 2011 A, VRDN, 5.00%, 8/1/16	7,000,000	7,765,310
South Lake County Hospital District Rev., Series 2010 A, (South Lake Hospital), 6.25%, 4/1/39	3,250,000	3,446,625
St. Petersburg Health Facilities Authority Rev., Series 2009 A, (All Children’s Health Facilities), 6.50%, 11/15/39	4,700,000	5,111,109
Sunrise Florida Utilities System Rev., 5.20%, 10/1/20, Prerefunded at 100% of Par (Ambac)(1)	430,000	516,284
Sunrise Florida Utilities System Rev., 5.20%, 10/1/22 (Ambac)	570,000	623,916
Tampa Bay Water Regional Water Supply Authority Utility System Rev., Series 2011 A, 5.00%, 10/1/16	3,600,000	4,051,692
Tampa Bay Water Regional Water Supply Authority Utility System Rev., Series 2011 A, 5.00%, 10/1/17	3,000,000	3,475,680
Tampa Guaranteed Entitlement Rev., 6.00%, 10/1/18 (Ambac)	230,000	252,278
Tampa Water & Sewer Rev., 6.00%, 10/1/17 (AGM)	1,000,000	1,194,200
		191,889,960

Principal Amount	Value

GEORGIA — 3.1%
Appling County Development Authority Rev., (Georgia Power Co. Plant Hatch Project), VRDN, 0.08%, 12/2/13	$ 4,300,000	$ 4,300,000
Athens-Clarke County Unified Government Water & Sewer Rev., 5.625%, 1/1/28	1,200,000	1,366,428
Atlanta Rev., Series 2009 A, 6.00%, 11/1/27	5,000,000	5,774,450
Atlanta Rev., Series 2009 A, 6.00%, 11/1/28	3,000,000	3,455,910
Floyd County Development Authority Rev., (Power Company Plant Hammond Project), VRDN, 0.08%, 12/2/13	5,000,000	5,000,000
Georgia GO, Series 2009 G, 5.00%, 11/1/16	2,000,000	2,263,440
Georgia GO, Series 2009 I, 5.00%, 7/1/16	10,000,000	11,180,800
Georgia GO, Series 2013 C, 5.00%, 10/1/20	18,485,000	22,225,255
Georgia Municipal Electric Authority Rev., Series 2008 A, (Project 1), 5.25%, 1/1/17	5,000,000	5,667,650
Georgia Municipal Electric Authority Rev., Series 2008 D, (Project 1), 5.50%, 1/1/26	4,800,000	5,491,296
Georgia Road & Tollway Authority Rev., Series 2008 A, (Federal Highway Grant Anticipation Bonds), 5.00%, 6/1/16	6,350,000	7,051,611
Georgia Road & Tollway Authority Rev., Series 2009 A, (Federal Highway Grant Anticipation Bonds), 5.00%, 6/1/21	4,000,000	4,537,120
Marietta Development Authority Rev., (Life University, Inc.), 6.25%, 6/15/20	790,000	801,613
Metropolitan Atlanta Rapid Transit Authority Rev., Series 2000 A, VRDN, 0.30%, 12/5/13	10,000,000	9,999,600
Private Colleges & Universities Authority Rev., Series 2009 B, (Emory University), 5.00%, 9/1/35	1,000,000	1,045,660
Putnam County Development Authority Rev., (Power Company Plant BRH Project), VRDN, 0.08%, 12/2/13	12,200,000	12,200,000
		102,360,833
GUAM — 0.9%
Guam Government Business Privilege Tax GO, Series 2011 A, 5.00%, 1/1/27	3,185,000	3,376,036
Guam Government Business Privilege Tax GO, Series 2011 A, 5.25%, 1/1/36	2,000,000	2,015,620
Guam Government Department of Education COP, Series 2010 A, (John F. Kennedy High School), 6.875%, 12/1/40	1,500,000	1,556,610
Guam Government GO, Series 2009 A, 6.00%, 11/15/19	5,000,000	5,278,600
Guam Government GO, Series 2009 A, 6.75%, 11/15/29	12,570,000	13,080,845
Guam Power Authority Rev., Series 2012 A, 5.00%, 10/1/26 (AGM)	2,000,000	2,105,680
Guam Power Authority Rev., Series 2012 A, 5.00%, 10/1/27 (AGM)	1,000,000	1,046,100
		28,459,491
HAWAII — 0.8%
Hawaii GO, Series 2007 DJ 5.00%, 4/1/26 (Ambac)	5,000,000	5,458,800
Hawaii GO, Series 2010 DY, 5.00%, 2/1/15	1,000,000	1,056,190
Hawaii GO, Series EA, 5.00%, 12/1/23	10,000,000	11,613,300
Hawaii Pacific Health Rev., Series 2010 A, 5.50%, 7/1/40	2,500,000	2,543,350
Hawaii Pacific Health Special Purpose Rev., Series 2010 B, 5.75%, 7/1/40	800,000	828,072
Honolulu City and County GO, Series 2009 A, 5.00%, 4/1/21	3,000,000	3,433,380
Honolulu City and County Wastewater System Rev., Series 2012 A, (First Bond Resolution), 5.00%, 7/1/23	905,000	1,054,560
Honolulu City and County Wastewater System Rev., Series 2012 A, (First Bond Resolution), 5.00%, 7/1/26	1,555,000	1,751,910
		27,739,562

Principal Amount	Value

IDAHO — 0.1%
Idaho Health Facilities Authority Rev., (St. Luke’s Regional Medical Center), 5.00%, 7/1/35 (AGM)	$ 250,000	$ 254,553
Idaho Housing & Finance Association Rev., Series 2011 A, 5.00%, 7/15/29	3,000,000	3,171,150
		3,425,703
ILLINOIS — 4.5%
Bedford Park GO, Series 2004 A, 5.25%, 12/15/20 (AGM)	2,000,000	2,091,660
Bourbonnais Industrial Project Rev., (Olivet Nazarene University), 5.00%, 11/1/20	1,235,000	1,343,841
Chicago Board of Education GO, Series 2010 F, 5.00%, 12/1/14	1,050,000	1,092,557
Chicago Board of Education GO, Series 2010 F, 5.00%, 12/1/15	1,250,000	1,334,012
Chicago O’Hare International Airport Rev., Series 2005 B, 5.25%, 1/1/18 (NATL-RE)	5,000,000	5,732,300
Chicago O’Hare International Airport Rev., Series 2008 A, 5.00%, 1/1/14 (AGM)	4,000,000	4,017,040
Chicago O’Hare International Airport Rev., Series 2008 C, 4.00%, 1/1/17 (AGM)	600,000	653,268
Chicago O’Hare International Airport Rev., Series 2011 A, (Third Lien), 5.75%, 1/1/39	2,000,000	2,080,040
Chicago O’Hare International Airport Rev., Series 2011 B, (Third Lien), 5.00%, 1/1/16	1,000,000	1,090,320
Chicago O’Hare International Airport Rev., Series 2011 B, (Third Lien), 5.00%, 1/1/22	1,000,000	1,117,360
Cicero GO, Series 2005 A, 5.25%, 1/1/20 (XLCA)	1,250,000	1,274,137
Cicero GO, Series 2005 A, 5.25%, 1/1/21 (XLCA)	1,000,000	1,015,230
Illinois Dedicated Tax Rev., (Civic Center), 6.25%, 12/15/20 (Ambac)	1,650,000	1,847,026
Illinois Educational Facilities Authority Rev., Series 2001 B1, (University of Chicago), VRDN, 1.10%, 2/15/18	3,875,000	3,843,574
Illinois Finance Authority Rev., (Central DuPage Health), 5.00%, 11/1/27	3,595,000	3,827,453
Illinois Finance Authority Rev., (Little Co. Mary Hospital Health), 5.375%, 8/15/40	1,000,000	1,033,450
Illinois Finance Authority Rev., Series 2008 B, (Elmhurst Memorial Healthcare), VRDN, 0.05%, 12/2/13 (LOC: JPMorgan Chase Bank N.A.)	3,750,000	3,750,000
Illinois Finance Authority Rev., Series 2008 D, (Advocate Health Care Network), 6.25%, 11/1/28	5,000,000	5,681,100
Illinois Finance Authority Rev., Series 2009 C, (Rush University Medical Center), 6.375%, 11/1/29	5,000,000	5,612,350
Illinois Finance Authority Rev., Series 2010 A, (Provena Health), 5.00%, 5/1/14	1,000,000	1,015,080
Illinois Finance Authority Rev., Series 2010 A, (Provena Health), 5.25%, 5/1/16	1,000,000	1,080,540
Illinois Finance Authority Rev., Series 2011 A, (Carle Foundation), 6.00%, 8/15/41	2,000,000	2,152,320
Illinois GO, 5.00%, 1/1/15	15,000,000	15,655,500
Illinois GO, 5.50%, 8/1/15 (NATL-RE)	1,795,000	1,925,640
Illinois GO, 5.00%, 1/1/17 (AGM)	9,800,000	10,759,714
Illinois GO, 4.00%, 9/1/17	5,000,000	5,339,950
Illinois GO, 5.00%, 1/1/20	1,000,000	1,093,050
Illinois GO, 5.00%, 8/1/23	5,000,000	5,279,050
Illinois GO, 5.00%, 8/1/24	7,585,000	7,852,068
Illinois GO, 5.00%, 3/1/37	900,000	850,293
Illinois GO, 5.50%, 7/1/38	4,900,000	4,906,958
Illinois Sales Tax Rev., 5.00%, 6/15/17	3,000,000	3,409,620
Illinois Sales Tax Rev., 5.00%, 6/15/26	4,000,000	4,366,000
Illinois State Unemployment Insurance Fund Building Receipts Rev., Series 2012 A, 5.00%, 6/15/15	4,000,000	4,286,120
Illinois Toll Highway Authority Rev., Series 2010 A1, 5.00%, 1/1/25	5,000,000	5,393,700

Principal Amount	Value

Kane County Community Unit School District No. 304 GO, 6.20%, 1/1/15, Prerefunded at 100% of Par (AGM)(1)	$ 930,000	$ 990,608
Metropolitan Pier & Exposition Authority Rev., Series 2010 B2, (McCormick Place Expansion), 5.00%, 6/15/50	2,750,000	2,630,100
Railsplitter Tobacco Settlement Authority Rev., 5.00%, 6/1/17	6,000,000	6,715,560
Railsplitter Tobacco Settlement Authority Rev., 5.25%, 6/1/21	10,000,000	11,324,600
Regional Transportation Authority Rev., Series 1990 A, 7.20%, 11/1/20 (Ambac)	725,000	853,013
Southwestern Illinois Development Authority Rev., (Triad School District No. 2), 5.00%, 10/1/18 (NATL-RE)	1,000,000	1,077,550
University of Illinois COP, Series 2006 A, (Academic Facilities), 5.00%, 3/15/16 (Ambac)	3,270,000	3,514,302
		150,908,054
INDIANA — 1.0%
Hamilton Southeastern Consolidated School Building Corp. Rev., (Hamilton County), 4.25%, 7/15/20 (AGM)	1,000,000	1,057,460
Indiana Bond Bank Rev., Series 2006 A, 5.00%, 8/1/17 (AGM)	1,520,000	1,681,971
Indiana Bond Bank Rev., Series 2006 A, 5.00%, 8/1/18 (AGM)	1,600,000	1,775,088
Indiana Bond Bank Rev., Series 2006 A, 5.00%, 8/1/19 (AGM)	1,680,000	1,863,842
Indiana Finance Authority Lease Rev., Series 2008 A1, 5.00%, 11/1/16	5,000,000	5,613,250
Indiana Finance Authority Wastewater Utility Rev., Series 2011 A, (First Lien), 5.25%, 10/1/23	2,645,000	3,037,941
Indiana Finance Authority Wastewater Utility Rev., Series 2011 A, (First Lien), 5.25%, 10/1/24	3,025,000	3,439,425
Indiana Finance Authority Wastewater Utility Rev., Series 2011 A, (First Lien), 5.25%, 10/1/25	1,650,000	1,859,039
Indiana Health Facility Financing Authority Rev., Series 2011 A1, (Ascension Health Credit Group), VRDN, 1.50%, 8/1/14	3,500,000	3,526,390
Indiana Transportation Finance Authority Rev., Series 1990 A, 7.25%, 6/1/15	340,000	359,526
Indiana University Rev., Series 2011 U, 5.00%, 8/1/16	1,000,000	1,120,050
Indiana University Rev., Series 2011 U, 5.00%, 8/1/17	2,000,000	2,309,220
Indiana University Rev., Series 2011 U, 5.00%, 8/1/19	4,200,000	4,978,428
		32,621,630
IOWA — 0.2%
Iowa Rev., Series 2009 A, (I-Jobs Program), 5.00%, 6/1/22	2,500,000	2,873,350
Iowa Finance Authority Health Facilities Rev., Series 2006 A, (Development Care Initiatives), 5.25%, 7/1/14	1,950,000	1,967,881
Iowa Finance Authority Health Facilities Rev., Series 2006 A, (Development Care Initiatives), 5.25%, 7/1/16	1,690,000	1,739,095
		6,580,326
KANSAS — 0.1%
Kansas State Department of Transportation Rev., Series 2009 A, 5.00%, 9/1/16	4,500,000	5,060,880
KENTUCKY — 0.7%
Kentucky Asset/Liability Commission Agency Fund Rev., Series 2010 A, (Federal Highway Trust), 5.00%, 9/1/20	4,000,000	4,646,560
Kentucky Economic Development Finance Authority Rev., Series 2009 A, (Baptist Healthcare System), 5.375%, 8/15/24	3,000,000	3,295,350
Kentucky Economic Development Finance Authority Rev., Series 2009 A, (Baptist Healthcare System), 5.625%, 8/15/27	1,250,000	1,342,050

Principal Amount	Value

Kentucky Economic Development Finance Authority Rev., Series 2009 B1, (Baptist Healthcare System), VRDN, 0.06%, 12/2/13 (LOC: JPMorgan Chase Bank N.A.)	$ 8,800,000	$ 8,800,000
Kentucky State Property & Buildings Commission Rev., (Project No. 82), 5.25%, 10/1/16 (AGM)	4,600,000	5,194,182
		23,278,142
LOUISIANA — 1.5%
Louisiana GO, Series 2010 A, 5.00%, 11/15/18	3,225,000	3,816,368
Louisiana GO, Series 2013 C, 5.00%, 7/15/25	3,000,000	3,470,250
Louisiana GO, Series 2013 C, 5.00%, 7/15/26	4,215,000	4,817,366
Louisiana Public Facilities Authority Rev., (Dynamic Fuels LLC Project), VRDN, 0.06%, 12/2/13 (LOC: JPMorgan Chase Bank N.A.)	15,800,000	15,800,000
Louisiana Public Facilities Authority Rev., Series 2006 A, (Black & Gold Facilities), 5.00%, 7/1/15 (CIFG)	1,205,000	1,225,931
Louisiana Public Facilities Authority Rev., Series 2007 A, (Black & Gold Facilities), 5.00%, 7/1/22 (AGC)	1,465,000	1,541,517
New Orleans GO, 5.00%, 12/1/19	5,000,000	5,731,500
New Orleans GO, 5.00%, 12/1/20	4,000,000	4,547,800
New Orleans GO, 5.00%, 12/1/21	6,000,000	6,747,540
Regional Transit Authority Sales Tax Rev., 5.00%, 12/1/17 (AGM)	1,000,000	1,147,290
Regional Transit Authority Sales Tax Rev., 5.00%, 12/1/19 (AGM)	1,000,000	1,164,800
Regional Transit Authority Sales Tax Rev., 5.00%, 12/1/20 (AGM)	1,250,000	1,451,325
		51,461,687
MAINE — 0.1%
Portland Airport Rev., 5.00%, 1/1/40 (AGM)	1,795,000	1,836,500
MARYLAND — 1.3%
Maryland Economic Development Corp. Rev., Series 2010 A, (Transportation Facilities), 5.75%, 6/1/35	1,000,000	1,011,500
Maryland GO, Series 2005 A, (Capital Improvement & Local Facilities), 5.25%, 2/15/15	10,000,000	10,613,100
Maryland GO, Series 2009 B, 5.25%, 8/15/18	4,000,000	4,766,880
Maryland GO, Series 2009 C, 5.00%, 11/1/19	5,055,000	6,051,694
Maryland GO, Series 2011 B, 5.00%, 8/1/19	5,000,000	5,965,650
Maryland GO, Series 2013 A, 5.00%, 3/1/23	10,000,000	11,680,800
Maryland Health & Higher Educational Facilities Authority Rev., Series 2008 A, (Johns Hopkins University), 5.25%, 7/1/38	1,645,000	1,763,128
		41,852,752
MASSACHUSETTS — 4.2%
Massachusetts Bay Transportation Authority Rev., Series 2008 A, 5.25%, 7/1/34	3,300,000	3,596,934
Massachusetts Development Finance Agency Rev., Series 2007 C, (Wheelock College), 5.00%, 10/1/17	1,410,000	1,559,460
Massachusetts GO, Series 2000 A, (Central Artery), VRDN, 0.05%, 12/2/13 (SBBPA: Bank of America N.A.)	3,800,000	3,800,000
Massachusetts GO, Series 2006 D, (Consolidated Loan), 5.00%, 8/1/14	2,500,000	2,581,725
Massachusetts GO, Series 2011 A, (Consolidated Loan), 5.00%, 4/1/28	10,000,000	11,008,900
Massachusetts GO, Series 2011 B, (Consolidated Loan), 5.00%, 8/1/22	9,635,000	11,268,325
Massachusetts GO, Series 2013 E, (Consolidated Loan), 5.00%, 8/1/24	10,000,000	11,473,100
Massachusetts Health & Educational Facilities Authority Rev., Series 2008 A, (Massachusetts Institute of Technology), 5.00%, 7/1/14	5,000,000	5,143,750

Principal Amount	Value

Massachusetts Health & Educational Facilities Authority Rev., Series 2008 T3 (Northeastern University), VRDN, 2.70%, 2/20/14	$ 8,465,000	$ 8,504,785
Massachusetts Health & Educational Facilities Authority Rev., Series 2009 A, (Harvard University), 5.50%, 11/15/36	6,800,000	7,563,640
Massachusetts Health & Educational Facilities Authority Rev., Series 2009 O, (Massachusetts Institute of Technology), 5.75%, 7/1/26	10,000,000	12,106,400
Massachusetts Health & Educational Facilities Authority Rev., Series 2010 C, (Massachusetts Eye and Ear Infirmary), 5.375%, 7/1/35	2,000,000	1,969,760
Massachusetts Health & Educational Facilities Authority Rev., Series 2010 G, (Umass Memorial), 5.00%, 7/1/20	1,500,000	1,659,690
Massachusetts Health & Educational Facilities Authority Rev., Series 2010 G, (Umass Memorial), 5.00%, 7/1/21	1,050,000	1,138,095
Massachusetts Municipal Wholesale Electric Co. Rev., Series 2012 A, 5.00%, 7/1/15	3,000,000	3,218,850
Massachusetts Port Authority Rev., Series 2012 B, 4.00%, 7/1/18	1,305,000	1,468,021
Massachusetts Port Authority Rev., Series 2012 B, 5.00%, 7/1/19	250,000	294,253
Massachusetts Port Authority Rev., Series 2012 B, 4.00%, 7/1/22	2,655,000	2,904,198
Massachusetts School Building Authority Sales Tax Rev., Series 2011 B, (Senior Lien), 5.00%, 10/15/32	6,630,000	7,111,007
Massachusetts School Building Authority Sales Tax Rev., Series 2012 A, (Senior Lien), 5.00%, 8/15/30	7,750,000	8,457,807
Massachusetts School Building Authority Sales Tax Rev., Series 2012 B, 5.00%, 8/15/30	3,575,000	3,901,505
Massachusetts State Department of Transportation Metropolitan Highway Rev., Series 2010 B, (Metropolitan Senior), 5.00%, 1/1/23	1,000,000	1,104,080
Massachusetts State Department of Transportation Metropolitan Highway Rev., Series 2010 B, (Metropolitan Senior), 5.00%, 1/1/24	6,000,000	6,551,400
Massachusetts State Transportaion Fund Rev., Series 2013 A, (Accelerated Bridge Program), 5.00%, 6/1/25	7,740,000	8,834,049
Massachusetts State Transportaion Fund Rev., Series 2013 A, (Accelerated Bridge Program), 5.00%, 6/1/28	1,000,000	1,111,210
Massachusetts State Transportaion Fund Rev., Series 2013 A, (Accelerated Bridge Program), 5.00%, 6/1/29	1,755,000	1,938,415
Massachusetts Water Resources Authority Rev., Series 2011 B, (Charlestown Navy Yard), 5.00%, 8/1/23	1,000,000	1,156,270
Massachusetts Water Resources Authority Rev., Series 2011 B, (Charlestown Navy Yard), 5.00%, 8/1/24	1,815,000	2,075,652
Massachusetts Water Resources Authority Rev., Series 2011 B, (Charlestown Navy Yard), 5.00%, 8/1/25	4,215,000	4,770,748
Massachusetts Water Resources Authority Rev., Series 2011 B, (Charlestown Navy Yard), 5.00%, 8/1/26	1,000,000	1,120,660
		139,392,689
MICHIGAN — 2.8%
Detroit City School District GO, Series 2012 A, (Building & Site), 4.00%, 5/1/14 (Q-SBLF)	2,500,000	2,535,350
Detroit City School District GO, Series 2012 A, (Building & Site), 5.00%, 5/1/18 (Q-SBLF)	3,500,000	3,884,930
Detroit City School District GO, Series 2012 A, (Building & Site), 5.00%, 5/1/28 (Q-SBLF)	6,500,000	6,643,195

Principal Amount	Value

Detroit City School District GO, Series 2012 A, (Building & Site), 5.00%, 5/1/31 (Q-SBLF)	$ 4,750,000	$ 4,722,497
Detroit Water and Sewerage Department Disposal Sewage System Rev., Series 2012 A, (Senior Lien), 5.25%, 7/1/26	4,300,000	4,138,793
Detroit Water and Sewerage Department Disposal Sewage System Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/32	12,500,000	11,304,875
Detroit Water and Sewerage Department Disposal Sewage System Rev., Series 2012 A, (Senior Lien), 5.25%, 7/1/39	19,825,000	18,191,618
Detroit Water Supply System Rev., Series 2011 A, (Senior Lien), 5.00%, 7/1/15	1,650,000	1,649,423
Detroit Water Supply System Rev., Series 2011 A, (Senior Lien), 5.00%, 7/1/17	1,300,000	1,299,181
Detroit Water Supply System Rev., Series 2011 A, (Senior Lien), 5.00%, 7/1/36	1,000,000	891,850
Detroit Water Supply System Rev., Series 2011 C, (Senior Lien), 5.00%, 7/1/41	850,000	749,505
Kalamazoo Public Schools GO, (Building & Site), 5.25%, 5/1/16 (AGM)	1,545,000	1,710,655
Lansing Board of Water & Light Utility System Rev., Series 2011 A, 5.00%, 7/1/27	5,000,000	5,317,600
Michigan Finance Authority Rev., (Detroit School District), 5.50%, 6/1/21	6,000,000	6,629,400
Michigan Higher Education Facilities Authority Rev., (Limited Obligation-Hillsdale College), 5.00%, 3/1/26	2,345,000	2,349,244
Michigan State Building Authority Rev., Series 2009 I, (Facilities Program), 5.25%, 10/15/20	4,000,000	4,555,160
Michigan State Hospital Finance Authority Rev., Series 2012 A, (Mclaren Health Care Corporation), 4.00%, 6/1/14	595,000	605,710
Michigan State Hospital Finance Authority Rev., Series 2012 A, (Mclaren Health Care Corporation), 5.00%, 6/1/15	700,000	746,935
Michigan State Hospital Finance Authority Rev., Series 2012 A, (Mclaren Health Care Corporation), 5.00%, 6/1/16	1,360,000	1,500,869
Michigan State Hospital Finance Authority Rev., Series 2012 A, (Mclaren Health Care Corporation), 5.00%, 6/1/17	1,600,000	1,817,536
Michigan State Hospital Finance Authority Rev., Series 2012 A-4, (Ascension Health Credit Group), VRDN, 1.625%, 11/1/19	8,000,000	7,647,200
Wayne County Airport Authority Rev., (Detroit Metropolitan Airport), 5.00%, 12/1/18 (NATL-RE/FGIC)	3,000,000	3,344,040
Wayne County Airport Authority Rev., (Detroit Metropolitan Airport), 5.00%, 12/1/19 (NATL-RE/FGIC)	2,000,000	2,198,180
		94,433,746
MINNESOTA — 1.2%
Minneapolis Rev., (Minnehaha Academy Project), VRDN, 0.06%, 12/2/13 (LOC: U.S. Bank N.A.)	6,166,000	6,166,000
Minnesota GO, 5.00%, 11/1/16	6,455,000	7,301,186
Minnesota GO, Series 2010 D, 5.00%, 8/1/19	5,000,000	5,953,650
Minnesota Higher Education Facilities Authority Rev., Series 2010-7B, (Gustavus Adolfus), 5.00%, 10/1/17	2,740,000	3,125,847
Minnesota Higher Education Facilities Authority Rev., Series 2010-7B, (Gustavus Adolfus), 5.00%, 10/1/20	2,680,000	3,090,147
Minnesota Higher Education Facilities Authority Rev., Series 2010-7B, (Gustavus Adolfus), 5.00%, 10/1/22	1,250,000	1,400,712

Principal Amount	Value

Richfield Multifamily Housing Rev., (Woodlake Richfield Apartments Project), VRDN, 0.06%, 12/2/13 (LOC: U.S. Bank N.A.)	$ 5,400,000	$ 5,400,000
Rochester Health Care Facilities Rev., Series 2011 C, (Mayo Clinic), VRDN, 4.50%, 11/15/21	6,000,000	6,707,460
		39,145,002
MISSISSIPPI — 0.9%
Mississippi Development Bank Special Obligation Rev., (Jackson Water and Sewer System Project), 6.875%, 12/1/40 (AGM)	4,150,000	4,936,135
Mississippi Development Bank Special Obligation Rev., Series 2006 A, (Biloxi, Mississippi), 5.00%, 11/1/15 (Ambac)	1,565,000	1,682,453
Mississippi Development Bank Special Obligation Rev., Series 2006 A, (Biloxi, Mississippi), 5.00%, 11/1/16 (Ambac)	1,645,000	1,815,274
Mississippi Development Bank Special Obligation Rev., Series 2006 A, (Municipal Energy Agency Power Supply), 5.00%, 3/1/17 (XLCA)	1,000,000	1,069,020
Mississippi Development Bank Special Obligation Rev., Series 2007 A, (Mississippi Development Bank), 5.00%, 7/1/19 (Ambac)	4,160,000	4,722,640
Mississippi Development Bank Special Obligation Rev., Series 2010 D, (Department of Corrections), 5.25%, 8/1/27	5,000,000	5,383,300
Mississippi GO, Series 2013 B, 5.00%, 12/1/27(3)	5,000,000	5,657,050
University of Southern Mississippi Educational Building Co. Rev., Series 2006 A, 5.00%, 3/1/17 (AGM)	1,195,000	1,306,326
University of Southern Mississippi Educational Building Co. Rev., Series 2006 A, 5.00%, 3/1/18 (AGM)	1,940,000	2,121,972
		28,694,170
MISSOURI — 0.3%
Jackson County Public Building Corp. Rev., Series 2006 A, (Capital Improvements), 5.00%, 12/1/15 (NATL-RE)	1,425,000	1,536,264
Missouri Health & Educational Facilities Authority Rev., Series 2008 A, (The Washington University), 5.375%, 3/15/39	2,000,000	2,199,280
Missouri Highway & Transportation Commission Rev., Series 2010 A, 5.00%, 5/1/18	2,700,000	3,161,484
Missouri Joint Municipal Electric Utility Commission Rev., (Plum Point), 5.00%, 1/1/16 (NATL-RE)	3,145,000	3,365,119
St. Louis Municipal Finance Corp. Rev., Series 2006 A, (Carnahan Courthouse), 4.00%, 2/15/17 (Ambac)	1,000,000	1,063,880
		11,326,027
MONTANA†
Forsyth Pollution Control Rev., Series 2007, (PacifiCorp. Project), VRDN, 0.05%, 12/2/13 (LOC: JPMorgan Chase Bank N.A.)	1,100,000	1,100,000
NEBRASKA — 0.3%
Central Plains Energy Project Rev., 5.00%, 9/1/22	2,500,000	2,704,900
Nebraska Public Power District Rev., Series 2008 B, 5.00%, 1/1/20	2,500,000	2,839,350
Nebraska Public Power District Rev., Series 2012 A, 5.00%, 1/1/25	750,000	838,155
Omaha Public Power District Electric System Rev., Series 2007 A, 5.00%, 2/1/21	3,000,000	3,356,880
		9,739,285
NEVADA — 0.2%
Nevada GO, Series 2013 D1, 5.00%, 3/1/22	4,800,000	5,621,232
NEW HAMPSHIRE — 0.1%
New Hampshire Business Finance Authority Rev., (Huggins Hospital), VRDN, 0.10%, 12/2/13 (LOC: TD BankNorth N.A.)	1,200,000	1,200,000

Principal Amount	Value

New Hampshire Health & Education Facilities Authority Rev., Series 2004 A, (Kendal at Hanover), 5.00%, 10/1/18	$ 1,160,000	$ 1,194,614
		2,394,614
NEW JERSEY — 4.0%
New Jersey Economic Development Authority Rev., 5.00%, 6/15/14	4,100,000	4,194,095
New Jersey Economic Development Authority Rev., Series 2008 W, (School Facilities Construction), 5.00%, 9/1/15	3,475,000	3,757,622
New Jersey Economic Development Authority Rev., Series 2008 Y, (School Facility Construction), 5.00%, 9/1/33	110,000	112,215
New Jersey Economic Development Authority Rev., Series 2011 GG, (School Facility Construction), 5.00%, 9/1/19	5,000,000	5,802,600
New Jersey Economic Development Authority Rev., Series 2012 G, (School Facilities Construction), VRDN, 0.63%, 12/5/13	7,000,000	7,005,250
New Jersey GO, 5.00%, 8/1/14	5,000,000	5,165,100
New Jersey GO, 5.00%, 6/1/17	4,500,000	5,162,220
New Jersey GO, Series 2010 Q, 5.00%, 8/15/15	7,000,000	7,567,280
New Jersey Health Care Facilities Financing Authority Rev., (Hackensack University Medical Center), 5.00%, 1/1/34	1,050,000	1,051,859
New Jersey Health Care Facilities Financing Authority Rev., (The Robert Wood Johnson Foundation), 5.00%, 7/1/31	1,725,000	1,757,999
New Jersey Institute of Technology Rev., Series 2012 A, 5.00%, 7/1/32	1,250,000	1,312,238
New Jersey Sports & Exposition Authority Rev., Series 2008 B, 5.00%, 9/1/18(1)	75,000	88,241
New Jersey State Turnpike Authority Rev., Series 2009 G, 5.00%, 1/1/18	1,700,000	1,956,258
New Jersey State Turnpike Authority Rev., Series 2013 A, 5.00%, 1/1/28	2,000,000	2,153,140
New Jersey State Turnpike Authority Rev., Series 2013 A, 5.00%, 1/1/29	14,940,000	15,982,812
New Jersey Transportation Trust Fund Authority Rev., Series 2003 B2, 5.00%, 12/15/16	10,000,000	11,289,200
New Jersey Transportation Trust Fund Authority Rev., Series 2005 B, 5.50%, 12/15/21 (NATL-RE)	9,600,000	11,363,232
New Jersey Transportation Trust Fund Authority Rev., Series 2005 B, 5.25%, 12/15/23 (Ambac)	2,210,000	2,552,395
New Jersey Transportation Trust Fund Authority Rev., Series 2006 A, 5.25%, 12/15/20	15,000,000	17,522,550
New Jersey Transportation Trust Fund Authority Rev., Series 2006 A, 5.25%, 12/15/21 (NATL-RE)	6,850,000	7,986,210
New Jersey Transportation Trust Fund Authority Rev., Series 2011 A, 5.25%, 6/15/30	5,000,000	5,306,500
New Jersey Transportation Trust Fund Authority Rev., Series 2011 B, 5.25%, 6/15/22	4,975,000	5,713,887
New Jersey Transportation Trust Fund Authority Rev., Series 2011 B, 5.25%, 6/15/23	3,000,000	3,389,040
New Jersey Transportation Trust Fund Authority Rev., Capital Appreciation, Series 2010 A, 0.00%, 12/15/31(2)	11,420,000	4,358,557
		132,550,500
NEW MEXICO — 0.2%
New Mexico Finance Authority State Transportation Rev., 5.00%, 6/15/17(4)	1,000,000	1,151,840
New Mexico Finance Authority State Transportation Rev., 5.00%, 6/15/18	3,000,000	3,523,650
New Mexico Finance Authority State Transportation Rev., 4.00%, 6/15/19	2,000,000	2,265,280
		6,940,770

Principal Amount	Value

NEW YORK — 13.9%
Brooklyn Arena Local Development Corp. Rev., (Barclays Center), 6.25%, 7/15/40	$ 3,700,000	$ 3,895,434
Hempstead Town Local Development Corp. Rev., (Hofstra University), 5.00%, 7/1/24	1,465,000	1,607,251
Hempstead Town Local Development Corp. Rev., (Hofstra University), 5.00%, 7/1/26	1,130,000	1,217,112
Hempstead Town Local Development Corp. Rev., (Hofstra University), 5.00%, 7/1/27	1,320,000	1,407,397
Hudson Yards Infrastructure Corp. Rev., Series 2006 A, 5.00%, 2/15/47	5,000,000	5,003,200
Long Island Power Authority Electric System Rev., Series 1998 2B, VRDN, 0.11%, 12/2/13 (LOC: Bayerische Landesbank)	7,400,000	7,400,000
Long Island Power Authority Electric System Rev., Series 2011 A, 5.00%, 5/1/21	2,385,000	2,662,256
Metropolitan Transportation Authority Rev., Series 2005 G, 5.00%, 11/15/19	1,750,000	2,045,137
Metropolitan Transportation Authority Rev., Series 2008 B, VRDN, 0.73%, 12/5/13	5,000,000	5,006,350
Metropolitan Transportation Authority Rev., Series 2008 C, 6.25%, 11/15/23	5,000,000	5,900,000
Metropolitan Transportation Authority Rev., Series 2011 A, 5.00%, 11/15/41	2,100,000	2,127,468
Metropolitan Transportation Authority Rev., Series 2012 E, 4.00%, 11/15/14	2,490,000	2,581,209
Metropolitan Transportation Authority Rev., Series 2012 E, 4.00%, 11/15/15	1,000,000	1,070,590
Metropolitan Transportation Authority Rev., Series 2012 E, 5.00%, 11/15/17	2,000,000	2,308,160
Metropolitan Transportation Authority Rev., Series 2012 E, 5.00%, 11/15/26	5,000,000	5,429,300
Metropolitan Transportation Authority Rev., Series 2013 A, 5.00%, 11/15/26	4,595,000	4,996,419
Metropolitan Transportation Authority Rev., Series 2013 B, 5.00%, 11/15/29	10,360,000	10,968,236
Metropolitan Transportation Authority Rev., Series 2013 B, 5.00%, 11/15/43	5,000,000	5,044,950
Nassau County Interim Finance Authority Rev., Series 2009 A, (Sales Tax Secured Bond), 5.00%, 11/15/21	1,800,000	2,063,574
Nassau County Interim Finance Authority Rev., Series 2009 A, (Sales Tax Secured Bond), 5.00%, 11/15/23	1,500,000	1,711,335
New York City GO, Series 2004 D, 5.00%, 11/1/14, Prerefunded at 100% of Par (AGM)(1)	4,025,000	4,204,112
New York City GO, Series 2004 D, 5.00%, 11/1/17 (AGM)	1,170,000	1,218,485
New York City GO, Series 2008 L3, VRDN, 0.05%, 12/2/13 (SBBPA: Bank of America N.A.)	2,100,000	2,100,000
New York City GO, Series 2013 A1, 5.00%, 8/1/36	4,510,000	4,728,284
New York City GO, Series 2013 J, 5.00%, 8/1/18	4,095,000	4,783,369
New York City GO, Series 2013 J, 5.00%, 8/1/23	10,000,000	11,643,600
New York City GO, VRN, 0.43%, 12/5/13	3,500,000	3,500,945
New York City Muncipal Water Finance Authority Water & Sewer System Rev., Series 2013 AA2, (Second General Resolution), VRDN, 0.05%, 12/2/13 (SBBPA: JPMorgan Chase Bank N.A.)	34,800,000	34,800,000
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2005 B, (Second General Resolution), VRDN, 0.05%, 12/2/13 (SBBPA: California State Teacher’s Retirement System)	12,050,000	12,050,000
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2008 C, 5.00%, 6/15/17	1,350,000	1,555,025

Principal Amount	Value

New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2009 EE, 5.00%, 6/15/39	$ 7,010,000	$ 7,270,632
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2009 GG-1, (Second General Resolution), 5.00%, 6/15/39	5,000,000	5,185,900
New York City Transitional Finance Authority Rev., Series 2007 B, (Future Tax Secured Bonds), 5.00%, 5/1/17, Prerefunded at 100% of Par(1)	2,555,000	2,924,836
New York City Transitional Finance Authority Rev., Series 2009 S4, 5.50%, 1/15/39	1,700,000	1,878,245
New York City Transitional Finance Authority Rev., Series 2011 1A, 5.00%, 7/15/25	4,850,000	5,422,979
New York City Transitional Finance Authority Rev., Series 2011 A, (Future Tax Secured Bonds), 5.00%, 11/1/16(1)	115,000	130,058
New York City Transitional Finance Authority Rev., Series 2011 A, (Future Tax Secured Bonds), 5.00%, 11/1/16	3,675,000	4,150,288
New York City Transitional Finance Authority Rev., Series 2011 A, (Future Tax Secured Bonds), 5.00%, 11/1/17	6,080,000	7,062,224
New York City Transitional Finance Authority Rev., Series 2011 A-1, (Future Tax Secured Bonds) 5.00%, 11/1/21	4,000,000	4,750,840
New York City Transitional Finance Authority Rev., Series 2011 C, (Future Tax Secured Bonds), 5.00%, 11/1/39	4,000,000	4,180,600
New York City Transitional Finance Authority Rev., Series 2011 D-1, (Future Tax Secured Bonds) 5.00%, 11/1/24	4,000,000	4,560,200
New York City Transitional Finance Authority Rev., Series 2011 D-1, (Future Tax Secured Bonds) 5.00%, 11/1/25	6,000,000	6,758,460
New York City Transitional Finance Authority Rev., Series 2013 I, (Future Tax Secured Bonds), 5.00%, 5/1/28	12,960,000	14,387,674
New York GO, Series 1993 E-3, 5.00%, 8/1/23	5,000,000	5,670,850
New York GO, Series 2006 J1, 5.00%, 6/1/18	4,000,000	4,418,720
New York GO, Series 2009 A, 5.00%, 2/15/39	1,700,000	1,819,085
New York GO, Series 2009 E, 5.00%, 8/1/16	2,600,000	2,912,494
New York GO, Series 2009 H1, 5.00%, 3/1/17	3,000,000	3,406,560
New York GO, Series 2009 H1, 5.00%, 3/1/22	7,000,000	7,908,740
New York GO, Series 2009 J1, 5.00%, 5/15/22	6,570,000	7,441,445
New York GO, Series 2010 A, 5.00%, 8/1/17	2,190,000	2,518,478
New York GO, Series 2010 E, 5.00%, 8/1/19	4,555,000	5,340,419
New York GO, Series 2011 A1, 5.00%, 8/1/18	5,000,000	5,840,500
New York GO, Series 2011 B, 5.00%, 8/1/15	1,000,000	1,079,200
New York GO, Series 2011 B, 5.00%, 8/1/16	3,705,000	4,150,304
New York GO, Series 2011 D-1, 5.00%, 10/1/19	5,000,000	5,883,700
New York GO, Series 2012 F, 5.00%, 8/1/16	7,720,000	8,647,867
New York Liberty Development Corp. Rev., (Goldman Sachs Headquarters), 5.25%, 10/1/35	9,535,000	10,018,234
New York Power Authority Rev., Series 2011 A, 5.00%, 11/15/22	1,000,000	1,198,720
New York State Dormitory Authority Personal Income Tax Rev., Series 2012 A, (General Purpose), 5.00%, 12/15/25	8,225,000	9,300,172
New York State Dormitory Authority Rev., (Brooklyn Law School), 5.75%, 7/1/33	1,000,000	1,036,620

Principal Amount	Value

New York State Dormitory Authority Rev., Series 2008 B, 5.75%, 3/15/36	$10,000,000	$ 11,180,700
New York State Dormitory Authority Rev., Series 2009 A, 5.25%, 2/15/25	8,825,000	10,067,648
New York State Dormitory Authority Rev., Series 2009 A, 5.00%, 2/15/39	4,000,000	4,150,040
New York State Dormitory Authority Rev., Series 2009 A, (North Shore Long Island Jewish Health System), 5.50%, 5/1/37	1,200,000	1,248,636
New York State Dormitory Authority Rev., Series 2010 A, (Mount Sinai School of Medicine), 5.00%, 7/1/14	1,100,000	1,130,063
New York State Dormitory Authority Rev., Series 2012 A, (Columbia University), 5.00%, 10/1/22	2,800,000	3,375,372
New York State Dormitory Authority Rev., Series 2012 D, (General Purpose), 5.00%, 2/15/27	10,000,000	11,016,900
New York State Dormitory Authority State Personal Income Tax Rev., Series 2011 C, (General Purpose), 5.00%, 3/15/24	6,530,000	7,405,085
New York State Thruway Authority Rev., Series 2009 A1, 5.00%, 4/1/23	3,000,000	3,347,190
New York State Thruway Authority Rev., Series 2012 I, 5.00%, 1/1/24	3,330,000	3,756,640
New York State Thruway Authority Second General Highway & Bridge Trust Fund Rev., Series 2011 A1, 5.00%, 4/1/25	5,865,000	6,555,604
New York State Urban Development Corp. Rev., Series 2009 C, (State Personal Income Tax), 5.00%, 12/15/15	3,000,000	3,287,250
New York State Urban Development Corp. Rev., Series 2013 A1, (State Personal Income Tax), 5.00%, 3/15/28	3,900,000	4,305,171
Niagara Falls Bridge Commission Toll Rev., Series 1993 A, (Bridge System), 4.00%, 10/1/19 (AGC)	3,150,000	3,412,962
Niagara Falls Bridge Commission Toll Rev., Series 1993 B, 5.25%, 10/1/15 (NATL-RE/FGIC)	215,000	221,852
Port Authority of New York & New Jersey Special Obligation Rev., (John F. Kennedy International Airport Terminal), 5.00%, 12/1/20	850,000	908,982
Port Authority of New York & New Jersey Special Obligation Rev., (John F. Kennedy International Airport Terminal), 6.00%, 12/1/42	2,600,000	2,786,966
Port Authority of New York & New Jersey Special Obligation Rev., Series 2013 179, 5.00%, 12/1/27	10,000,000	11,161,500
Rockland County Industrial Development Agency Rev., (Jawonio, Inc., Project), VRDN, 0.08%, 12/4/13 (LOC: TD Bank N.A.)	2,025,000	2,025,000
Suffolk County Industrial Development Agency Rev., (New York Institute of Technology), 5.25%, 3/1/17	1,000,000	1,042,220
Suffolk County Industrial Development Agency Rev., (New York Institute of Technology), 5.25%, 3/1/18	1,000,000	1,037,380
Suffolk County Industrial Development Agency Rev., (New York Institute of Technology), 5.25%, 3/1/20	1,250,000	1,284,613
Suffolk County Industrial Development Agency Rev., (New York Institute of Technology), 5.00%, 3/1/26	1,175,000	1,184,858
Tobacco Settlement Financing Corp. Rev., Series 2011 A, 5.00%, 6/1/17	10,000,000	11,443,300
Tobacco Settlement Financing Corp. Rev., Series 2011 A, 5.00%, 6/1/18	8,025,000	9,328,501
Triborough Bridge & Tunnel Authority Rev., Series 2008 B3, VRDN, 5.00%, 11/15/15	5,000,000	5,436,750
Triborough Bridge & Tunnel Authority Rev., Series 2008 C, 5.00%, 11/15/38	10,000,000	10,323,100
Triborough Bridge & Tunnel Authority Rev., Series 2012 B, 4.00%, 11/15/16	3,250,000	3,567,785

Principal Amount	Value

Triborough Bridge & Tunnel Authority Rev., Series 2012 B, 5.00%, 11/15/17	$ 3,325,000	$ 3,865,977
Triborough Bridge & Tunnel Authority Rev., Series 2013 A, 5.00%, 11/15/30	3,030,000	3,232,222
Triborough Bridge & Tunnel Authority Rev., Capital Appreciation, Series 2012 B, 0.00%, 11/15/32(2)	2,650,000	1,061,431
Westchester County GO, Series 2011 A, 4.00%, 10/15/15	5,650,000	6,044,313
		462,480,253
NORTH CAROLINA — 1.5%
Charlotte GO, 5.00%, 8/1/19	2,000,000	2,320,420
Charlotte Water & Sewer System Rev., 5.00%, 7/1/17	1,000,000	1,152,540
Charlotte-Mecklenburg Hospital Authority Health Care System Rev., Series 2007 H, VRDN, 0.05%, 12/2/13 (LOC: Wells Fargo Bank N.A.)	6,110,000	6,110,000
Greensboro Rev., (Combined Enterprise System), 5.25%, 6/1/20	2,060,000	2,475,214
North Carolina Eastern Municipal Power Agency Rev., Series 2009 A, 5.00%, 1/1/17	2,790,000	3,138,583
North Carolina Eastern Municipal Power Agency Rev., Series 2009 A, 5.00%, 1/1/18	2,955,000	3,396,625
North Carolina Eastern Municipal Power Agency Rev., Series 2009 B, 5.00%, 1/1/26	7,400,000	7,934,502
North Carolina Eastern Municipal Power Agency Rev., Series 2010 A, 5.00%, 1/1/15	3,000,000	3,153,660
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2008 C, 5.25%, 1/1/19	2,500,000	2,844,850
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2008 C, 5.25%, 1/1/20	2,000,000	2,235,580
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2009 A, 5.00%, 1/1/30	1,800,000	1,890,540
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2010 B, 5.00%, 1/1/21	3,780,000	4,312,904
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2012 A, 5.00%, 1/1/15	3,050,000	3,205,550
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2012 B, 5.00%, 1/1/28	4,050,000	4,290,043
		48,461,011
NORTH DAKOTA — 0.2%
Grand Forks Health Care Facilities Rev., Series 1996 A, (The United Hospital Obligation Group), VRDN, 0.07%, 12/2/13 (LOC: Bank of America N.A.)	5,600,000	5,600,000
OHIO — 1.5%
American Municipal Power-Ohio, Inc. Rev., Series 2008 A, (Prairie State Energy Campus), 5.00%, 2/15/17	1,000,000	1,124,780
Cleveland Airport System Rev., Series 2012 A, 5.00%, 1/1/25 (AGM)	4,000,000	4,271,120
Cleveland Airport System Rev., Series 2012 A, 5.00%, 1/1/25	2,500,000	2,630,625
Cleveland Airport System Rev., Series 2012 A, 5.00%, 1/1/26 (AGM)	3,560,000	3,763,490
Cleveland Airport System Rev., Series 2012 A, 5.00%, 1/1/26	2,530,000	2,639,271
Cleveland COP, Series 2010 A, (Cleveland Stadium), 5.00%, 11/15/19	2,450,000	2,751,203
Miami University/Oxford Rev., 5.00%, 9/1/25	4,440,000	4,918,365
Ohio GO, Series 2011 A, (Infrastructure Improvement), 5.00%, 9/15/16	6,000,000	6,753,060

Principal Amount	Value

Ohio Higher Educational Facility Commission Rev., (Oberlin College), 5.00%, 10/1/19	$ 5,000,000	$ 5,912,600
Ohio Higher Educational Facility Commission Rev., Series 1990 B, (Case Western Reserve University), 6.50%, 10/1/20	750,000	883,702
Ohio State University (The) Rev., Series 2009 A, 5.00%, 12/1/18, Prerefunded at 100% of Par(1)	200,000	237,196
Ohio State University (The) Rev., Series 2009 A, 5.00%, 12/1/27	1,800,000	2,020,698
Ohio State University (The) Rev., Series 2010 A, 5.00%, 12/1/16(1)	225,000	255,069
Ohio State University (The) Rev., Series 2010 A, 5.00%, 12/1/16	3,775,000	4,275,452
Ohio State Water Development Authority Rev., (Drinking Water Assistance Fund), 5.00%, 6/1/18, Prerefunded at 100% of Par(1)	2,000,000	2,347,840
Ohio State Water Development Authority Rev., (Water Pollution Control Loan Fund), 5.00%, 12/1/13	5,895,000	5,896,592
		50,681,063
OKLAHOMA — 0.3%
Oklahoma Development Finance Authority Health System Rev., Series 2008 C, 5.50%, 8/15/22 (Obligated Group Consisting Of INTEGRIS Baptist Medical Center, Inc., INTEGRIS South Oklahoma City Hospital Corp. and INTEGRIS Rural Health, Inc.)	3,000,000	3,375,960
Pottawatomie County Facilities Authority Rev., (Shawnee Public Schools), 5.00%, 9/1/14	1,730,000	1,749,030
Pottawatomie County Facilities Authority Rev., (Shawnee Public Schools), 5.00%, 9/1/15	1,710,000	1,727,545
Pottawatomie County Facilities Authority Rev., (Shawnee Public Schools), 5.00%, 9/1/16	2,130,000	2,150,895
		9,003,430
OREGON — 0.2%
Oregon GO, Series 2011 J, 5.00%, 5/1/19	1,080,000	1,278,860
Oregon GO, Series 2011 J, 5.00%, 5/1/20	1,870,000	2,226,422
Oregon GO, Series 2011 J, 5.00%, 5/1/21	1,500,000	1,782,075
Oregon Health & Science University Rev., Series 2009 A, 5.75%, 7/1/39	2,900,000	3,158,912
		8,446,269
PENNSYLVANIA — 5.3%
Allegheny County Hospital Development Authority Rev., Series 2008 A, (University of Pittsburgh Medical Center), 5.00%, 9/1/18	1,500,000	1,744,050
Allegheny County Industrial Development Authority Rev., (Residential Resources, Inc.), 4.75%, 9/1/14	785,000	804,327
Berks County Municipal Authority Rev., Series 2012 B, (Reading Hospital Medical Center), VRDN, 1.55%, 12/5/13	2,500,000	2,501,725
Central Dauphin School District GO, 7.00%, 2/1/16, Prerefunded at 100% of Par (NATL-RE)(1)	1,150,000	1,312,944
Delaware River Port Authority Rev., (Port District Project), 4.00%, 1/1/15	1,000,000	1,030,740
Delaware River Port Authority Rev., (Port District Project), 5.00%, 1/1/16	1,200,000	1,284,756
East Stroudsburg Area School District GO, 7.75%, 9/1/16, Prerefunded at 100% of Par (AGM)(1)	2,580,000	3,082,661
Exeter Township GO, 5.25%, 7/15/15 (Ambac)	1,155,000	1,245,771
Exeter Township GO, 5.30%, 7/15/19 (Ambac)	1,830,000	2,170,307
Geisinger Authority Health System Rev., VRN, 0.93%, 2/1/14	5,000,000	3,528,600
Pennsylvania Economic Development Financing Authority Rev., Series 2009 A, (Albert Einstein Healthcare Network), 6.25%, 10/15/23	5,000,000	5,402,050

Principal Amount	Value

Pennsylvania Economic Development Financing Authority Unemployment Compensation Rev., Series 2012 A, 5.00%, 7/1/18	$ 5,430,000	$ 6,400,612
Pennsylvania Economic Development Financing Authority Unemployment Compensation Rev., Series 2012 A, 5.00%, 7/1/19	15,525,000	18,455,654
Pennsylvania Economic Development Financing Authority Unemployment Compensation Rev., Series 2012 B, 5.00%, 7/1/20	7,250,000	8,451,035
Pennsylvania GO, 5.375%, 7/1/16 (NATL-RE)	2,795,000	3,149,658
Pennsylvania GO, 5.00%, 4/15/17	3,325,000	3,806,061
Pennsylvania GO, 5.375%, 7/1/18 (AGM)	1,070,000	1,273,921
Pennsylvania GO, 5.00%, 7/1/19	15,000,000	17,743,050
Pennsylvania GO, Series 2010 A, 5.00%, 5/1/16	4,000,000	4,442,400
Pennsylvania GO, Series 2010 A, 5.00%, 7/15/16	8,310,000	9,297,477
Pennsylvania GO, Series 2011, 5.00%, 11/15/22	7,900,000	9,230,044
Pennsylvania GO, Series 2012 A, 5.00%, 6/1/25	9,800,000	11,142,404
Pennsylvania Higher Educational Facilities Authority Rev., Series 2009 A, (University of Pennsylvania), 5.00%, 9/1/19	1,000,000	1,193,280
Pennsylvania Higher Educational Facilities Authority Rev., Series 2012 1, (Temple University) 5.00%, 4/1/25	1,000,000	1,108,030
Pennsylvania Higher Educational Facilities Authority Rev., Series 2012 1, (Temple University) 5.00%, 4/1/26	1,000,000	1,098,160
Pennsylvania Higher Educational Facilities Authority Rev., Series 2012 1, (Temple University) 5.00%, 4/1/27	1,150,000	1,244,795
Pennsylvania Turnpike Commission Rev., Series 2009 B, 5.25%, 6/1/22	10,000,000	11,006,200
Pennsylvania Turnpike Commission Rev., Series 2013 A, VRN, 0.65%, 12/5/13	5,000,000	4,980,200
Pennsylvania Turnpike Commission Rev., Series 2013 A, VRN, 0.73%, 12/5/13	3,945,000	3,919,200
Philadelphia Rev., Series 2009 A, (1998 General Ordinance), 5.25%, 8/1/17	1,000,000	1,122,430
Philadelphia Water & Wastewater Rev., Series 2009 A, 5.25%, 1/1/36	1,415,000	1,479,750
Pittsburgh GO, Series 2006 B, 5.25%, 9/1/16 (AGM)	15,805,000	17,651,814
Pittsburgh GO, Series 2012 B, 5.00%, 9/1/25	3,000,000	3,320,760
Pittsburgh GO, Series 2012 B, 5.00%, 9/1/26	1,000,000	1,096,410
Southeastern Pennsylvania Transportation Authority, (Capital Guarantee Receipts), 5.00%, 6/1/14	250,000	255,810
Southeastern Pennsylvania Transportation Authority, (Capital Guarantee Receipts), 5.00%, 6/1/15	500,000	533,195
Southeastern Pennsylvania Transportation Authority, (Capital Guarantee Receipts), 5.00%, 6/1/16	1,060,000	1,169,360
State Public School Building Authority Lease Rev., (School District of Philadelphia), 5.00%, 4/1/23	2,400,000	2,638,320
State Public School Building Authority Lease Rev., (School District of Philadelphia), 5.00%, 4/1/25	1,900,000	2,016,242
Westmoreland County Municipal Authority Rev., 5.25%, 8/15/15, Prerefunded at 100% of Par (AGM)(1)	4,500,000	4,880,880
		178,215,083
PUERTO RICO — 3.8%
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2008 A, (Senior Lien), 6.00%, 7/1/44	1,750,000	1,285,742
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/17	9,800,000	8,597,442

Principal Amount	Value

Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/19	$ 3,335,000	$ 2,748,474
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.25%, 7/1/24	11,590,000	8,772,123
Puerto Rico Electric Power Authority Rev., Series 2010 XX, 5.25%, 7/1/40	18,925,000	13,257,530
Puerto Rico Electric Power Authority Rev., Series 2010 ZZ, 5.25%, 7/1/25	5,000,000	3,687,750
Puerto Rico Electric Power Authority Rev., Series 2010 ZZ, 5.25%, 7/1/26	2,100,000	1,548,225
Puerto Rico Electric Power Authority Rev., Series 2011 NN, 5.50%, 7/1/20	7,080,000	5,751,580
Puerto Rico GO, Series 2006 A, (Public Improvement), 5.25%, 7/1/23	1,975,000	1,496,576
Puerto Rico GO, Series 2006 B, (Public Improvement), 5.25%, 7/1/17	5,000,000	4,520,150
Puerto Rico GO, Series 2007 A, (Public Improvement), 5.50%, 7/1/17	3,235,000	2,924,246
Puerto Rico GO, Series 2008 A, 5.50%, 7/1/16	3,020,000	2,811,711
Puerto Rico GO, Series 2008 A, 5.125%, 7/1/28	3,000,000	2,223,090
Puerto Rico GO, Series 2009 B, (Public Improvement), 5.75%, 7/1/38	7,400,000	5,391,418
Puerto Rico GO, Series 2009 B, (Public Improvement), 6.00%, 7/1/39	10,000,000	7,415,600
Puerto Rico GO, Series 2011 A, (Public Improvement), 5.75%, 7/1/41	7,625,000	5,511,197
Puerto Rico GO, Series 2012 A, (Public Improvement), 5.50%, 7/1/39	5,000,000	3,584,350
Puerto Rico GO, Series 2012 A, (Public Improvement), 5.00%, 7/1/41	3,500,000	2,383,815
Puerto Rico Government Development Bank Rev., Series 2006 B, (Senior Notes), 5.00%, 12/1/14	4,000,000	3,882,040
Puerto Rico Government Development Bank Rev., Series 2006 B, (Senior Notes), 5.00%, 12/1/16	2,000,000	1,821,580
Puerto Rico Public Buildings Authority Rev., Series 2004 I, (Government Facilities), 5.50%, 7/1/14, Prerefunded at 100% of Par(1)	5,000,000	5,154,800
Puerto Rico Public Buildings Authority Rev., Series 2007 M, (Government Facilities), VRDN, 5.75%, 7/1/17	5,000,000	4,282,100
Puerto Rico Public Buildings Authority Rev., Series 2007 M2, (Government Facilities), VRDN, 5.50%, 7/1/17 (Ambac)	2,000,000	1,837,980
Puerto Rico Public Buildings Authority Rev., Series 2009 P, (Government Facilities), 6.75%, 7/1/36	6,700,000	5,530,314
Puerto Rico Public Finance Corp. Rev., Series 2011 B, (Commonwealth Appropriation), 6.00%, 8/1/24 (SBBPA: Government Development Bank for Puerto Rico)	5,000,000	3,903,200
Puerto Rico Public Finance Corp. Rev., Series 2011 B, (Commonwealth Appropriation), 5.50%, 8/1/31 (SBBPA: Government Development Bank for Puerto Rico)	3,850,000	2,663,006
Puerto Rico Sales Tax Financing Corp. Rev., Series 2010 A, 5.50%, 8/1/42	5,000,000	3,803,950
Puerto Rico Sales Tax Financing Corp. Rev., Series 2010 C, 5.25%, 8/1/41	1,350,000	991,494
Puerto Rico Sales Tax Financing Corp. Rev., Series 2011 C, 5.00%, 8/1/22	9,750,000	9,661,470
Puerto Rico Sales Tax Financing Corp. Rev., Capital Appreciation, Series 2011 A1, 0.00%, 8/1/41(2)	5,725,000	639,483
		128,082,436
RHODE ISLAND — 0.1%
Rhode Island Depositors Economic Protection Corp. Rev., Series 1993 A, 6.25%, 8/1/16 (NATL-RE)(1)	2,000,000	2,244,460
SOUTH CAROLINA — 0.9%
Charleston Educational Excellence Finance Corp. Rev., (Charleston County Schools), 5.00%, 12/1/24	1,750,000	1,991,885

Principal Amount	Value

Charleston Educational Excellence Finance Corp. Rev., (Charleston County Schools), 5.00%, 12/1/25	$ 2,945,000	$ 3,309,444
Kershaw County Public Schools Foundation Installment Purchase Rev., (School Improvements), 5.00%, 12/1/17 (AGC)	1,060,000	1,180,851
Kershaw County Public Schools Foundation Installment Purchase Rev., (School Improvements), 5.00%, 12/1/18 (AGC)	2,260,000	2,514,182
Kershaw County Public Schools Foundation Installment Purchase Rev., (School Improvements), 5.00%, 12/1/19 (AGC)	700,000	772,170
Kershaw County Public Schools Foundation Installment Purchase Rev., (School Improvements), 5.00%, 12/1/20 (AGC)	3,000,000	3,304,650
Piedmont Municipal Power Agency Rev., 6.75%, 1/1/19 (FGIC)(1)	625,000	787,800
Piedmont Municipal Power Agency Rev., 6.75%, 1/1/19 (NATL-RE/FGIC)	875,000	1,077,510
Piedmont Municipal Power Agency Rev., Series 1991 A, 6.50%, 1/1/16 (FGIC)(1)	140,000	157,385
Piedmont Municipal Power Agency Rev., Series 1991 A, 6.50%, 1/1/16 (FGIC)(1)	485,000	545,227
Piedmont Municipal Power Agency Rev., Series 1991 A, 6.50%, 1/1/16 (FGIC)	375,000	418,898
Piedmont Municipal Power Agency Rev., Series 2009 A3, 5.00%, 1/1/16	5,000,000	5,441,750
Piedmont Municipal Power Agency Electric Rev., Series 2009 A3, 5.00%, 1/1/17	3,000,000	3,366,990
South Carolina Jobs-Economic Development Authority Hospital Rev., (Palmetto Health), 5.75%, 8/1/39	2,700,000	2,792,664
South Carolina Ports Authority Rev., 4.00%, 7/1/15	1,000,000	1,056,310
South Carolina Ports Authority Rev., 5.00%, 7/1/16	2,695,000	2,987,030
		31,704,746
TENNESSEE — 0.3%
Chattanooga Health Educational & Housing Facility Board Rev., Series 2005 A, (Campus Development Foundation, Inc. Phase I LLC), 5.00%, 10/1/15	865,000	891,616
Clarksville Public Building Authority Rev., (Adjusted Financing Morristown Loans), VRDN, 0.08%, 12/2/13 (LOC: Bank of America N.A.)	2,830,000	2,830,000
Memphis Electric System Rev., 5.00%, 12/1/15	2,500,000	2,730,450
Memphis Electric System Rev., 5.00%, 12/1/16	1,000,000	1,131,280
Montgomery County Public Building Authority Rev., (Tennessee County Loan Pool), VRDN, 0.08%, 12/2/13 (LOC: Bank of America N.A.)	2,230,000	2,230,000
Tennessee State School Board Authority Rev., Series 2008 B, (Higher Educational Facilities), 5.125%, 5/1/33	1,000,000	1,058,910
		10,872,256
TEXAS — 5.6%
Allen Independent School District GO, (School Building), 5.25%, 2/15/34	3,325,000	3,692,379
Austin Water & Wastewater System Rev., 5.00%, 11/15/28	5,300,000	5,840,918
Canadian River Municipal Water Authority Rev., (Conjunctive Use Groundwater Supply Project), 5.00%, 2/15/15	500,000	528,725
Canadian River Municipal Water Authority Rev., (Conjunctive Use Groundwater Supply Project), 5.00%, 2/15/16	350,000	384,479
Canadian River Municipal Water Authority Rev., (Conjunctive Use Groundwater Supply Project), 5.00%, 2/15/19 (Ambac)	1,000,000	1,091,420
Cash Special Utility District Rev., 5.25%, 9/1/24 (NATL-RE)	2,035,000	2,055,818

Principal Amount	Value

Central Texas Regional Mobility Authority Rev., (Senior Lien), 6.00%, 1/1/41	$ 2,500,000	$ 2,550,375
Central Texas Regional Mobility Authority Rev., Series 2013 A, 5.00%, 1/1/21	860,000	912,598
City of Austin Electric Utility Rev., 4.00%, 11/15/17	500,000	559,335
City of Austin Electric Utility Rev., 5.00%, 11/15/19	500,000	591,110
Cypress-Fairbanks Independent School District GO, 5.00%, 2/15/16 (PSF-GTD)	1,000,000	1,101,510
Dallas Area Rapid Transit Sales Tax Rev., Series 2010 A, (Senior Lien), 5.00%, 12/1/14	680,000	713,150
Dallas Area Rapid Transit Sales Tax Rev., Series 2010 A, (Senior Lien), 5.00%, 12/1/15	2,185,000	2,389,166
Dallas Area Rapid Transit Sales Tax Rev., Series 2010 A, (Senior Lien), 5.00%, 12/1/19	2,250,000	2,668,163
Dallas-Fort Worth International Airport Rev., Series 2011 D, 5.00%, 11/1/20	2,900,000	3,339,814
Dallas-Fort Worth International Airport Rev., Series 2011 D, 5.00%, 11/1/21	4,400,000	4,979,964
Dallas-Fort Worth International Airport Facilities Improvement Corp. Rev., Series 2009 A, 5.00%, 11/1/24	1,000,000	1,098,880
Donna Independent School District GO, 5.00%, 2/15/15 (PSF-GTD)	2,000,000	2,115,940
Edcouch-Elsa Independent School District GO, 5.00%, 2/15/14 (PSF-GTD)	1,115,000	1,126,551
Fort Worth Water & Sewer Rev., 4.00%, 2/15/14	2,540,000	2,560,879
Fort Worth Water & Sewer Rev., 4.00%, 2/15/15	1,200,000	1,254,912
Fort Worth Water & Sewer Rev., 5.00%, 2/15/17	1,000,000	1,138,320
Grand Parkway Transportation Corp. Rev., Series 2013 A, 5.125%, 10/1/43	2,205,000	2,144,098
Gregg County Health Facilities Development Corp. Rev., Series 2006 A, (Good Shepherd Medical Center), 5.00%, 10/1/16	1,000,000	1,086,260
Harris County Rev., Series 2009 C, 5.00%, 8/15/17	5,000,000	5,769,250
Harris County Cultural Education Facilities Finance Corp. Rev., Series 2008 B, (The Methodist Hospital System), 5.50%, 12/1/18	2,500,000	2,971,600
Houston Airport System Rev., Series 2009 A, (Senior Lien), 5.50%, 7/1/39	4,000,000	4,381,600
Houston Airport System Rev., Series 2012 B, (Subordinate Lien), 5.00%, 7/1/23	2,560,000	2,891,366
Houston Airport System Rev., Series 2012 B, (Subordinate Lien), 5.00%, 7/1/24	4,000,000	4,458,960
Houston Independent School District GO, VRDN, 2.50%, 6/1/15 (PSF-GTD)	9,750,000	10,041,622
Live Oak GO, 5.25%, 8/1/22 (NATL-RE)	1,630,000	1,652,787
Lone Star College System GO, 5.00%, 8/15/21	1,000,000	1,157,950
Lone Star College System GO, 5.00%, 8/15/22	2,650,000	3,085,395
Love Field Airport Modernization Corp. Special Facilities Rev., (Southwest Airlines Co.), 5.25%, 11/1/40	2,500,000	2,475,000
Lower Colorado River Authority Rev., 5.00%, 5/15/15(1)	5,000	5,344
Lower Colorado River Authority Rev., 5.00%, 5/15/15	795,000	848,853
Lower Colorado River Authority Rev., (LCRA Transportation Services), 5.00%, 5/15/22	1,000,000	1,114,870
Lower Colorado River Authority Rev., (LCRA Transportation Services), 5.00%, 5/15/23	3,435,000	3,775,580
Lower Colorado River Authority Rev., (LCRA Transportation Services), 5.00%, 5/15/24	2,000,000	2,183,340

Principal Amount	Value

Lubbock Electric Light & Power System Rev., 4.00%, 4/15/14	$ 2,000,000	$ 2,028,640
Lubbock Electric Light & Power System Rev., 5.00%, 4/15/15	1,000,000	1,063,510
Lubbock Electric Light & Power System Rev., 5.00%, 4/15/16	2,000,000	2,203,700
Mansfield Independent School District GO, VRDN, 1.75%, 8/1/17 (PSF-GTD)	6,305,000	6,426,182
Montgomery County GO, (Road), 5.50%, 3/1/14, Prerefunded at 100% of Par (Ambac)(1)	1,740,000	1,763,908
North Texas Tollway Authority Rev., Series 2012 A, (First Tier), 5.00%, 1/1/29	2,400,000	2,483,808
North Texas Tollway Authority Rev., Series 2012 B, (First Tier), 5.00%, 1/1/21	7,615,000	8,560,174
North Texas Tollway Authority Rev., Series 2012 B, (First Tier), 5.00%, 1/1/28	3,000,000	3,125,430
North Texas Tollway Authority Rev., Series 2012 B, (First Tier), 5.00%, 1/1/30	6,310,000	6,500,120
North Texas Tollway Authority Rev., Series 2012 B, (First Tier), 5.00%, 1/1/36	1,960,000	1,993,830
Northside Independent School District GO, (School Building), VRDN, 1.00%, 6/1/16 (PSF-GTD)	6,700,000	6,730,954
Pasadena Independent School District GO, Series 1996 A, 6.05%, 2/15/16 (PSF-GTD)	550,000	617,986
San Antonio Electric & Gas Rev., Series 2012 A, (Junior Lien), VRDN, 2.00%, 12/1/14	8,750,000	8,893,587
San Antonio Electric & Gas Rev., Series 2012 B, (Junior Lien), VRDN, 2.00%, 12/1/15	3,250,000	3,340,220
San Antonio Electric and Gas Rev., (Junior Lien), 5.00%, 2/1/43	4,300,000	4,469,678
San Antonio Water System Rev., 3.00%, 5/15/14	1,100,000	1,114,718
San Antonio Water System Rev., 4.00%, 5/15/15	1,000,000	1,054,900
San Antonio Water System Rev., 5.00%, 5/15/17	2,365,000	2,713,719
Southside Independent School District GO, Series 2004 A, 5.25%, 8/15/25 (PSF-GTD)	2,120,000	2,192,250
Tarrant County Cultural Education Facilities Finance Corp. Retirement Facility Rev., (Air Force Village Obligated Group), 5.00%, 5/15/16	1,000,000	1,054,110
Texas GO, 5.00%, 10/1/15	3,500,000	3,804,465
Texas GO, 5.00%, 10/1/16	3,355,000	3,786,117
Texas GO, 5.00%, 10/1/17	2,225,000	2,587,898
Texas Municipal Power Agency Rev., (Subordinated Lien-Transmission), 5.00%, 9/1/15	1,000,000	1,077,480
Texas Municipal Power Agency Rev., (Subordinated Lien-Transmission), 5.00%, 9/1/20	1,500,000	1,742,460
Texas Public Finance Authority Rev., Series 2010 A, (Unemployment Compensation), 5.00%, 7/1/14	5,000,000	5,144,050
Texas Transportation Commission Rev., Series 2006 A, (First Tier), 4.50%, 4/1/16	5,000,000	5,477,950
University of North Texas Rev., Series 2009 A, (Financing System), 5.00%, 4/15/16	1,125,000	1,244,003
Williamson County GO, Series 2004 A, (Unlimited Tax Road & Refunding Bonds), 5.00%, 2/15/19 (NATL-RE)	1,000,000	1,174,120
		187,108,248
U.S. VIRGIN ISLANDS — 0.2%
Virgin Islands Public Finance Authority Rev., Series 2010 A, (Matching Fund Loan Note, Senior Lien), 5.00%, 10/1/25	5,500,000	5,798,210
UTAH — 0.4%
Eagle Mountain City Gas & Electric Rev., 5.00%, 6/1/19 (Radian)	2,550,000	2,618,646

Principal Amount	Value

Salt Lake City Hospital Rev., Series 1988 A, (Intermountain Healthcare), 8.125%, 5/15/15(1)	$ 200,000	$ 212,100
Utah GO, Series 2009 C, 5.00%, 7/1/18	4,000,000	4,710,120
Utah Transit Authority Sales Tax Rev., 5.00%, 6/15/24	2,900,000	3,219,841
Utah Transit Authority Sales Tax Rev., 5.00%, 6/15/25	1,220,000	1,344,147
		12,104,854
VERMONT — 0.1%
University of Vermont & State Agricultural College Rev., 5.00%, 10/1/19 (Ambac)	4,290,000	4,818,528
VIRGINIA — 0.6%
Fairfax County Economic Development Authority Rev., (Silver Line Phase I), 5.00%, 4/1/36	1,430,000	1,473,743
Norfolk Redevelopment & Housing Authority Rev., (Old Dominion University Project), VRDN, 0.06%, 12/2/13 (LOC: Bank of America N.A.)	7,900,000	7,900,000
Virginia Resources Authority Clean Water Rev., (State Revolving Fund), 5.00%, 10/1/16	5,120,000	5,774,029
Virginia Resources Authority Clean Water Rev., (State Revolving Fund), 5.00%, 10/1/22	4,150,000	4,827,612
		19,975,384
WASHINGTON — 4.6%
Central Puget Sound Regional Transportation Authority Rev., Series 2012 P-1, 5.00%, 2/1/17	2,750,000	3,128,565
Central Puget Sound Regional Transportation Authority Rev., Series 2012 S-1, 5.00%, 11/1/16	2,105,000	2,377,240
Central Puget Sound Regional Transportation Authority Rev., Series 2012 S-1, 5.00%, 11/1/17	5,875,000	6,826,162
Energy Northwest Electric Rev., Series 2005 A, (Project 3), 5.00%, 7/1/15 (Ambac)	4,000,000	4,300,760
Energy Northwest Electric Rev., Series 2009 A, (Project 3), 5.25%, 7/1/18	3,000,000	3,555,000
Energy Northwest Electric Rev., Series 2010 A, (Project 3), 5.00%, 7/1/18	5,115,000	6,004,192
Energy Northwest Electric Rev., Series 2011 A, (Columbia Generating), 5.00%, 7/1/22	5,000,000	5,816,050
Energy Northwest Wind Rev., 4.75%, 7/1/20 (NATL-RE)	1,750,000	1,790,355
King County Public Hospital District No. 2 GO, (Evergreen Healthcare), 5.00%, 12/1/14 (NATL-RE)	1,000,000	1,047,360
King County Sewer Rev., Series 2011 B, 5.00%, 1/1/16	4,850,000	5,320,013
Kitsap County School District No. 303 Bainbridge Island GO, 5.00%, 12/1/17 (NATL-RE/School Board Guarantee)	1,000,000	1,101,390
Port Seattle Rev., Series 2010 B, (Intermediate Lien), 5.00%, 6/1/22	1,000,000	1,128,980
Seattle Municipal Light & Power Rev., Series 2010 B, 5.00%, 2/1/19	5,000,000	5,878,000
Snohomish County Edmonds School District No. 15 GO, 5.00%, 6/1/16, Prerefunded at 100% of Par (NATL-RE/FGIC/School Bond Guarantee)(1)	6,690,000	7,448,980
Tacoma Electric System Rev., Series 2013 A, 5.00%, 1/1/16	1,905,000	2,083,327
Tacoma Electric System Rev., Series 2013 A, 5.00%, 1/1/17	1,500,000	1,694,775
Tacoma Electric System Rev., Series 2013 A, 4.00%, 1/1/18	1,000,000	1,113,930
Tacoma Electric System Rev., Series 2013 A, 4.00%, 1/1/19	2,000,000	2,236,780
Tacoma Electric System Rev., Series 2013 A, 5.00%, 1/1/19	1,000,000	1,167,110
Washington Federal Highway Grant Anticipation Rev., Series 2012-F, (Senior 520 Corridor Program), 5.00%, 9/1/15	16,585,000	17,933,858
Washington GO, Series 1990 A, 6.75%, 2/1/15	435,000	453,009

Principal Amount	Value

Washington GO, Series 2005 D, 5.00%, 1/1/15, Prerefunded at 100% of Par (AGM)(1)	$10,000,000	$ 10,522,400
Washington GO, Series 2011 A, 5.00%, 7/1/21	3,375,000	3,993,401
Washington GO, Series 2011 A, 5.00%, 7/1/22	5,000,000	5,838,550
Washington GO, Series 2011 C, (Motor Vehicle Tax-Senior 520), 5.00%, 6/1/21	1,650,000	1,951,389
Washington GO, Series 2011 C, (Motor Vehicle Tax-Senior 520), 5.00%, 6/1/22	2,000,000	2,333,960
Washington GO, Series 2012 R, 5.00%, 7/1/23	3,855,000	4,504,876
Washington GO, Series R-2012C, 5.00%, 7/1/26	13,800,000	15,591,654
Washington Health Care Facilities Authority Rev., Series 2006 D, (Providence Health & Services), 5.25%, 10/1/33 (AGM)	4,500,000	4,786,335
Washington Health Care Facilities Authority Rev., Series 2007 D, (Multicare Health System), VRDN, 0.04%, 12/2/13 (LOC: Barclays Bank PLC)	13,300,000	13,300,000
Washington State Housing Finance Commission Rev., (YMCA Snohomish County Project), VRDN, 0.08%, 12/2/13 (LOC: Bank of America N.A.)	7,020,000	7,020,000
Yakima County School District No. 208 West Valley GO, 5.00%, 12/1/18 (NATL-RE/School Board Guarantee)	1,675,000	1,880,322
		154,128,723
WISCONSIN — 1.5%
Wisconsin Department of Transportation Rev., Series 1, 5.00%, 7/1/25	10,000,000	11,511,900
Wisconsin Department of Transportation Rev., Series 1, 5.00%, 7/1/26	8,700,000	9,880,416
Wisconsin GO, Series 2011 B, 5.00%, 5/1/15	5,000,000	5,338,600
Wisconsin GO, Series 2011-1, 5.00%, 5/1/19	5,000,000	5,900,650
Wisconsin GO, Series 2011-1, 5.00%, 5/1/20	3,000,000	3,549,840
Wisconsin GO, Series 2011-1, 5.00%, 5/1/21	2,500,000	2,957,000
Wisconsin Health & Educational Facilities Authority Rev., (Luther Hospital), 5.50%, 11/15/22	4,655,000	5,314,101
Wisconsin Health & Educational Facilities Authority Rev., (Luther Hospital), 5.75%, 11/15/30	5,800,000	6,431,852
Wisconsin Transportation Rev., Series 2008 A, 5.00%, 7/1/18	500,000	586,675
		51,471,034
TOTAL INVESTMENT SECURITIES — 99.0% (Cost $3,242,480,639)		3,300,580,847
OTHER ASSETS AND LIABILITIES — 1.0%		32,375,574
TOTAL NET ASSETS — 100.0%		$3,332,956,421

Futures Contracts
Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
220	U.S. Treasury Long Bonds	March 2014	$28,765,000	$13,238

Notes to Schedule of Investments

ACA = American Capital Access

AGC = Assured Guaranty Corporation

AGM = Assured Guaranty Municipal Corporation

CIFG = CDC IXIS Financial Guaranty North America

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Company

GA = Guaranty Agreement

GO = General Obligation

LOC = Letter of Credit

NATL-RE = National Public Finance Guarantee Corporation – Reinsured

NATL-RE-IBC = National Public Finance Guarantee Corporation – Reinsured – Insured Bond Certificates

PSF-GTD = Permanent School Fund Guaranteed

Q-SBLF = Qualified School Board Loan Fund

SBBPA = Standby Bond Purchase Agreement

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.

VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

XLCA = XL Capital Ltd.

† Category is less than 0.05% of total net assets.

(1)	Escrowed to maturity in U.S. government securities or state and local government securities.

(2)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(3)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(4)

Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $598,957.

See Notes to Financial Statements.

Statement of Assets and Liabilities

NOVEMBER 30, 2013 (UNAUDITED)
Assets
Investment securities, at value (cost of $3,242,480,639)	$3,300,580,847
Cash	11,311
Receivable for investments sold	1,005,000
Receivable for capital shares sold	3,043,719
Interest receivable	42,352,615
3,346,993,492

Liabilities
Payable for investments purchased	7,639,450
Payable for capital shares redeemed	4,746,552
Accrued management fees	1,037,712
Distribution and service fees payable	27,425
Dividends payable	585,932
14,037,071

Net Assets	$3,332,956,421

Net Assets Consist of:
Capital paid in	$3,278,746,079
Accumulated net realized loss	(3,903,104)
Net unrealized appreciation	58,113,446
$3,332,956,421

	Net assets	Shares outstanding	Net asset value per share
Investor Class	$1,780,060,044	158,624,076	$11.22
Institutional Class	$1,481,412,722	131,986,639	$11.22
A Class	$51,705,475	4,606,716	$11.22*
C Class	$19,778,180	1,763,601	$11.21

*  Maximum offering price $11.75 (net asset value divided by 0.955).

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED NOVEMBER 30, 2013 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$54,997,993

Expenses:
Management fees	6,778,154
Distribution and service fees:
A Class	74,679
C Class	110,529
Trustees’ fees and expenses	117,683
Other expenses	1,113
7,082,158

Net investment income (loss)	47,915,835

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(12,665,162)
Futures contract transactions	(1,096,630)
(13,761,792)

Change in net unrealized appreciation (depreciation) on:
Investments	(126,314,625)
Futures contracts	472,370
(125,842,255)

Net realized and unrealized gain (loss)	(139,604,047)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(91,688,212)

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED NOVEMBER 30, 2013 (UNAUDITED) AND YEAR ENDED MAY 31, 2013
Increase (Decrease) in Net Assets	November 30, 2013	May 31, 2013
Operations
Net investment income (loss)	$47,915,835	$96,525,204
Net realized gain (loss)	(13,761,792)	26,248,307
Change in net unrealized appreciation (depreciation)	(125,842,255)	(37,140,879)
Net increase (decrease) in net assets resulting from operations	(91,688,212)	85,632,632

Distributions to Shareholders
From net investment income:
Investor Class	(24,048,837)	(49,166,661)
Institutional Class	(22,995,396)	(45,328,572)
A Class	(688,911)	(1,690,838)
C Class	(172,717)	(349,107)
From net realized gains:
Investor Class	—	(2,471,564)
Institutional Class	—	(2,267,527)
A Class	—	(102,078)
C Class	—	(31,631)
Decrease in net assets from distributions	(47,905,861)	(101,407,978)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(610,684,490)	604,111,246

Net increase (decrease) in net assets	(750,278,563)	588,335,900

Net Assets
Beginning of period	4,083,234,984	3,494,899,084
End of period	$3,332,956,421	$4,083,234,984

Distributions in excess of net investment income	—	$(9,974)

See Notes to Financial Statements.

Notes to Financial Statements

NOVEMBER 30, 2013 (UNAUDITED)

1. Organization

American Century Municipal Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Intermediate-Term Tax-Free Bond Fund (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under the 1940 Act. The fund’s investment objectives are to seek safety of principal and high current income that is exempt from federal income tax.

The fund offers the Investor Class, the Institutional Class, the A Class and the C Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts and when-issued securities. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund’s tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1625% to 0.2800%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class and C Class. The Institutional Class is 0.2000% less at each point within the Complex Fee range. The effective annual management fee for each class for the six months ended November 30, 2013 was 0.47% for the Investor Class, A Class and C Class and 0.27% for the Institutional Class.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended November 30, 2013 are detailed in the Statement of Operations.

Related Parties — Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust’s investment advisor, ACIM, the trust’s distributor, ACIS, and the trust’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended November 30, 2013 were $1,017,580,100 and $1,558,644,153, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended November 30, 2013		Year ended May 31, 2013
	Shares	Amount	Shares	Amount
Investor Class
Sold	17,486,329	$196,663,540	47,019,450	$551,218,612
Issued in reinvestment of distributions	1,869,999	20,986,335	3,787,870	44,422,612
Redeemed	(36,520,635)	(410,163,424)	(43,785,744)	(513,088,452)
	(17,164,307)	(192,513,549)	7,021,576	82,552,772
Institutional Class
Sold	33,550,724	377,574,356	91,497,846	1,073,345,186
Issued in reinvestment of distributions	1,816,455	20,386,674	3,634,765	42,634,056
Redeemed	(70,438,116)	(786,953,248)	(52,427,916)	(614,440,212)
	(35,070,937)	(388,992,218)	42,704,695	501,539,030
A Class
Sold	424,430	4,763,046	3,743,406	43,876,794
Issued in reinvestment of distributions	53,029	595,248	111,279	1,305,587
Redeemed	(2,620,527)	(29,546,789)	(2,704,248)	(31,705,784)
	(2,143,068)	(24,188,495)	1,150,437	13,476,597
C Class
Sold	149,855	1,678,283	978,614	11,456,972
Issued in reinvestment of distributions	11,332	127,085	22,131	259,490
Redeemed	(604,077)	(6,795,596)	(441,709)	(5,173,615)
	(442,890)	(4,990,228)	559,036	6,542,847
Net increase (decrease)	(54,821,202)	$(610,684,490)	51,435,744	$604,111,246

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities and unrealized gain (loss) on futures contracts were classified as Level 2 and Level 1, respectively. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund purchased and sold interest rate risk derivative instruments throughout the reporting period, and the instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume.

The value of interest rate risk derivative instruments as of November 30, 2013, is included in the unrealized gain (loss) on futures contracts as reported in the Schedule of Investments. At period end, the fund did not have any asset derivatives or liability derivatives disclosed on the Statement of Assets and Liabilities. For the six months ended November 30, 2013, the effect of interest rate risk derivative instruments on the Statement of Operations was $(1,096,630) in net realized gain (loss) on futures contract transactions and $472,370 in change in net unrealized appreciation (depreciation) on futures contracts.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of November 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$3,242,480,639
Gross tax appreciation of investments	$113,656,332
Gross tax depreciation of investments	(55,556,124)
Net tax appreciation (depreciation) of investments	$ 58,100,208

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Financial Highlights

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2013(2)	$11.61	0.14(3)	(0.39)	(0.25)	(0.14)	—	(0.14)	$11.22	(2.11)%	0.47%(4)	0.47%(4)	2.56%(4)	2.56%(4)	28%	$1,780,060
2013	$11.63	0.29(3)	(0.01)	0.28	(0.29)	(0.01)	(0.30)	$11.61	2.43%	0.47%	0.47%	2.44%	2.44%	58%	$2,040,120
2012	$11.06	0.33(3)	0.57	0.90	(0.33)	—	(0.33)	$11.63	8.28%	0.47%	0.47%	2.91%	2.91%	62%	$1,963,542
2011	$11.09	0.39(3)	(0.03)	0.36	(0.39)	—	(0.39)	$11.06	3.31%	0.47%	0.48%	3.53%	3.52%	14%	$1,717,930
2010	$10.70	0.40(3)	0.39	0.79	(0.40)	—	(0.40)	$11.09	7.48%	0.48%	0.48%	3.61%	3.61%	14%	$1,705,065
2009	$10.74	0.41	(0.04)	0.37	(0.41)	—	(0.41)	$10.70	3.58%	0.49%	0.49%	3.89%	3.89%	37%	$1,198,419
Institutional Class
2013(2)	$11.61	0.16(3)	(0.39)	(0.23)	(0.16)	—	(0.16)	$11.22	(2.01)%	0.27%(4)	0.27%(4)	2.76%(4)	2.76%(4)	28%	$1,481,413
2013	$11.64	0.31(3)	(0.02)	0.29	(0.31)	(0.01)	(0.32)	$11.61	2.55%	0.27%	0.27%	2.64%	2.64%	58%	$1,939,174
2012	$11.06	0.35(3)	0.59	0.94	(0.36)	—	(0.36)	$11.64	8.59%	0.27%	0.27%	3.11%	3.11%	62%	$1,447,044
2011	$11.09	0.41(3)	(0.03)	0.38	(0.41)	—	(0.41)	$11.06	3.51%	0.27%	0.28%	3.73%	3.72%	14%	$245,759
2010	$10.70	0.42(3)	0.39	0.81	(0.42)	—	(0.42)	$11.09	7.69%	0.28%	0.28%	3.81%	3.81%	14%	$221,014
2009	$10.74	0.43	(0.04)	0.39	(0.43)	—	(0.43)	$10.70	3.78%	0.29%	0.29%	4.09%	4.09%	37%	$111,882

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2013(2)	$11.61	0.13(3)	(0.39)	(0.26)	(0.13)	—	(0.13)	$11.22	(2.23)%	0.72%(4)	0.72%(4)	2.31%(4)	2.31%(4)	28%	$51,705
2013	$11.64	0.26(3)	(0.02)	0.24	(0.26)	(0.01)	(0.27)	$11.61	2.09%	0.72%	0.72%	2.19%	2.19%	58%	$78,349
2012	$11.06	0.30(3)	0.59	0.89	(0.31)	—	(0.31)	$11.64	8.11%	0.72%	0.72%	2.66%	2.66%	62%	$65,158
2011	$11.09	0.36(3)	(0.03)	0.33	(0.36)	—	(0.36)	$11.06	3.05%	0.72%	0.73%	3.28%	3.27%	14%	$30,930
2010(5)	$11.03	0.09(3)	0.06	0.15	(0.09)	—	(0.09)	$11.09	1.35%	0.73%(4)	0.73%(4)	3.19%(4)	3.19%(4)	14%(6)	$3,951
C Class
2013(2)	$11.60	0.09(3)	(0.39)	(0.30)	(0.09)	—	(0.09)	$11.21	(2.60)%	1.47%(4)	1.47%(4)	1.56%(4)	1.56%(4)	28%	$19,778
2013	$11.63	0.17(3)	(0.02)	0.15	(0.17)	(0.01)	(0.18)	$11.60	1.33%	1.47%	1.47%	1.44%	1.44%	58%	$25,592
2012	$11.05	0.22(3)	0.58	0.80	(0.22)	—	(0.22)	$11.63	7.30%	1.47%	1.47%	1.91%	1.91%	62%	$19,155
2011	$11.08	0.28(3)	(0.03)	0.25	(0.28)	—	(0.28)	$11.05	2.28%	1.47%	1.48%	2.53%	2.52%	14%	$9,005
2010(5)	$11.03	0.06(3)	0.06	0.12	(0.07)	—	(0.07)	$11.08	1.07%	1.48%(4)	1.48%(4)	2.33%(4)	2.33%(4)	14%(6)	$1,673

Notes to Financial Highlights

(1)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(2)	Six months ended November 30, 2013 (unaudited).

(3)	Computed using average shares outstanding throughout the period.

(4)	Annualized.

(5)	March 1, 2010 (commencement of sale) through May 31, 2010.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended May 31, 2010.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 11, 2013, the Fund’s Board of Directors/Trustees unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees (the “Directors”), including a majority of the independent Directors each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

In connection with their annual review and evaluation, the independent Directors memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their consideration of renewal of the management agreement. In that statement, the independent Directors noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the information that the Board and its committees receive and consider over time. This information, together with the materials provided in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•

the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	data comparing the cost of owning the Fund to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	consideration of collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided. The Board also had the benefit of the advice of its independent counsel throughout the period.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and the Board’s independent counsel in connection with the review, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance section of this report.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

Additional Information

Proxy Voting Policies

Descriptions of the principles and policies that the fund’s investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the “About Us” page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Municipal Trust

Investment Advisor:

American Century Investment Management, Inc.

Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2014 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SAN-80796 1401

SEMIANNUAL REPORT	NOVEMBER 30, 2013

Long-Term Tax-Free Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	17
Statement of Operations	18
Statement of Changes in Net Assets	19
Notes to Financial Statements	20
Financial Highlights	25
Approval of Management Agreement	27
Additional Information	32

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

        Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended November 30, 2013. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Higher Government Bond Yields and Robust Stock Index Returns

U.S. government bond yields and stock indices traced mostly upward paths during the six months ended November 30, 2013. Indications of sustainable economic growth and hints from the Federal Reserve (the Fed) that it might start tapering its latest bond-buying program (quantitative easing, QE) sent bond yields soaring from May to September. The 10-year Treasury yield reached 3.00% on September 5, its first time at that level since July 2011, before retreating to finish the reporting period at 2.74%, still well above where it began (at 2.13%).

Government bond yields generally declined in September and October on softer economic data, the Fed’s announcement that it would delay tapering, and uncertainty caused by the government shutdown during October, but not enough to reverse mostly negative total returns. The 10-year U.S. Treasury note and the Barclays U.S. Aggregate Bond Index (representing the broad taxable U.S. bond market) returned –3.73% and –0.56%, respectively, for the six months. Municipal bonds generally trailed taxable bonds—the Barclays Municipal Bond Index returned –2.45%. U.S. stock indices also experienced volatility during the period, but not enough to erase mostly robust gains—the S&P 500 Index advanced 11.91%.

As we enter 2014, there’s less uncertainty about the U.S. fiscal picture and global economic strength than a year ago, but headwinds continue. A full economic recovery from 2008 remains elusive—economic growth is still subpar compared with past recoveries. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios—as appropriate—for meeting financial goals. We appreciate your continued trust in us.

Sincerely,

Jonathan Thomas

President and Chief Executive Officer

American Century Investments

2

Performance

Total Returns as of November 30, 2013
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
A Class No sales charge* With sales charge*	MMBAX	-3.82% -8.13%	-5.45% -9.71%	5.80% 4.82%	3.77%(2) 3.29%(2)	5.00%(2) 4.71%(2)	3/31/97
Barclays Municipal Bond Index	—	-2.45%	-3.51%	6.25%	4.40%	5.29%	—
Investor Class	ACLVX	-3.79%	-5.21%	6.06%	—	4.26%	4/3/06
Institutional Class	ACLSX	-3.61%	-5.02%	6.27%	—	4.46%	4/3/06
C Class No sales charge* With sales charge*	ACTCX	-4.27% -5.21%	-6.15% -6.15%	5.01% 5.01%	— —	3.23% 3.23%	4/3/06

*	Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

Long-Term Tax-Free acquired all the net assets of the Mason Street Municipal Bond Fund on March 31, 2006, pursuant to a plan of reorganization approved by the acquired fund’s shareholders on March 15, 2006. Performance information prior to April 1, 2006 is that of the Mason Street Municipal Bond Fund.

(1)	Total returns for periods less than one year are not annualized.

(2)	Returns would have been lower if a portion of the fees had not been waived.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class
0.47%	0.27%	0.72%	1.47%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline. Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Unless otherwise indicated, performance reflects A Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

3

Fund Characteristics

NOVEMBER 30, 2013
Portfolio at a Glance
Weighted Average Maturity	14.4 years
Average Duration (Modified)	5.3 years

Top Five Sectors	% of fund investments
General Obligation (GO) - State	16%
Water/Sewer	10%
Public Power	10%
Special Tax	10%
Tollroads	9%

Top Five States and Territories	% of net assets
California	18.9%
New York	17.0%
Texas	6.6%
New Jersey	6.1%
Puerto Rico	4.8%

Types of Investments in Portfolio	% of net assets
Municipal Securities	98.9%
Other Assets and Liabilities	1.1%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from June 1, 2013 to November 30, 2013.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 6/1/13	Ending Account Value 11/30/13	Expenses Paid During Period(1) 6/1/13 – 11/30/13	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$962.10	$2.31	0.47%
Institutional Class	$1,000	$963.90	$1.33	0.27%
A Class	$1,000	$961.80	$3.54	0.72%
C Class	$1,000	$957.30	$7.21	1.47%
Hypothetical
Investor Class	$1,000	$1,022.71	$2.38	0.47%
Institutional Class	$1,000	$1,023.72	$1.37	0.27%
A Class	$1,000	$1,021.46	$3.65	0.72%
C Class	$1,000	$1,017.70	$7.44	1.47%

(1)

Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

NOVEMBER 30, 2013 (UNAUDITED)

	Principal Amount	Value
Municipal Securities — 98.9%
ARIZONA — 2.3%
Arizona Department of Transportation State Highway Fund Rev., Series 2011 A, (Sub Highway Revenue), 5.00%, 7/1/22	$ 100,000	$ 116,321
City of Mesa Excise Tax Rev., 5.00%, 7/1/27	100,000	108,637
Mohave County Industrial Development Authority Correctional Facilities Contract Rev., (Mohave Prison, LLC Expansion), 8.00%, 5/1/25	200,000	231,568
Phoenix Civic Improvement Corp. Airport Rev., Series 2010 A, (Junior Lien), 5.00%, 7/1/40	50,000	50,416
Phoenix Civic Improvement Corp. Wastewater System Rev., (Senior Lien), 5.50%, 7/1/24	250,000	290,950
Salt River Agricultural Improvement & Power District Rev., Series 2009 A, (Electric System Distribution), 5.00%, 1/1/39	340,000	355,392
University Medical Center Corp. Rev., 6.50%, 7/1/39	300,000	321,615
		1,474,899
CALIFORNIA — 18.9%
Alameda Corridor Transportation Authority Rev., Capital Appreciation, Series 1999 A, 0.00%, 10/1/32 (NATL-RE)(1)	440,000	159,782
Anaheim Public Financing Authority Rev., (Electric System Distribution), 5.25%, 10/1/34	200,000	214,524
Bay Area Toll Authority Toll Bridge Rev., (San Francisco Bay Area), 5.00%, 4/1/26	100,000	112,128
Bay Area Toll Authority Toll Bridge Rev., Series 2006 F, (San Francisco Bay Area), 5.00%, 4/1/16, Prerefunded at 100% of Par(2)(3)	270,000	299,152
Bay Area Toll Authority Toll Bridge Rev., Series 2007 A1, (San Francisco Bay Area), VRDN, 0.75%, 12/5/13	200,000	198,334
Bay Area Toll Authority Toll Bridge Rev., Series 2008 F1, (San Francisco Bay Area), 5.00%, 4/1/39	300,000	310,497
Bay Area Toll Authority Toll Bridge Rev., Series 2009 F1, (San Francisco Bay Area), 5.125%, 4/1/39	200,000	210,966
California Department of Water Resources Power Supply Rev., Series 2005 G4, 5.00%, 5/1/16	100,000	111,172
California Department of Water Resources Power Supply Rev., Series 2008 H, 5.00%, 5/1/22	120,000	138,434
California Educational Facilities Authority Rev., Series 2012 U-2, (Stanford University), 5.00%, 10/1/32	300,000	356,853
California Educational Facilities Authority Rev., Series 2013 U4, (Stanford University), 5.00%, 6/1/43	250,000	288,072
California GO, 4.00%, 9/1/18	400,000	451,808
California GO, 5.00%, 9/1/24	200,000	225,658
California GO, 5.00%, 6/1/25	130,000	135,831
California GO, 5.00%, 9/1/25	150,000	166,567
California GO, 5.625%, 4/1/26	500,000	566,390
California GO, 5.75%, 4/1/27	500,000	566,815
California GO, 5.00%, 2/1/28 (Ambac)	335,000	374,811
California GO, 5.75%, 4/1/28	500,000	565,500
California GO, 5.25%, 9/1/28	200,000	220,200
California GO, 5.00%, 10/1/29	200,000	212,052
California GO, 5.00%, 10/1/41	100,000	101,811
California GO, 5.00%, 2/1/43	250,000	254,772
California GO, Series 2012 B, VRN, 1.20%, 12/5/13	200,000	203,482
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/18, Prerefunded at 100% of Par(3)	10,000	12,542
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/38	245,000	280,167
California Health Facilities Financing Authority Rev., Series 2009 A, (Catholic Healthcare West), 6.00%, 7/1/39	300,000	323,388
California Health Facilities Financing Authority Rev., Series 2011 D, (Sutter Health), 5.25%, 8/15/31	150,000	159,360

7

Principal Amount	Value

California Health Facilities Financing Authority Rev., Series 2012 A, (Scripps Health), 5.00%, 11/15/40	$ 200,000	$ 200,386
California Health Facilities Financing Authority Rev., Series 2013 A, (St. Joseph Health System), 5.00%, 7/1/37	35,000	35,451
California Public Works Board Lease Rev., Series 2005 A, (Department of General Services - Butterfield), 5.00%, 6/1/15	110,000	117,663
California Public Works Board Lease Rev., Series 2011 D, (Judicial Council Projects), 5.00%, 12/1/31	250,000	257,815
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/37	320,000	321,277
California Statewide Communities Development Authority Rev., Series 2012 A, (Kaiser Permanente), 5.00%, 4/1/42	400,000	396,680
California University Systemwide Rev., Series 2009 A, 5.25%, 11/1/34	300,000	319,779
Chaffey Community College District GO, Series 2007 C, (Election of 2002), 5.00%, 6/1/32 (NATL-RE)	265,000	277,365
Clovis Unified School District GO, Capital Appreciation, Series 2004 A, 0.00%, 8/1/29 (NATL-RE)(1)	300,000	137,721
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2013 A, 5.00%, 6/1/30	100,000	102,664
Long Beach Bond Finance Authority Natural Gas Purchase Rev., Series 2007 A, 5.50%, 11/15/37	200,000	206,946
Los Angeles Department of Airports Rev., Series 2010 A, (Los Angeles International Airport), 5.00%, 5/15/40	120,000	122,992
Los Angeles Department of Water & Power Rev., Series 2008 A1, (Power System), 5.25%, 7/1/38	400,000	423,336
Los Angeles Department of Water & Power Waterworks Rev., Series 2011 A, 5.00%, 7/1/36	150,000	157,005
Metropolitan Water District of Southern California Rev., Series 2009 C, 5.00%, 7/1/35	100,000	105,869
Northern California Power Agency Rev., Series 2009 A, (Geothermal Project No. 3), 5.25%, 7/1/24	200,000	225,602
Oakland Unified School District GO, (Election of 2012), 6.625%, 8/1/38	50,000	53,413
Palomar Pomerado Health Care District COP, 6.00%, 11/1/41	250,000	240,502
Poway Unified School District GO, Capital Appreciation, (School Facilities Improvement), 0.00%, 8/1/33(1)	250,000	89,508
Poway Unified School District Rev., Capital Appreciation, (School Facilities Improvement), 0.00%, 8/1/41(1)	500,000	100,040
Riverside County Transportation Commission Rev., Series 2013 A, (Limited Tax), 5.25%, 6/1/39	200,000	215,020
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	100,000	109,359
San Diego County Regional Transportation Commission Rev., Series 2012 A, 5.00%, 4/1/48	150,000	157,332
San Diego Public Facilities Financing Water Authority Rev., Series 2010 A, 5.00%, 8/1/23	70,000	80,653
San Diego Unified School District GO, Capital Appreciation, Series 2012 R-1, 0.00%, 7/1/30(1)	200,000	89,446
Tuolumne Wind Project Authority Rev., Series 2009 A, 5.875%, 1/1/29	250,000	282,672
Yosemite Community College District GO, Capital Appreciation, Series 2010 D, (Election of 2004), 0.00%, 8/1/38(1)	1,000,000	255,370
		12,302,934
COLORADO — 2.0%
Colorado Health Facilities Authority Rev., Series 2008 D, (Catholic Health Initiatives), 6.25%, 10/1/33	240,000	267,576
Denver City and County Airport Rev., Series 2012 B, 5.00%, 11/15/25	250,000	273,647

8

Principal Amount	Value

Denver City and County Airport Rev., Series 2013 B, 5.00%, 11/15/43	$ 100,000	$ 100,076
Regional Transportation District Rev., Series 2012 A, (Fastracks Project), 5.00%, 11/1/25	200,000	227,354
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 6.00%, 1/15/41	220,000	223,705
University of Colorado Enterprise System Rev., Series 2009 A, 5.25%, 6/1/30	200,000	221,710
		1,314,068
CONNECTICUT — 0.3%
Connecticut GO, Series 2013 E, 5.00%, 8/15/26	200,000	225,988
DELAWARE — 0.2%
New Castle County GO, Series 2009 A, 5.00%, 7/15/27	100,000	111,454
DISTRICT OF COLUMBIA — 2.0%
District of Columbia Rev., Series 2011 G, (Income Tax Secured), 5.00%, 12/1/36	300,000	316,800
District of Columbia Water & Sewer Authority Public Utility Rev., Series 2012 B1, VRDN, 0.53%, 12/5/13	500,000	500,755
Washington Metropolitan Area Transit Authority Rev., Series 2009 A, 5.00%, 7/1/17	400,000	456,500
		1,274,055
FLORIDA — 3.7%
Broward County Airport System Rev., Series 2012 Q-1, 5.00%, 10/1/24	100,000	110,374
Broward County School Board COP, Series 2012 A, 5.00%, 7/1/26	200,000	216,682
Florida Board of Education Capital Outlay GO, Series 2007 G, 4.75%, 6/1/37 (NATL-RE)	250,000	252,788
Florida Board of Education Capital Outlay GO, Series 2011 B, 5.125%, 6/1/40	300,000	316,230
Lee County School Board COP, Series 2012 B, 5.00%, 8/1/17	200,000	227,654
Miami-Dade County Rev., Series 2012 B, 5.00%, 10/1/37	100,000	100,633
Miami-Dade County Educational Facilities Authority Rev., Series 2008 A, (University of Miami), 5.50%, 4/1/38	200,000	211,610
Miami-Dade County Water & Sewer Rev., Series 2013 A, 5.00%, 10/1/42	185,000	188,028
Orlando & Orange County Expressway Authority Rev., Series 2010 A, 5.00%, 7/1/40	85,000	86,379
Orlando Utilities Commission System Rev., Series 2009 B, 5.00%, 10/1/33	210,000	226,865
St. Petersburg Health Facilities Authority Rev., Series 2009 A, (All Children’s Health Facilities), 6.50%, 11/15/39	300,000	326,241
Tampa Bay Water Regional Water Supply Authority Utility System Rev., Series 2011 A, 5.00%, 10/1/17	100,000	115,856
		2,379,340
GEORGIA — 1.9%
Atlanta Airport Rev., Series 2010 C, 5.75%, 1/1/23	250,000	295,880
Atlanta Airport Rev., Series 2010 C, 5.25%, 1/1/30	200,000	211,622
Georgia GO, Series 2013 C, 5.00%, 10/1/20	250,000	300,585
Metropolitan Atlanta Rapid Transit Authority Rev., Series 2009 A, (Third Indenture), 5.00%, 7/1/39	400,000	409,312
		1,217,399
GUAM — 0.5%
Guam Government Business Privilege Tax Rev., Series 2011 A, 5.00%, 1/1/31	150,000	153,804
Guam Power Authority Rev., Series 2012 A, 5.00%, 10/1/34	150,000	145,457
		299,261
HAWAII — 0.5%
Hawaii Pacific Health Special Purpose Rev., Series 2010 B, 5.75%, 7/1/40	200,000	207,018
Honolulu City and County Wastewater System Rev., Series 2012 A, (First Bond Resolution), 5.00%, 7/1/26	100,000	112,663
		319,681
IDAHO — 0.4%
Idaho Health Facilities Authority Rev., (St. Luke’s Regional Medical Center), 5.00%, 7/1/35 (AGM)	250,000	254,553
ILLINOIS — 4.5%
Chicago Board of Education GO, Series 2010 F, 5.00%, 12/1/14	200,000	208,106

9

Principal Amount	Value

Chicago Board of Education GO, Series 2010 F, 5.00%, 12/1/15	$ 200,000	$ 213,442
Chicago Midway Airport Rev., Series 2013 B, 5.00%, 1/1/26(4)	300,000	317,271
Chicago Sales Tax Rev., Series 2011 A, 5.25%, 1/1/38	100,000	101,908
Cook County GO, Series 2011 A, 5.25%, 11/15/28	200,000	203,624
Illinois Finance Authority Rev., Series 2008 D, (Advocate Health Care Network), 6.25%, 11/1/28	200,000	227,244
Illinois GO, 5.00%, 1/1/15	295,000	307,891
Illinois GO, 5.00%, 1/1/17 (AGM)	200,000	219,586
Illinois GO, 5.00%, 3/1/37	100,000	94,477
Illinois GO, 5.50%, 7/1/38	100,000	100,142
Metropolitan Pier & Exposition Authority Rev., Series 2010 B2, (McCormick Place Expansion), 5.00%, 6/15/50	250,000	239,100
Railsplitter Tobacco Settlement Authority Rev., 5.00%, 6/1/15	250,000	265,420
Railsplitter Tobacco Settlement Authority Rev., 5.00%, 6/1/17	150,000	167,889
Railsplitter Tobacco Settlement Authority Rev., 6.00%, 6/1/28	250,000	272,665
		2,938,765
INDIANA — 0.6%
Indiana Bond Bank Rev., Series 2006 A, (Special Program), 5.00%, 8/1/20 (AGM)	250,000	277,358
Indiana Finance Authority Wastewater Utility Rev., Series 2011 A, (First Lien), 5.25%, 10/1/25	100,000	112,669
		390,027
IOWA — 1.8%
Grinnell Hospital Rev., (Grinnell Regional Medical Center), VRDN, 0.06%, 12/2/13 (LOC: U.S. Bank N.A.)	1,200,000	1,200,000
KANSAS — 0.8%
Kansas State Department of Transportation Highway Rev., Series 2012 A2, VRN, 0.28%, 12/6/13	500,000	500,645
KENTUCKY — 1.1%
Kentucky Asset/Liability Commission Agency Fund Rev., Series 2010 A, (Federal Highway Trust), 5.00%, 9/1/20	135,000	156,822
Kentucky Property & Buildings Community Rev., 5.50%, 11/1/28	250,000	282,260
Kentucky Turnpike Authority Economic Development Road Rev., Series 2008 A, (Revitalization), 5.00%, 7/1/17	240,000	275,551
		714,633
LOUISIANA — 0.3%
Louisiana GO, Series 2013 C, 5.00%, 7/15/26	200,000	228,582
MARYLAND — 0.2%
Maryland Economic Development Corp. Student Housing Rev., (University of Maryland, College Park), 5.00%, 6/1/19	150,000	164,013
MASSACHUSETTS — 3.8%
Massachusetts Bay Transportation Authority Rev., Series 2008 A, 5.25%, 7/1/34	200,000	217,996
Massachusetts Bay Transportation Authority Rev., Series 2012 A, 5.00%, 7/1/41	150,000	158,130
Massachusetts GO, Series 2008 A, (Consolidated Loan), 5.00%, 8/1/24	200,000	227,090
Massachusetts GO, Series 2013 A, (Consolidated Loan), 5.00%, 4/1/19	400,000	473,048
Massachusetts Health & Educational Facilities Authority Rev., Series 2009 A, (Harvard University), 5.50%, 11/15/36	200,000	222,460
Massachusetts Port Authority Rev., Series 2012 B, 5.00%, 7/1/19	250,000	294,252
Massachusetts Port Authority Rev., Series 2012 B, 5.00%, 7/1/33	250,000	264,843
Massachusetts School Building Authority Sales Tax Rev., Series 2013 A, (Senior Lien), 5.00%, 5/15/43	200,000	210,150
Massachusetts School Building Authority Sales Tax Rev., Series 2012 A, (Senior Lien), 5.00%, 8/15/30	250,000	272,832
Massachusetts Water Resources Authority Rev., Series 2011 C, 5.25%, 8/1/42	150,000	160,841
		2,501,642

10

Principal Amount	Value

MICHIGAN — 1.9%
Detroit City School District GO, Series 2012 A, (Building & Site), 5.00%, 5/1/31 (Q-SBLF)	$ 250,000	$ 248,552
Detroit Water and Sewerage Department Disposal Sewage System Rev., Series 2012 A, (Senior Lien), 5.25%, 7/1/26	100,000	96,251
Detroit Water and Sewerage Department Disposal Sewage System Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/32	250,000	226,098
Detroit Water and Sewerage Department Disposal Sewage System Rev., Series 2012 A, (Senior Lien), 5.25%, 7/1/39	425,000	389,984
Detroit Water Supply System Rev., Series 2011 C, (Senior Lien), 5.00%, 7/1/41	150,000	132,266
Michigan Finance Authority Rev., (Detroit School District), 5.50%, 6/1/21	150,000	165,735
		1,258,886
MINNESOTA — 0.3%
Minnesota GO, 5.00%, 6/1/18	200,000	221,726
MISSISSIPPI — 0.2%
Mississippi Development Bank Special Obligation Rev., (Jackson Water and Sewer System Project), 6.875%, 12/1/40 (AGM)	100,000	118,943
MISSOURI — 0.4%
Missouri Health & Educational Facilities Authority Rev., Series 2008 A, (Washington University), 5.375%, 3/15/39	250,000	274,910
NEBRASKA — 0.3%
Nebraska Public Power District Rev., Series 2008 B, 5.00%, 1/1/24	150,000	168,333
NEVADA — 0.7%
Clark County Airport System Rev., Series 2008 E, 5.00%, 7/1/14	200,000	205,598
Nevada GO, Series 2013 D1, 5.00%, 3/1/22	200,000	234,218
		439,816
NEW JERSEY — 6.1%
Monmouth County GO, (County College Bonds), 4.00%, 9/15/19	250,000	272,542
New Jersey Economic Development Authority Rev., 5.00%, 6/15/15	250,000	264,782
New Jersey Economic Development Authority Rev., Series 2011 EE, (School Facilities Construction), 5.00%, 9/1/23	70,000	77,889
New Jersey GO, 5.00%, 6/1/17	200,000	229,432
New Jersey GO, Series 2010 Q, 5.00%, 8/15/15	250,000	270,260
New Jersey Health Care Facilities Financing Authority Rev., (Hackensack University Medical Center), 5.00%, 1/1/34	200,000	200,354
New Jersey Health Care Facilities Financing Authority Rev., (The Robert Wood Johnson Foundation), 5.00%, 7/1/31	200,000	203,826
New Jersey State Turnpike Authority Rev., Series 2009 H, 5.00%, 1/1/36	250,000	258,838
New Jersey Transportation Trust Fund Authority Rev., Series 2005 B, 5.50%, 12/15/21 (NATL-RE)	400,000	473,468
New Jersey Transportation Trust Fund Authority Rev., Series 2006 A, 5.25%, 12/15/20	250,000	292,042
New Jersey Transportation Trust Fund Authority Rev., Series 2006 A, 5.25%, 12/15/20 (AGM)	225,000	264,578
New Jersey Transportation Trust Fund Authority Rev., Series 2006 A, 5.25%, 12/15/21 (NATL-RE)	210,000	244,833
New Jersey Transportation Trust Fund Authority Rev., Series 2006 A, 5.25%, 12/15/22 (AGM)	100,000	116,732
New Jersey Transportation Trust Fund Authority Rev., Series 2010 D, 5.25%, 12/15/23	275,000	317,606
New Jersey Transportation Trust Fund Authority Rev., Series 2010 D, 5.00%, 12/15/24	265,000	299,188
New Jersey Transportation Trust Fund Authority Rev., Capital Appreciation, Series 2010 A, 0.00%, 12/15/31(1)	400,000	152,664
		3,939,034
NEW YORK — 17.0%
Hudson Yards Infrastructure Corp. Rev., Series 2011 A, 5.75%, 2/15/47	55,000	58,786

11

Principal Amount	Value

Long Island Power Authority Electric System Rev., Series 1998 2B, VRDN, 0.11%, 12/2/13 (LOC: Bayerische Landesbank)	$1,800,000	$ 1,800,000
Long Island Power Authority Electric System Rev., Series 2008 A, 6.00%, 5/1/33	250,000	281,582
Long Island Power Authority Electric System Rev., Series 2008 B, 5.25%, 4/1/19 (AGC-ICC)	150,000	174,200
Metropolitan Transportation Authority Rev., Series 2008 C, 6.50%, 11/15/28	250,000	292,250
Metropolitan Transportation Authority Rev., Series 2012 C, 5.00%, 11/15/41	300,000	304,323
Metropolitan Transportation Authority Rev., Series 2013 B, 5.00%, 11/15/43	250,000	252,247
New York City GO, Series 2009 C, 5.00%, 8/1/23	500,000	567,645
New York City GO, Series 2013 A1, 5.00%, 8/1/36	90,000	94,356
New York City GO, Series 2013 J, 5.00%, 8/1/23	250,000	291,090
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2004 C, 5.00%, 6/15/14, Prerefunded at 100% of Par(3)	60,000	61,589
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2004 C, 5.00%, 6/15/35	190,000	193,152
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2009 GG-1, (Second General Resolution), 5.00%, 6/15/39	70,000	72,603
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2011 GG, (Second General Resolution), 5.00%, 6/15/43	250,000	257,110
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2012 FF, (Second General Resolution), 5.00%, 6/15/45	600,000	617,640
New York City Transitional Finance Authority Rev., Series 2009 S4, 5.50%, 1/15/39	300,000	331,455
New York City Transitional Finance Authority Rev., Series 2011 1A, 5.00%, 7/15/25	150,000	167,721
New York City Transitional Finance Authority Rev., Series 2011 C, (Future Tax Secured Bonds), 5.00%, 11/1/39	200,000	209,030
New York City Transitional Finance Authority Rev., Series 2013 F1, (Future Tax Secured Bonds), 5.00%, 2/1/28	200,000	221,534
New York City Transitional Finance Authority Rev., Series 2013 I, (Future Tax Secured Bonds), 5.00%, 5/1/42	200,000	209,482
New York GO, Series 2009 A, 5.00%, 2/15/39	300,000	321,015
New York Liberty Development Corp. Rev., (Goldman Sachs Headquarters), 5.25%, 10/1/35	460,000	483,313
New York Liberty Development Corp. Rev., (World Trade Center), 5.125%, 11/15/44	100,000	101,138
New York State Dormitory Authority Personal Income Tax Rev., Series 2012 A, (General Purpose), 5.00%, 12/15/25	200,000	226,144
New York State Dormitory Authority Rev., Series 2009 A, (North Shore Long Island Jewish Health System), 5.50%, 5/1/37	250,000	260,132
New York State Dormitory Authority Rev., Series 2010 A, (Mount Sinai School of Medicine), 5.00%, 7/1/14	400,000	410,932
New York State Environmental Facilities Corp. Rev., Series 2009 A, 5.125%, 6/15/38	280,000	300,208
New York State Power Authority Rev., Series 2011 A, 5.00%, 11/15/38	200,000	211,284
New York State Urban Development Corp. Rev., Series 2009 C, (State Personal Income Tax), 5.00%, 12/15/15	120,000	131,490
New York State Urban Development Corp. Rev., Series 2013 A1, (State Personal Income Tax), 5.00%, 3/15/28	100,000	110,389
Port Authority of New York & New Jersey Special Obligation Rev., (John F. Kennedy International Airport Terminal), 6.00%, 12/1/42	250,000	267,977
Tobacco Settlement Financing Corp. Rev., Series 2011 A, 5.00%, 6/1/17	360,000	411,959

12

Principal Amount	Value

Tobacco Settlement Financing Corp. Rev., Series 2011 A, 5.00%, 6/1/18	$ 305,000	$ 354,541
Triborough Bridge & Tunnel Authority Rev., Series 2008 B3, VRDN, 5.00%, 11/15/15	350,000	380,572
Triborough Bridge & Tunnel Authority Rev., Series 2008 C, 5.00%, 11/15/38	200,000	206,462
Triborough Bridge & Tunnel Authority Rev., Series 2011 A, 5.00%, 1/1/28	200,000	218,172
Triborough Bridge & Tunnel Authority Rev., Capital Appreciation, Series 2012 B, 0.00%, 11/15/32(1)	500,000	200,270
		11,053,793
NORTH CAROLINA — 2.1%
North Carolina Eastern Municipal Power Agency Rev., Series 2008 C, 6.75%, 1/1/24	250,000	291,780
North Carolina Eastern Municipal Power Agency Rev., Series 2009 B, 5.00%, 1/1/26	200,000	214,446
North Carolina Medical Care Commission Facilities Rev., Series 2012 A, (Duke University Health System), 5.00%, 6/1/42	300,000	305,616
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2008 A, 5.25%, 1/1/16	300,000	329,112
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2012 A, 5.00%, 1/1/15	200,000	210,200
		1,351,154
OHIO — 0.3%
Franklin County Hospital Rev., Series 2011 A, (Ohio Health Corp.), 5.00%, 11/15/41	200,000	201,170
OKLAHOMA — 0.3%
Oklahoma Turnpike Authority Rev., Series 2011 A, (Second Series), 5.00%, 1/1/28	150,000	164,013
OREGON — 1.3%
Clackamas County Hospital Facility Authority Rev., Series 2009 A, (Legacy Health System), 5.50%, 7/15/35	200,000	205,878
Oregon GO, Series 2009 A, (State Board of Higher Education), 5.00%, 8/1/38	300,000	313,434
Oregon Health & Science University Rev., Series 2009 A, 5.75%, 7/1/39	300,000	326,784
		846,096
PENNSYLVANIA — 3.4%
Pennsylvania Economic Development Financing Authority Unemployment Compensation Rev., Series 2012 A, 5.00%, 7/1/18	250,000	294,687
Pennsylvania Economic Development Financing Authority Unemployment Compensation Rev., Series 2012 B, 5.00%, 7/1/20	250,000	291,415
Pennsylvania GO, Series 2011, 5.00%, 11/15/22	100,000	116,836
Pennsylvania GO, Series 2012 A, 5.00%, 6/1/25	200,000	227,396
Pennsylvania Higher Educational Facilities Authority Rev., Series 2012 1, (Temple University) 5.00%, 4/1/27	100,000	108,243
Pennsylvania Turnpike Commission Rev., Series 2008 C, 6.00%, 6/1/28 (AGC)	200,000	225,500
Pennsylvania Turnpike Commission Rev., Series 2011 B, 5.25%, 12/1/41	150,000	152,448
Philadelphia Gas Works Rev., Series 2009 A, (1998 General Ordinance), 5.00%, 8/1/16	300,000	327,981
Philadelphia Water & Wastewater Rev., Series 2009 A, 5.25%, 1/1/36	250,000	261,440
State Public School Building Authority Lease Rev., (School District of Philadelphia), 5.00%, 4/1/23	100,000	109,930
State Public School Building Authority Lease Rev., (School District of Philadelphia), 5.00%, 4/1/25	100,000	106,118
		2,221,994
PUERTO RICO — 4.8%
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/17	230,000	201,777
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/21	200,000	156,854
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.25%, 7/1/42	350,000	237,275

13

Principal Amount	Value

Puerto Rico Electric Power Authority Rev., Series 2010 DDD, 5.00%, 7/1/21	$ 175,000	$ 135,223
Puerto Rico Electric Power Authority Rev., Series 2010 XX, 5.25%, 7/1/40	350,000	245,185
Puerto Rico Electric Power Authority Rev., Series 2010 ZZ, 5.00%, 7/1/19	100,000	81,635
Puerto Rico Electric Power Authority Rev., Series 2010 ZZ, 5.25%, 7/1/22	300,000	227,994
Puerto Rico GO, Series 2002 A, (Public Improvement), 5.50%, 7/1/19 (FGIC)	100,000	85,153
Puerto Rico GO, Series 2008 A, (Public Improvement), 5.125%, 7/1/28	200,000	148,206
Puerto Rico GO, Series 2009 B, (Public Improvement), 5.75%, 7/1/38	200,000	145,714
Puerto Rico GO, Series 2009 B, (Public Improvement), 6.00%, 7/1/39	200,000	148,312
Puerto Rico GO, Series 2011 A, (Public Improvement), 5.75%, 7/1/41	100,000	72,278
Puerto Rico GO, Series 2012 A, (Public Improvement), 5.00%, 7/1/41	100,000	68,109
Puerto Rico Highway & Transportation Authority Rev., Series 2007 N, 5.25%, 7/1/30 (Ambac)	325,000	255,183
Puerto Rico Public Buildings Authority Rev., Series 2009 Q, 5.625%, 7/1/39	200,000	144,716
Puerto Rico Public Finance Corp. Rev., Series 2011 B, (Commonwealth Appropriation), 6.00%, 8/1/24 (SBBPA: Government Development Bank for Puerto Rico)	75,000	58,548
Puerto Rico Public Finance Corp. Rev., Series 2011 B, (Commonwealth Appropriation), 5.50%, 8/1/31 (SBBPA: Government Development Bank for Puerto Rico)	150,000	103,754
Puerto Rico Sales Tax Financing Corp. Rev., Series 2010 A, 5.50%, 8/1/42	350,000	266,276
Puerto Rico Sales Tax Financing Corp. Rev., Series 2010 C, 5.25%, 8/1/41	150,000	110,166
Puerto Rico Sales Tax Financing Corp. Rev., Series 2011 C, 5.00%, 8/1/40	100,000	81,320
Puerto Rico Sales Tax Financing Corp. Rev., Capital Appreciation, Series 2010 A, 0.00%, 8/1/33(1)	390,000	81,323
Puerto Rico Sales Tax Financing Corp. Rev., Capital Appreciation, Series 2011 A1, 0.00%, 8/1/41(1)	700,000	78,190
		3,133,191
SOUTH CAROLINA — 0.3%
Piedmont Municipal Power Agency Electric Rev., Series 2009 A3, 5.00%, 1/1/17	175,000	196,408
TENNESSEE — 1.5%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Rev., Series 2008 A, (Vanderbilt University), 5.00%, 10/1/15	225,000	244,485
Montgomery County Public Building Authority Rev., (Tennessee County Loan Pool), VRDN, 0.08%, 12/2/13 (LOC: Bank of America N.A.)	700,000	700,000
		944,485
TEXAS — 6.6%
Canadian River Municipal Water Authority Rev., (Conjunctive Use Groundwater Supply Project), 5.00%, 2/15/15	300,000	317,235
Canadian River Municipal Water Authority Rev., (Conjunctive Use Groundwater Supply Project), 5.00%, 2/15/16	300,000	329,553
Dallas Area Rapid Transit Sales Tax Rev., Series 2010 A, (Senior Lien), 5.00%, 12/1/14	250,000	262,187
Dallas-Fort Worth International Airport Rev., Series 2011 D, 5.00%, 11/1/20	100,000	115,166
Dallas-Fort Worth International Airport Rev., Series 2011 D, 5.00%, 11/1/21	100,000	113,181
Grand Parkway Transportation Corp. Rev., Series 2013 A, 5.125%, 10/1/43	45,000	43,757
Harris County Toll Road Rev., Series 2009 A, (Senior Lien), 5.00%, 8/15/38	400,000	428,400
Houston Independent School District GO, VRDN, 2.50%, 6/1/15 (PSF-GTD)	250,000	257,478

14

Principal Amount	Value

Love Field Airport Modernization Corp. Special Facilities Rev., (Southwest Airlines Co.), 5.25%, 11/1/40	$ 100,000	$ 99,000
Lower Colorado River Authority Rev., 5.00%, 5/15/15	200,000	213,548
North Texas Tollway Authority Rev., (First Tier), 6.00%, 1/1/38	300,000	324,960
North Texas Tollway Authority Rev., (First Tier), 6.00%, 1/1/43	150,000	160,887
North Texas Tollway Authority Rev., Series 2012 A, (First Tier), 5.00%, 1/1/29	100,000	103,492
North Texas Tollway Authority Rev., Series 2012 B, (First Tier), 5.00%, 1/1/36	40,000	40,690
Northside Independent School District GO, (School Building), VRDN, 1.00%, 6/1/16 (PSF-GTD)	300,000	301,386
San Antonio Electric & Gas Rev., Series 2012 A, (Junior Lien), VRDN, 2.00%, 12/1/14	250,000	254,103
San Antonio Electric & Gas Rev., Series 2012 B, (Junior Lien), VRDN, 2.00%, 12/1/15	250,000	256,940
San Antonio Electric and Gas Rev., (Junior Lien), 5.00%, 2/1/43	50,000	51,973
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Scott & White Memorial Hospital and Scott, Sherwood & Brindley Foundation), 5.50%, 8/15/31	250,000	261,083
Texas Municipal Gas Acquisition & Supply Corp. III Rev., 5.00%, 12/15/30	100,000	96,879
University of North Texas Rev., Series 2009 A, 5.00%, 4/15/32	250,000	271,122
		4,303,020
UTAH — 0.5%
Utah State Board of Regents Rev., 5.25%, 8/1/21 (NATL-RE)(3)	40,000	48,394
Utah State Board of Regents Rev., 5.25%, 8/1/21 (NATL-RE)	210,000	248,850
		297,244
VIRGINIA — 0.7%
Virginia Resources Authority Clean Water Rev., (State Revolving Fund), 5.00%, 10/1/16	200,000	225,548
Washington County Industrial Development Authority Hospital Facility Rev., Series 2009 C, (Mountain States Health Alliance), 7.75%, 7/1/38	200,000	226,780
		452,328
WASHINGTON — 2.9%
Central Puget Sound Regional Transportation Authority Rev., Series 2012 P-1, 5.00%, 2/1/17	250,000	284,415
King County Sewer Rev., Series 2011 B, 5.00%, 1/1/16	150,000	164,537
King County Sewer Rev., Series 2011 B, 5.00%, 1/1/34	200,000	211,978
Port of Seattle Rev., Series 2010 B, (Intermediate Lien), 5.00%, 6/1/30	200,000	210,186
Tacoma Electric System Rev., Series 2013 A, 5.00%, 1/1/16	250,000	273,402
Washington Federal Highway Grant Anticipation Rev., Series 2012-F, (Senior 520 Corridor Program), 5.00%, 9/1/15	250,000	270,332
Washington GO, Series 2008 A, 5.00%, 7/1/20	200,000	230,662
Washington GO, Series R-2012C, 5.00%, 7/1/26	200,000	225,966
		1,871,478
WISCONSIN — 1.5%
Wisconsin Department of Transportation Rev., Series 1, 5.00%, 7/1/26	300,000	340,704
Wisconsin Health & Educational Facilities Authority Rev., (ProHealth Care, Inc. Obligated Group), 6.625%, 2/15/39	300,000	324,162
Wisconsin Transportation Rev., Series 2008 A, 5.00%, 7/1/18	250,000	293,337
		958,203
TOTAL INVESTMENT SECURITIES — 98.9% (Cost $63,360,671)		64,228,164
OTHER ASSETS AND LIABILITIES — 1.1%		729,871
TOTAL NET ASSETS — 100.0%		$64,958,035

15

Futures Contracts
Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
6	U.S. Treasury Long Bonds	March 2014	$784,500	$361

Notes to Schedule of Investments

AGC = Assured Guaranty Corporation

AGC-ICC = Assured Guarantee Corporation - Insured Custody Certificates

AGM = Assured Guaranty Municipal Corporation

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Company

GO = General Obligation

LOC = Letter of Credit

NATL-RE = National Public Finance Guarantee Corporation - Reinsured

PSF-GTD = Permanent School Fund Guaranteed

Q-SBLF = Qualified School Board Loan Fund

SBBPA = Standby Bond Purchase Agreement

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.

VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(2)

Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $88,638.

(3)	Escrowed to maturity in U.S. government securities or state and local government securities.

(4)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

See Notes to Financial Statements.

16

Statement of Assets and Liabilities

NOVEMBER 30, 2013 (UNAUDITED)
Assets
Investment securities, at value (cost of $63,360,671)	$64,228,164
Cash	315,341
Receivable for capital shares sold	6,491
Interest receivable	909,984
65,459,980

Liabilities
Payable for investments purchased	315,396
Payable for capital shares redeemed	155,961
Accrued management fees	25,239
Distribution and service fees payable	5,042
Dividends payable	307
501,945

Net Assets	$64,958,035

Net Assets Consist of:
Capital paid in	$65,076,635
Distributions in excess of net investment income	(356)
Accumulated net realized loss	(986,098)
Net unrealized appreciation	867,854
$64,958,035

	Net assets	Shares outstanding	Net asset value per share
Investor Class	$48,383,139	4,350,291	$11.12
Institutional Class	$333,646	30,016	$11.12
A Class	$13,816,972	1,242,642	$11.12*
C Class	$2,424,278	217,987	$11.12

*  Maximum offering price $11.64 (net asset value divided by 0.955).

See Notes to Financial Statements.

17

Statement of Operations

FOR THE SIX MONTHS ENDED NOVEMBER 30, 2013 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$1,305,420

Expenses:
Management fees	169,245
Distribution and service fees:
A Class	19,327
C Class	13,951
Trustees’ fees and expenses	2,451
Other expenses	351
205,325

Net investment income (loss)	1,100,095

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(438,044)
Futures contract transactions	(30,010)
(468,054)

Change in net unrealized appreciation (depreciation) on:
Investments	(4,019,650)
Futures contracts	20,323
(3,999,327)

Net realized and unrealized gain (loss)	(4,467,381)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(3,367,286)

See Notes to Financial Statements.

18

Statement of Changes in Net Assets

SIX MONTHS ENDED NOVEMBER 30, 2013 (UNAUDITED) AND YEAR ENDED MAY 31, 2013
Increase (Decrease) in Net Assets	November 30, 2013	May 31, 2013
Operations
Net investment income (loss)	$1,100,095	$2,265,708
Net realized gain (loss)	(468,054)	829,576
Change in net unrealized appreciation (depreciation)	(3,999,327)	(726,010)
Net increase (decrease) in net assets resulting from operations	(3,367,286)	2,369,274

Distributions to Shareholders
From net investment income:
Investor Class	(842,316)	(1,677,268)
Institutional Class	(6,819)	(6,164)
A Class	(221,297)	(508,115)
C Class	(29,459)	(74,366)
Decrease in net assets from distributions	(1,099,891)	(2,265,913)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(17,829,727)	12,883,755

Net increase (decrease) in net assets	(22,296,904)	12,987,116

Net Assets
Beginning of period	87,254,939	74,267,823
End of period	$64,958,035	$87,254,939

Distributions in excess of net investment income	$(356)	$(560)

See Notes to Financial Statements.

19

Notes to Financial Statements

NOVEMBER 30, 2013 (UNAUDITED)

1. Organization

American Century Municipal Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Long-Term Tax-Free Fund (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek a high level of current income exempt from federal income taxes, consistent with preservation of capital.

The fund offers the Investor Class, the Institutional Class, the A Class and the C Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

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Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts and when-issued securities. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund’s tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1625% to 0.2800%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class and C Class. The Institutional Class is 0.2000% less at each point within the Complex Fee range. The effective annual management fee for each class for the six months ended November 30, 2013 was 0.47% for the Investor Class, A Class and C Class and 0.27% for the Institutional Class.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed

21

and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended November 30, 2013 are detailed in the Statement of Operations.

Related Parties — Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust’s investment advisor, ACIM, the trust’s distributor, ACIS, and the trust’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended November 30, 2013 were $16,789,138 and $35,362,905, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended November 30, 2013		Year ended May 31, 2013
	Shares	Amount	Shares	Amount
Investor Class
Sold	474,300	$5,316,688	2,961,003	$35,128,378
Issued in reinvestment of distributions	71,066	791,989	135,094	1,602,406
Redeemed	(1,735,491)	(19,421,456)	(1,766,279)	(20,953,231)
	(1,190,125)	(13,312,779)	1,329,818	15,777,553
Institutional Class
Sold	—	—	21,922	260,071
Issued in reinvestment of distributions	609	6,779	527	6,164
Redeemed	(7,205)	(80,049)	(9,820)	(115,874)
	(6,596)	(73,270)	12,629	150,361
A Class
Sold	24,254	274,277	308,323	3,653,454
Issued in reinvestment of distributions	18,480	205,870	36,732	435,498
Redeemed	(372,012)	(4,160,496)	(538,379)	(6,370,502)
	(329,278)	(3,680,349)	(193,324)	(2,281,550)
C Class
Sold	127	1,408	52,832	621,789
Issued in reinvestment of distributions	2,350	26,180	4,897	58,060
Redeemed	(70,341)	(790,917)	(121,279)	(1,442,458)
	(67,864)	(763,329)	(63,550)	(762,609)
Net increase (decrease)	(1,593,863)	$(17,829,727)	1,085,573	$12,883,755

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6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities and unrealized gain (loss) on futures contracts were classified as Level 2 and Level 1, respectively. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund purchased and sold interest rate risk derivative instruments throughout the reporting period, and the instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume.

The value of interest rate risk derivative instruments as of November 30, 2013, is included in the unrealized gain (loss) on futures contracts as reported in the Schedule of Investments. At period end, the fund did not have any asset derivatives or liability derivatives disclosed on the Statement of Assets and Liabilities. For the six months ended November 30, 2013, the effect of interest rate risk derivative instruments on the Statement of Operations was $(30,010) in net realized gain (loss) on futures contract transactions and $20,323 in change in net unrealized appreciation (depreciation) on futures contracts.

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8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of November 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$63,363,599
Gross tax appreciation of investments	$ 2,356,930
Gross tax depreciation of investments	(1,492,365)
Net tax appreciation (depreciation) of investments	$ 864,565

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of May 31, 2013, the fund had accumulated short-term capital losses of $(498,372), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire as follows:

2016	2017	2018	2019
$(178,394)	$(175,946)	$(72,593)	$(71,439)

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Financial Highlights

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2013(2)	$11.74	0.17(3)	(0.62)	(0.45)	(0.17)	$11.12	(3.79)%	0.47%(4)	3.12%(4)	23%	$48,383
2013	$11.70	0.33(3)	0.04	0.37	(0.33)	$11.74	3.17%	0.47%	2.78%	49%	$65,026
2012	$10.89	0.39(3)	0.81	1.20	(0.39)	$11.70	11.22%	0.48%	3.42%	38%	$49,255
2011	$11.02	0.43(3)	(0.13)	0.30	(0.43)	$10.89	2.77%	0.48%	3.94%	23%	$23,674
2010	$10.60	0.44(3)	0.42	0.86	(0.44)	$11.02	8.32%	0.48%	4.04%	50%	$9,824
2009	$10.56	0.39	0.04	0.43	(0.39)	$10.60	4.32%	0.49%	3.84%	40%	$3,622
Institutional Class
2013(2)	$11.73	0.19(3)	(0.61)	(0.42)	(0.19)	$11.12	(3.61)%	0.27%(4)	3.32%(4)	23%	$334
2013	$11.69	0.35(3)	0.04	0.39	(0.35)	$11.73	3.38%	0.27%	2.98%	49%	$430
2012	$10.89	0.42(3)	0.79	1.21	(0.41)	$11.69	11.35%	0.28%	3.62%	38%	$280
2011	$11.02	0.45(3)	(0.13)	0.32	(0.45)	$10.89	2.97%	0.28%	4.14%	23%	$279
2010	$10.60	0.45(3)	0.44	0.89	(0.47)	$11.02	8.53%	0.28%	4.24%	50%	$118
2009	$10.56	0.42	0.04	0.46	(0.42)	$10.60	4.53%	0.29%	4.04%	40%	$18,460

25

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2013(2)	$11.73	0.16(3)	(0.61)	(0.45)	(0.16)	$11.12	(3.82)%	0.72%(4)	2.87%(4)	23%	$13,817
2013	$11.70	0.30(3)	0.03	0.33	(0.30)	$11.73	2.91%	0.72%	2.53%	49%	$18,444
2012	$10.89	0.36(3)	0.81	1.17	(0.36)	$11.70	10.85%	0.73%	3.17%	38%	$20,645
2011	$11.02	0.40(3)	(0.13)	0.27	(0.40)	$10.89	2.52%	0.73%	3.69%	23%	$16,820
2010	$10.60	0.41(3)	0.43	0.84	(0.42)	$11.02	8.05%	0.73%	3.79%	50%	$23,618
2009	$10.56	0.37	0.04	0.41	(0.37)	$10.60	4.06%	0.74%	3.59%	40%	$20,619
C Class
2013(2)	$11.74	0.12(3)	(0.62)	(0.50)	(0.12)	$11.12	(4.27)%	1.47%(4)	2.12%(4)	23%	$2,424
2013	$11.70	0.21(3)	0.04	0.25	(0.21)	$11.74	2.15%	1.47%	1.78%	49%	$3,355
2012	$10.89	0.28(3)	0.81	1.09	(0.28)	$11.70	10.12%	1.48%	2.42%	38%	$4,087
2011	$11.02	0.32(3)	(0.13)	0.19	(0.32)	$10.89	1.76%	1.48%	2.94%	23%	$3,201
2010	$10.60	0.33(3)	0.43	0.76	(0.34)	$11.02	7.25%	1.48%	3.04%	50%	$4,325
2009	$10.56	0.29	0.04	0.33	(0.29)	$10.60	3.28%	1.49%	2.84%	40%	$3,749

Notes to Financial Highlights

(1)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(2)	Six months ended November 30, 2013 (unaudited).

(3)	Computed using average shares outstanding throughout the period.

(4)	Annualized.

See Notes to Financial Statements.

26

Approval of Management Agreement

At a meeting held on June 11, 2013, the Fund’s Board of Directors/Trustees unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees (the “Directors”), including a majority of the independent Directors each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

In connection with their annual review and evaluation, the independent Directors memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their consideration of renewal of the management agreement. In that statement, the independent Directors noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the information that the Board and its committees receive and consider over time. This information, together with the materials provided in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•

the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	data comparing the cost of owning the Fund to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

27

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	consideration of collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided. The Board also had the benefit of the advice of its independent counsel throughout the period.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and the Board’s independent counsel in connection with the review, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

28

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance section of this report.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, its ability to continue

29

to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

30

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

31

Additional Information

Proxy Voting Policies

Descriptions of the principles and policies that the fund’s investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the “About Us” page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

32

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Municipal Trust

Investment Advisor:

American Century Investment Management, Inc.

Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2014 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SAN-80794 1401

SEMIANNUAL REPORT	NOVEMBER 30, 2013

Tax-Free Money Market Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	12
Statement of Operations	13
Statement of Changes in Net Assets	14
Notes to Financial Statements	15
Financial Highlights	17
Approval of Management Agreement	18
Additional Information	23

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

         Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended November 30, 2013. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Higher Government Bond Yields and Robust Stock Index Returns

U.S. government bond yields and stock indices traced mostly upward paths during the six months ended November 30, 2013. Indications of sustainable economic growth and hints from the Federal Reserve (the Fed) that it might start tapering its latest bond-buying program (quantitative easing, QE) sent bond yields soaring from May to September. The 10-year Treasury yield reached 3.00% on September 5, its first time at that level since July 2011, before retreating to finish the reporting period at 2.74%, still well above where it began (at 2.13%).

Government bond yields generally declined in September and October on softer economic data, the Fed’s announcement that it would delay tapering, and uncertainty caused by the government shutdown during October, but not enough to reverse mostly negative total returns. The 10-year U.S. Treasury note and the Barclays U.S. Aggregate Bond Index (representing the broad taxable U.S. bond market) returned –3.73% and –0.56%, respectively, for the six months. Municipal bonds generally trailed taxable bonds—the Barclays Municipal Bond Index returned –2.45%. U.S. stock indices also experienced volatility during the period, but not enough to erase mostly robust gains—the S&P 500 Index advanced 11.91%.

As we enter 2014, there’s less uncertainty about the U.S. fiscal picture and global economic strength than a year ago, but headwinds continue. A full economic recovery from 2008 remains elusive—economic growth is still subpar compared with past recoveries. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios—as appropriate—for meeting financial goals. We appreciate your continued trust in us.

Sincerely,

Jonathan Thomas

President and Chief Executive Officer

American Century Investments

2

Performance

Total Returns as of November 30, 2013
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class(2)	BNTXX	0.01%	0.01%	0.14%	1.21%	2.73%	7/31/84

(1)   Total returns for periods less than one year are not annualized.

(2)   Returns would have been lower if a portion of the management fee had not been waived.

Total Annual Fund Operating Expenses
Investor Class 0.50%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The 7-day current yield more closely reflects the current earnings of the fund than the total return.

3

Fund Characteristics

November 30, 2013
7-Day Current Yield
After waiver (1)	0.01%
Before waiver	-0.22%
7-Day Effective Yield
After waiver (1)	0.01%
(1) Yields would have been lower if a portion of the management fee had not been waived.

Portfolio at a Glance
Weighted Average Maturity	38 days
Weighted Average Life	38 days

Portfolio Composition by Maturity	% of fund investments
1-30 days	85%
31-90 days	—
91-180 days	3%
More than 180 days	12%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from June 1, 2013 to November 30, 2013.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 6/1/13	Ending Account Value 11/30/13	Expenses Paid During Period(1) 6/1/13 – 11/30/13	Annualized Expense Ratio(1)
Actual
Investor Class (after waiver)	$1,000	$1,000.10	$1.30	0.26%
Investor Class (before waiver)	$1,000	$1,000.10(2)	$2.51	0.50%
Hypothetical
Investor Class (after waiver)	$1,000	$1,023.77	$1.32	0.26%
Investor Class (before waiver)	$1,000	$1,022.56	$2.54	0.50%

(1)

Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the management fee had not been waived.

6

Schedule of Investments

NOVEMBER 30, 2013 (UNAUDITED)

	Principal Amount	Value
Municipal Securities — 98.4%
ALABAMA — 1.1%
Troy Health Care Authority Rev., (Southeast Rural Health), VRDN, 0.15%, 12/5/13 (LOC: Troy Bank and Trust Co. and FHLB)	$ 1,925,000	$ 1,925,000
ARIZONA — 2.8%
State of Arizona Unemployment Insurance Rev., Series 2013 B, 1.50%, 5/21/14	5,000,000	5,030,809
ARKANSAS — 0.4%
Little Rock Metrocentre Improvement District No. 1 Rev., (Little Rock Newspapers, Inc.), VRDN, 0.09%, 12/2/13 (LOC: JPMorgan Chase Bank N.A.)	800,000	800,000
CALIFORNIA — 14.5%
Alameda County Industrial Development Authority Rev., (Bat Properties LLC), VRDN, 0.20%, 12/5/13 (LOC: Bank of the West)	500,000	500,000
California Economic Development Financing Authority Rev., Series 1996 A, (Joseph Schmidt), VRDN, 0.19%, 12/5/13 (LOC: Bank of the West and BNP Paribas)	2,800,000	2,800,000
California Infrastructure & Economic Development Bank Rev., (Columbia College), VRDN, 0.11%, 12/5/13 (LOC: Rabobank Nederland N.V.)	2,015,000	2,015,000
California Infrastructure & Economic Development Bank Rev., (Haig Precision Manufacturing Corp.), VRDN, 0.19%, 12/5/13 (LOC: Bank of the West)	870,000	870,000
California State University PUTTERs Rev., Series 2008-2646Z, VRDN, 0.13%, 12/5/13 (AGM) (LIQ FAC: JPMorgan Chase Bank N.A.)	1,100,000	1,100,000
State of California Rev., Series 2013 A-2, 2.00%, 6/23/14	5,000,000	5,049,361
Three Valleys Municipal Water District COP, (Miramar Water Treatment), VRDN, 0.09%, 12/4/13 (LOC: Wells Fargo Bank N.A.)	$ 2,600,000	$ 2,600,000
Town of Hillsborough COP, Series 2003 A, (Water & Sewer System), VRDN, 0.12%, 12/5/13 (SBBPA: JPMorgan Chase Bank N.A.)	1,600,000	1,600,000
Victorville Joint Powers Finance Authority Lease Rev., Series 2007 A, (Cogeneration Facility), VRDN, 1.56%, 12/5/13 (LOC: BNP Paribas)	8,440,000	8,440,000
West Basin Municipal Water District COP, Series 2008 A1, VRDN, 0.08%, 12/4/13 (SBBPA: Citibank N.A.)	950,000	950,000
		25,924,361
COLORADO — 5.3%
Colorado Educational & Cultural Facilities Authority Rev., (YMCA Metro Denver), VRDN, 0.15%, 12/5/13 (LOC: Wells Fargo Bank N.A.)	865,000	865,000
Colorado Health Facilities Authority Rev., (Evangelical Lutheran Good Samaritan Obligated Group), VRDN, 0.05%, 12/5/13 (LOC: U.S. Bank N.A.)	5,830,000	5,830,000
County of Boulder Rev., (Mental Health Center), VRDN, 0.15%, 12/5/13 (LOC: Wells Fargo Bank N.A.)	1,275,000	1,275,000
Midcities Metropolitan District No. 1 Rev., Series 2004 B, VRDN, 0.19%, 12/5/13 (LOC: BNP Paribas)	1,540,000	1,540,000
		9,510,000
FLORIDA — 6.6%
County of Alachua Industrial Development Rev., Series 1997, (Florida Rock Industries, Inc.), VRDN, 0.26%, 12/5/13 (LOC: Bank of America N.A.)	1,000,000	1,000,000

7

Principal Amount	Value

County of DeSoto Industrial Development Rev., (Tremron, Inc.), VRDN, 0.13%, 12/5/13 (LOC: Branch Banking & Trust)	$ 800,000	$ 800,000
Florida State Turnpike Authority Rev., Series 2010 A, 5.00%, 7/1/14	2,000,000	2,054,516
JP Morgan Chase PUTTERs/DRIVERs Trust Rev., Series 2009-3439, VRDN, 0.15%, 12/5/13 (AGM-CR XLCA)(LIQ FAC: JPMorgan Chase Bank N.A.)(1)	3,695,000	3,695,000
Pinellas County Housing Finance Authority Rev., Series 2011, (Bayside Court), VRDN, 0.05%, 12/5/13 (LOC: FHLMC)	500,000	500,000
Sarasota County Health Facilities Authority Rev., (Bay Village Health Care Facilities), VRDN, 0.20%, 12/5/13 (LOC: Bank of America N.A.)	3,800,000	3,800,000
		11,849,516
GEORGIA — 0.9%
Stephens County Development Authority Solid Waste Disposable Facilities Rev., (Caterpillar, Inc.), VRDN, 0.40%, 12/5/13	1,520,000	1,520,000
ILLINOIS — 8.0%
Chicago Industrial Development Rev., (Evans Food Products Company, Inc.), VRDN, 0.30%, 12/5/13 (LOC: Bank of America N.A.)	1,475,000	1,475,000
Illinois Finance Authority Rev., (Andre’s Imaging & Graphics, Inc.), VRDN, 0.24%, 12/5/13 (LOC: U.S. Bank N.A.)	2,500,000	2,500,000
Illinois Finance Authority Rev., (Cultural Pool), VRDN, 0.11%, 12/4/13 (LOC: JPMorgan Chase Bank N.A.)	3,700,000	3,700,000
Illinois Finance Authority Rev., (The Uniform Law Foundation), VRDN, 0.13%, 12/5/13 (LOC: PNC Bank N.A.)	2,740,000	2,740,000
Illinois Finance Authority Rev., Series 1997, (Radiological Society), VRDN, 0.16%, 12/5/13 (LOC: JPMorgan Chase Bank N.A.)	690,000	690,000
Illinois Housing Development Authority Multi-Family Housing Rev., (Rome Meadows), VRDN, 0.44%, 12/5/13 (LOC: First National Bank and FHLB)	1,825,000	1,825,000
Rock Island County Metropolitan Airport Authority Rev., (Elliott Aviation), VRDN, 0.20%, 12/4/13 (LOC: U.S. Bank N.A.)	1,415,000	1,415,000
		14,345,000
INDIANA — 0.4%
Indiana Health Facility Financing Authority Rev., (Stone Belt Arc, Inc.), VRDN, 0.16%, 12/4/13 (LOC: JPMorgan Chase Bank N.A.)	400,000	400,000
University of Southern Indiana Rev., Series 1999 G, (Student Fee), VRDN, 0.16%, 12/4/13 (LOC: JPMorgan Chase Bank N.A.)	350,000	350,000
		750,000
IOWA — 0.9%
Iowa Finance Authority Health Facilities Rev., Series 2008, (Great River Medical Center), VRDN, 0.07%, 12/2/13 (LOC: JPMorgan Chase Bank N.A.)	1,000,000	1,000,000
Iowa Finance Authority Industrial Development Rev., (Embria Health Sciences), VRDN, 0.20%, 12/5/13 (LOC: Wells Fargo Bank N.A.)	675,000	675,000
		1,675,000
LOUISIANA — 1.8%
Terrebonne Economic Development Authority Gulf Opportunity Zone Rev., (Buquet Distribution Co.), VRDN, 0.29%, 12/5/13 (LOC: Community Bank and FHLB)	3,245,000	3,245,000
MARYLAND — 0.6%
Howard County Economic Development Rev., (Eight P CPL LLC), VRDN, 0.32%, 12/5/13 (LOC: Santander Bank N.A. and U.S. Bank N.A.)	1,000,000	1,000,000

8

Principal Amount	Value

MASSACHUSETTS — 2.1%
Massachusetts Bay Transportation Authority Rev., (General Transportation System), VRDN, 0.09%, 12/4/13 (SBBPA: Landesbank Baden-Wurttemberg)	$ 2,510,000	$ 2,510,000
Massachusetts Industrial Finance Agency Rev., (Cambridge Isotope Labs, Inc.), VRDN, 0.54%, 12/4/13 (LOC: Bank of America N.A.)	605,000	605,000
Massachusetts Industrial Finance Agency Rev., (Hi-Tech Mold & Tool, Inc.), VRDN, 0.20%, 12/4/13 (LOC: TD Bank N.A.)	600,000	600,000
		3,715,000
MISSISSIPPI — 0.8%
Mississippi Business Finance Corp. Rev., Series 2004 B, VRDN, 0.17%, 12/5/13 (LOC: U.S. Bank N.A. and BancorpSouth Bank)	1,510,000	1,510,000
MISSOURI — 3.4%
Missouri State Health & Educational Facilities Authority Rev., (Academie Lafayette), VRDN, 0.23%, 12/5/13 (LOC: Bank of America N.A.)	1,235,000	1,235,000
Missouri State Health & Educational Facilities Authority Rev., (Kansas City Art Institute), VRDN, 0.07%, 12/2/13 (LOC: Commerce Bank N.A.)	1,000,000	1,000,000
Missouri State Health & Educational Facilities Authority Rev., Series 2011 B, (Rockhurst University), VRDN, 0.07%, 12/2/13 (LOC: Commerce Bank N.A.)	3,850,000	3,850,000
		6,085,000
NEVADA — 3.4%
Clark County Airport System Rev., Series 2013 C2, (Junior Lien), 2.00%, 7/1/14	3,500,000	3,533,441
Nevada Housing Division Rev., (Multi Unit Housing), VRDN, 0.14%, 12/5/13 (LOC: Citibank N.A.)	2,465,000	2,465,000
		5,998,441
NEW MEXICO — 1.1%
State of New Mexico Rev., Series 2009 A, 5.00%, 7/1/14	2,000,000	2,055,539
NEW YORK — 11.9%
Long Island Power Authority Electric System Rev., Series 1998 A1, VRDN, 0.15%, 12/4/13 (LOC: Bayerische Landesbank)	7,500,000	7,500,000
Nassau County Industrial Development Agency Continuing Care Rev., Series 2007 C, (Amsterdam at Harborside), VRDN, 0.25%, 12/4/13 (LOC: Bank of America N.A.)	8,465,000	8,465,000
New York State Dormitory Authority Rev., Series 2009 A, 4.00%, 7/1/14	1,050,000	1,072,513
North Amityville Fire Co., Inc. Rev., VRDN, 0.34%, 12/5/13 (LOC: Citibank N.A.)	2,940,000	2,940,000
Suffolk County Industrial Development Agency Rev., (JBC Realty LLC), VRDN, 0.39%, 12/4/13 (LOC: JPMorgan Chase Bank N.A.)	1,370,000	1,370,000
		21,347,513
NORTH CAROLINA — 3.0%
North Carolina Capital Facilities Finance Agency Rev., (Lees-McRae College, Inc.), VRDN, 0.15%, 12/5/13 (LOC: Branch Banking & Trust)	4,720,000	4,720,000
North Carolina Medical Care Commission Healthcare Facilities Rev., (Stanley Total Living Center), VRDN, 0.15%, 12/5/13 (LOC: Wells Fargo Bank N.A.)	705,000	705,000
		5,425,000
OHIO — 2.1%
County of Putnam Healthcare Facilities Rev., (Hilty Memorial Home), VRDN, 0.10%, 12/5/13 (LOC: First Federal Bank of Midwest and FHLB)	3,740,000	3,740,000
PENNSYLVANIA — 5.4%
Allegheny County Industrial Development Authority Rev., (Little Sisters Poor Project), VRDN, 0.07%, 12/5/13 (LOC: PNC Bank N.A.)	1,650,000	1,650,000

9

Principal Amount	Value

Allegheny County Industrial Development Authority Rev., Series 1996 A, (United Jewish Federation), VRDN, 0.06%, 12/5/13 (LOC: PNC Bank N.A.)	$ 4,090,000	$ 4,090,000
Pennsylvania Higher Educational Facilities Authority Rev., Series 1999 E3, (University of Scranton), VRDN, 0.07%, 12/5/13 (LOC: PNC Bank N.A.)	1,950,000	1,950,000
Philadelphia Authority for Industrial Development Rev., Series 2007 B, (Chestnut Hill College), VRDN, 0.15%, 12/5/13 (LOC: Wells Fargo Bank N.A.)	1,900,000	1,900,000
		9,590,000
SOUTH DAKOTA — 1.1%
South Dakota Housing Development Authority Rev., Series 2003 C-1, (Home Ownership Mortgage), VRDN, 0.14%, 12/5/13 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	1,900,000	1,900,000
TENNESSEE — 0.4%
Montgomery County Public Building Authority Rev., (Tennessee County Loan Pool), VRDN, 0.08%, 12/2/13 (LOC: Bank of America N.A.)	740,000	740,000
TEXAS — 15.3%
Brazos Harbor Industrial Development Corp. Rev., (BASF Corp.), VRDN, 0.15%, 12/4/13	10,500,000	10,500,000
DeSoto Industrial Development Authority Rev., (National Service Industries, Inc.), VRDN, 0.15%, 12/5/13 (LOC: Wells Fargo Bank N.A.)	2,000,000	2,000,000
Mission Economic Development Corp. Industrial Rev., (CMI Project), VRDN, 0.20%, 12/5/13 (LOC: Wells Fargo Bank N.A.)	3,200,000	3,200,000
Muleshoe Economic Development Corps. Industrial Development Rev., (John Lyle & Grace Ajean), VRDN, 0.26%, 12/5/13 (LOC: Wells Fargo Bank N.A. and Rabobank Nederland N.V.)	4,570,000	4,570,000
State of Texas Rev., 2.00%, 8/28/14	7,000,000	7,093,237
		27,363,237
UTAH — 1.1%
City of Logan Industrial Development Rev., (Scientific Technology), VRDN, 0.32%, 12/5/13 (LOC: Bank of the West)	1,300,000	1,300,000
Ogden City Redevelopment Agency Tax Increment Rev., Series 2005 A, VRDN, 0.15%, 12/5/13 (LOC: Wells Fargo Bank N.A.)	730,000	730,000
		2,030,000
WASHINGTON — 3.1%
Washington State Housing Finance Commission Rev., Series 2000 A, (St. Vincent De Paul Project), VRDN, 0.09%, 12/5/13 (LOC: Wells Fargo Bank N.A.)	960,000	960,000
Washington State Housing Finance Commission Rev., Series 2009 B, (Pioneer Human Services), VRDN, 0.10%, 12/4/13 (LOC: U.S. Bank N.A.)	1,400,000	1,400,000
Yakima County Public Corps. Rev., (Macro Plastics, Inc.), VRDN, 0.26%, 12/4/13 (LOC: Bank of the West)	3,100,000	3,100,000
		5,460,000
WISCONSIN — 0.9%
Milwaukee Redevelopment Authority Rev., (La Causa, Inc.), VRDN, 0.19%, 12/4/13 (LOC: U.S. Bank N.A.)	1,585,000	1,585,000
TOTAL INVESTMENT SECURITIES — 98.4%		176,119,416
OTHER ASSETS AND LIABILITIES — 1.6%		2,924,148
TOTAL NET ASSETS — 100.0%		$179,043,564

10

Notes to Schedule of Investments

AGM = Assured Guaranty Municipal Corporation

AGM-CR = Assured Guaranty Municipal Corporation - Custodian Receipts

COP = Certificates of Participation

DRIVERs = Derivative Inverse Tax-Exempt Receipts

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

LIQ FAC = Liquidity Facilities

LOC = Letter of Credit

PUTTERs = Puttable Tax-Exempt Receipts

SBBPA = Standby Bond Purchase Agreement

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.

XLCA = XL Capital Ltd.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional investors. The aggregate value of these securities at the period end was $3,695,000, which represented 2.1% of total net assets.

See Notes to Financial Statements.

11

Statement of Assets and Liabilities

NOVEMBER 30, 2013 (UNAUDITED)
Assets
Investment securities, at value (amortized cost and cost for federal income tax purposes)	$176,119,416
Cash	392,414
Receivable for investments sold	2,215,000
Receivable for capital shares sold	154,635
Interest receivable	243,889
179,125,354

Liabilities
Payable for capital shares redeemed	44,870
Accrued management fees	36,920
81,790

Net Assets	$179,043,564

Investor Class Capital Shares
Shares outstanding (unlimited number of shares authorized)	178,992,280

Net Asset Value Per Share	$1.00

Net Assets Consist of:
Capital paid in	$178,972,450
Undistributed net realized gain	71,114
$179,043,564

See Notes to Financial Statements.

12

Statement of Operations

FOR THE SIX MONTHS ENDED NOVEMBER 30, 2013 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$245,783

Expenses:
Management fees	447,394
Trustees’ fees and expenses	5,729
453,123
Fees waived	(216,289)
236,834

Net investment income (loss)	8,949

Net realized gain (loss) on investment transactions	71,568

Net Increase (Decrease) in Net Assets Resulting from Operations	$80,517

See Notes to Financial Statements.

13

Statement of Changes in Net Assets

SIX MONTHS ENDED NOVEMBER 30, 2013 (UNAUDITED) AND YEAR ENDED MAY 31, 2013
Increase (Decrease) in Net Assets	November 30, 2013	May 31, 2013
Operations
Net investment income (loss)	$8,949	$19,554
Net realized gain (loss)	71,568	1,599
Net increase (decrease) in net assets resulting from operations	80,517	21,153

Distributions to Shareholders
From net investment income	(8,949)	(19,554)

Capital Share Transactions
Proceeds from shares sold	44,443,291	87,899,338
Proceeds from reinvestment of distributions	8,802	19,421
Payments for shares redeemed	(48,423,689)	(113,214,332)
Net increase (decrease) in net assets from capital share transactions	(3,971,596)	(25,295,573)

Net increase (decrease) in net assets	(3,900,028)	(25,293,974)

Net Assets
Beginning of period	182,943,592	208,237,566
End of period	$179,043,564	$182,943,592

Transactions in Shares of the Fund
Sold	44,443,291	87,899,338
Issued in reinvestment of distributions	8,802	19,421
Redeemed	(48,423,689)	(113,214,332)
Net increase (decrease) in shares of the fund	(3,971,596)	(25,295,573)

See Notes to Financial Statements.

14

Notes to Financial Statements

November 30, 2013 (UNAUDITED)

1. Organization

American Century Municipal Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Tax-Free Money Market Fund (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under Rule 2a-7 of the 1940 Act. The fund’s investment objectives are to seek safety of principal and high current income that is exempt from federal income tax.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Securities are generally valued at amortized cost, which approximates fair value. When such valuations do not reflect fair value, securities are valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund’s tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. The fund may make short-term capital gains distributions to comply with the distribution requirements of the Internal Revenue Code. The fund does not expect to realize any long-term capital gains, and accordingly, does not expect to pay any long-term capital gains distributions.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

15

3. Fees and Transactions with Related Parties

Management Fees — The trust has entered into a management agreement with American Century Investment Management, Inc. (ACIM) (the investment advisor), under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1570% to 0.2700%. The rates for the Complex Fee range from 0.2500% to 0.3100%. In order to maintain a positive yield, ACIM may voluntarily waive a portion of its management fee on a daily basis. The fee waiver may be revised or terminated at any time without notice. The effective annual management fee for the six months ended November 30, 2013 was 0.49% before waiver and 0.25% after waiver.

Related Parties — Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust’s investment advisor, ACIM, the trust’s distributor, American Century Investment Services, Inc., and the trust’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

4. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

5. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2013, the fund had accumulated short-term capital losses of $(454), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire in 2018.

16

Financial Highlights

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data						Ratios and Supplemental Data
						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Income From Investment Operations: Net Investment Income (Loss)	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
Investor Class
2013(2)	$1.00	—(3)	—(3)	$1.00	0.01%	0.26%(4)	0.50%(4)	0.01%(4)	(0.23)%(4)	$179,044
2013	$1.00	—(3)	—(3)	$1.00	0.01%	0.40%	0.50%	0.01%	(0.09)%	$182,944
2012	$1.00	—(3)	—(3)	$1.00	0.01%	0.43%	0.50%	0.01%	(0.06)%	$208,238
2011	$1.00	—(3)	—(3)	$1.00	0.07%	0.45%	0.50%	0.07%	0.02%	$237,389
2010	$1.00	—(3)	—(3)	$1.00	0.20%	0.46%	0.51%	0.20%	0.15%	$280,874
2009	$1.00	0.01	(0.01)	$1.00	1.47%	0.50%	0.53%	1.45%	1.42%	$334,768

Notes to Financial Highlights

(1)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(2)	Six months ended November 30, 2013 (unaudited).

(3)	Per-share amount was less than $0.005.

(4)	Annualized.

See Notes to Financial Statements.

17

Approval of Management Agreement

At a meeting held on June 11, 2013, the Fund’s Board of Directors/Trustees unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees (the “Directors”), including a majority of the independent Directors each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

In connection with their annual review and evaluation, the independent Directors memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their consideration of renewal of the management agreement. In that statement, the independent Directors noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the information that the Board and its committees receive and consider over time. This information, together with the materials provided in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•

the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	data comparing the cost of owning the Fund to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

18

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	consideration of collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided. The Board also had the benefit of the advice of its independent counsel throughout the period.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and the Board’s independent counsel in connection with the review, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

19

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance section of this report.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, its ability to continue

20

to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

21

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

22

Additional Information

Proxy Voting Policies

Descriptions of the principles and policies that the fund’s investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the “About Us” page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Municipal Trust

Investment Advisor:

American Century Investment Management, Inc.

Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2014 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SAN-80797 1401

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Municipal Trust

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	January 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	January 29, 2014

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	January 29, 2014